As filed with the Securities and Exchange Commission on May 1, 2002


                                                               File No. 33-65409
                                                              File No. 811-07299

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------
                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( )
                       Pre-effective Amendment No. ___ ( )
                      Post-effective Amendment No. 6   ( X )
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940 ( )
                         Pre-effective Amendment No. ( )
                      Post-effective Amendment No. 15 ( X )
                        (Check appropriate box or boxes)
                                    ---------

                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A
                           (Exact Name of Registrant)
                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 1-800-789-6771
--------------------------------------------------------------------------------
                             Mark F. Muething, Esq.
             Executive Vice President, Secretary and General Counsel
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
                     (Name and Address of Agent for Service)
                                    Copy to:

                              John P. Gruber, Esq.
                                 Vice President
                    Annuity Investors Life Insurance Company
                                 P. O. Box 5423
                           Cincinnati, Ohio 45201-5423

--------------------------------------------------------------------------------


It is proposed that this filing will become effective:

[ ]   Immediately upon filing pursuant to Rule 485(b)
[X]   On May 1, 2002 pursuant to Rule 485(b)
[ ]   60 days after filing pursuant to Rule 485(a)(1)
[ ]   On___________ pursuant to Rule 485(a)(1)
[ ]   75 days after filing pursuant to Rule 485 (a)(2)
[ ]   On___________ pursuant to Rule 485(a)(2)

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                                   (33-65409)

                    Showing Location in Part A (Prospectus),
   Part B (Statement of Additional Information) and Part C (Other Information) of Registration Statement Information Required by Form N-4

                                     PART A
                                     ------

            Item of Form N-4                                       Prospectus Caption
            ----------------                                       ------------------
    1.      Cover Page                                             Cover Page
    2.      Definitions                                            Definitions; Glossary of Financial Terms
    3.      Synopsis                                               Overview
    4.      Condensed Financial Information
            (a)      Accumulation Unit Values                      Condensed Financial Information
            (b)      Performance Data                              Performance Information
            (c)      Financial Statements                          Financial Statements
    5.      General Description of Registrant, Depositor and
            Portfolio Companies
            (a)      Depositor                                     Annuity Investors Life Insurance Company(R)
            (b)      Registrant                                    The Separate Account
            (c)      Portfolio Companies                           The Portfolios
            (d)      Portfolio Prospectuses                        The Portfolios
            (e)      Voting Rights                                 Voting Rights
    6.      Deductions and Expenses
            (a)      General                                       Charges and Deductions
            (b)      Sales Load %                                  Contingent Deferred Sales Charge
            (c)      Special Purchase Plan                         Contingent Deferred Sales Charge
            (d)      Commission                                    Great American Advisors(SM), Inc.
            (e)      Portfolio Expenses                            Fee Table
            (f)      Operating Expenses                            Fee Table
    7.      Contracts
            (a)      Persons with Rights                           Persons with Rights Under a Contract; Voting Rights
            (b) (i)  Allocation of Premium  Payments               Purchase Payments
               (ii)  Transfers                                     Transfers
              (iii)  Exchanges                                     Additions, Deletions or Substitutions
            (c)      Changes                                       Additions, Deletions or Substitutions
            (d)      Inquiries                                     How Do I Contact the Company?
8.         Annuity Period                                          Benefit Payment Period
9.         Death Benefit                                           Death Benefit
10.        Purchases and Contract Values

           (a)       Purchases                                     Purchase Payments; Investment Options-Allocations;
                                                                   Account Value; Glossary of Financial Terms
           (b)       Valuation                                     Account Value; Definitions; Glossary of Financial Terms;
                                                                   Charges and Deductions.
           (c)       Daily Calculation                             Account Value; Accumulation Units; Definitions; Glossary
                                                                   of Financial Terms
           (d)       Underwriter                                   Great American Advisors(SM), Inc.
11.        Redemptions
           (a)       By Owner                                      Surrenders
                     By Annuitant                                  Not Applicable
           (b)       Texas ORP                                     Texas Optional Retirement Program
           (c)       Check Delay                                   Surrenders
           (d)       Involuntary Redemptions                       Termination
           (e)       Free Look                                     Right to Cancel
12.        Taxes                                                   Federal Tax Matters
13.        Legal Proceedings                                       Legal Proceedings
14.        Table of Contents for the Statement of Additional       Statement of Additional Information
           Information

                                     PART B
                                     ------

           Item of Form N-4                                        Statement of Additional Information Caption
           ----------------                                        -------------------------------------------
15.        Cover Page                                              Cover Page
16.        Table of Contents                                       Table of Contents
17.        General Information and History                         General Information and History
18.        Services
           (a)       Fees and Expenses of Registrant               (Prospectus)  Fee Table
           (b)       Management Contracts                          Not Applicable
           (c)       Custodian                                     Not Applicable
                     Independent Auditors                          Experts
           (d)       Assets of Registrant                          Not Applicable
           (e)       Affiliated Person                             Not Applicable
           (f)       Principal Underwriter                         (Prospectus) Great American Advisors(SM), Inc.
19.        (a)       Purchase of Securities Being Offered          (Prospectus) Great American Advisors, Inc.
           (b)       Offering Sales Load                           (Prospectus) Contingent Deferred Sales Charge
20.        Underwriters                                            (Prospectus) Great American Advisors, Inc.
21.        Calculation of Performance Data
           (a)       Money Market Funded Subaccounts               Money Market Subaccount Standardized Yield Calculation
           (b)       Other Subaccounts                             Average Annual Total Return Calculation; Cumulative Total
                                                                   Return Calculation; Standardized Average Annual Total
                                                                   Return Data; Non-Standardized Average Annual Total Return
                                                                   Data; Other Performance Measures.
22.        Annuity Payments                                        (Prospectus) Fixed Dollar Benefit; Variable Dollar
                                                                   Benefit; (SAI) Benefit Units-Transfer Formulas
23.        Financial Statements                                    Financial Statements

                                     PART C
                                     ------

              Item of Form N-4                                            Part C Caption
              ----------------                                            --------------
24.           Financial Statements and Exhibits                           Financial Statements and Exhibits
              (a)        Financial Statements                             Financial Statements
              (b)        Exhibits                                         Exhibits
25.           Directors and Officers of the Depositor                     Directors and Officers of Annuity Investors Life
                                                                          Insurance Company(R)
26.           Persons Controlled By or Under Common Control With the      Persons Controlled By Or Under Common Control With
              Registrant                                                  the Depositor or Registrant
27.           Number of Owners                                            Number of Owners
28.           Indemnification                                             Indemnification
29.           Principal Underwriters                                      Principal Underwriter
30.           Location of Accounts and Records                            Location of Accounts and Records
31.           Management Services                                         Management Services
32.           Undertakings                                                Undertakings
              Signature Page                                              Signature Page

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT A
PROSPECTUS FOR INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES



                                                                     MAY 1, 2002


This prospectus describes individual flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account A (the "Separate Account"). The Contracts currently offer 26 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.


    AIM V.I. Funds (3 Portfolios)                               Merrill Lynch Variable Series Funds, Inc. (4 Portfolios)
         -AIM V.I. Premier Equity Fund                                  -Basic Value V.I. Fund
         -AIM V.I. Capital Development Fund                             -Global Allocation V.I. Fund
         -AIM V.I. Government Securities Fund                           -High Current Income V.I. Fund
    Dreyfus Variable Investment Fund (3 Portfolios)                     -Domestic Money Market V.I. Fund
         -Appreciation Portfolio-Initial Shares                 PBHG Insurance Series Fund (4 Portfolios)
         -Growth and Income Portfolio-Initial Shares                    -PBHG Growth II Portfolio
         -Small Cap Portfolio-Initial Shares                            -PBHG Technology & Communications Portfolio
    The Dreyfus Socially Responsible Growth Fund-Initial                -PBHG Select Value Portfolio
    Shares                                                              -PBHG Mid-Cap Value Portfolio
    Dreyfus Stock Index Fund-Initial Shares                     Scudder VIT Funds (2 Portfolios)
    Janus Aspen Series (5 Portfolios)                                   -Scudder VIT EAFE(R)  Equity Index
         -Aggressive Growth Portfolio                                   -Scudder VIT Small Cap Index
         -Worldwide Growth Portfolio                            Strong Opportunity Fund II, Inc.
         -Balanced Portfolio                                    The Universal Institutional Funds, Inc. (2 Portfolios)
         -Capital Appreciation Portfolio                                -Van Kampen- Core Plus Fixed Income Portfolio
         -International Growth Portfolio-Service Shares                 -Van Kampen U.S. Real Estate Portfolio


This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.


A statement of additional information ("SAI"), dated May 1, 2002, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's Web site: www.sec.gov. The registration number is 33-65409. The table of contents for the SAI is printed on the last page of this prospectus.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.
-   THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
-   THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
    UNION
- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
-   THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                -----------------

                                                                                                                       PAGE
                                                                                                                       ----

DEFINITIONS.......................................................................................................................4
OVERVIEW..........................................................................................................................5
   WHAT IS THE SEPARATE ACCOUNT?..................................................................................................5
   WHAT ARE THE CONTRACTS?........................................................................................................5
   HOW DO I PURCHASE OR CANCEL A CONTRACT?........................................................................................5
   WILL ANY PENALTIES OR CHARGES APPLY IF I SURRENDER A CONTRACT?.................................................................5
   WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?.......................................................................5
   HOW DO I CONTACT THE COMPANY?..................................................................................................5
FEE TABLE.........................................................................................................................6
   OWNER TRANSACTION EXPENSES.....................................................................................................6
   SEPARATE ACCOUNT ANNUAL EXPENSES...............................................................................................6
   PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE REIMBURSEMENT) FOR YEAR ENDED 12/31/011...............................................6
   EXAMPLES.......................................................................................................................8
CONDENSED FINANCIAL INFORMATION...................................................................................................9
   FINANCIAL STATEMENTS..........................................................................................................13
   PERFORMANCE INFORMATION.......................................................................................................13
     Yield Data..................................................................................................................13
     Total Return Data...........................................................................................................13
     Other Performance Measures..................................................................................................13
THE PORTFOLIOS...................................................................................................................14
   AIM V.I. FUNDS................................................................................................................14
   DREYFUS PORTFOLIOS............................................................................................................15
   JANUS ASPEN SERIES............................................................................................................16
   MERRILL LYNCH VARIABLE SERIES FUND, INC.......................................................................................16
   PBHG INSURANCE SERIES FUND....................................................................................................17
   SCUDDER VIT FUNDS.............................................................................................................19
   STRONG OPPORTUNITY FUND II, INC...............................................................................................18
   VAN KAMPEN(1).................................................................................................................19
   ADDITIONS, DELETIONS, OR SUBSTITUTIONS........................................................................................20
   VOTING RIGHTS.................................................................................................................20
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)......................................................................................21
THE SEPARATE ACCOUNT.............................................................................................................21
GREAT AMERICAN ADVISORS, INC.....................................................................................................21
CHARGES AND DEDUCTIONS...........................................................................................................22
   CHARGES AND DEDUCTIONS BY THE COMPANY.........................................................................................22
     Contingent Deferred Sales Charge ("CDSC")...................................................................................22
     Contract Maintenance Fee....................................................................................................23
     Transfer Fee................................................................................................................23
     Mortality and Expense Risk Charge...........................................................................................23
     Premium Taxes...............................................................................................................24
     Discretionary Waivers of Charges............................................................................................24
   EXPENSES OF THE PORTFOLIOS....................................................................................................24
THE CONTRACTS....................................................................................................................25
   RIGHT TO CANCEL...............................................................................................................25
   PERSONS WITH RIGHTS UNDER A CONTRACT..........................................................................................25

ACCUMULATION PERIOD..............................................................................................................26
   ACCOUNT STATEMENTS............................................................................................................26
   ACCOUNT VALUE.................................................................................................................26
   PURCHASE PAYMENTS.............................................................................................................27
   INVESTMENT OPTIONS--ALLOCATIONS...............................................................................................27

   TRANSFERS.....................................................................................................................28
     Telephone, Facsimile or Internet Transfers..................................................................................30
     Termination of Transfer Programs............................................................................................30
     Other Restrictions on Transfers.............................................................................................30

   SURRENDERS....................................................................................................................30
   CONTRACT LOANS................................................................................................................31
   TERMINATION...................................................................................................................31
BENEFIT PAYMENT PERIOD...........................................................................................................31
   ANNUITY BENEFIT...............................................................................................................32
   DEATH BENEFIT.................................................................................................................32
   SETTLEMENT OPTIONS............................................................................................................33
     Form of Settlement Option...................................................................................................33
     Calculation of Fixed Dollar Benefit Payments................................................................................34
     Calculation of Variable Dollar Benefit Payments.............................................................................35
FEDERAL TAX MATTERS..............................................................................................................34
   TAX DEFERRAL ON ANNUITIES.....................................................................................................34
   TAX-QUALIFIED PLANS...........................................................................................................34
     Individual Retirement Annuities.............................................................................................35
     Roth IRAs...................................................................................................................35
     Tax-Sheltered Annuities.....................................................................................................35
     Texas Optional Retirement Program...........................................................................................36
     Pension and Profit Sharing Plans............................................................................................36
     Governmental Deferred Compensation Plans....................................................................................36
   NONQUALIFIED DEFERRED COMPENSATION PLANS......................................................................................36
   SUMMARY OF INCOME TAX RULES...................................................................................................37
GLOSSARY OF FINANCIAL TERMS......................................................................................................38
THE REGISTRATION STATEMENT.......................................................................................................39

OTHER INFORMATION AND NOTICES....................................................................................................39
   HOUSEHOLDING- REVOCATION OF CONSENT...........................................................................................39
   ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS.....................................................................................39
   LEGAL PROCEEDINGS.............................................................................................................39

STATEMENT OF ADDITIONAL INFORMATION..............................................................................................40

DEFINITIONS
--------------------------------------------------------------------------------

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE: The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Subaccounts and the owner's interest in the fixed account options.

ACCUMULATION PERIOD: The period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT: A share of a Subaccount that an owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE: The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

BENEFIT PAYMENT PERIOD: The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT: A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE: The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE: The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

NET ASSET VALUE: The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

NET INVESTMENT FACTOR: The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

VALUATION DATE: A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day the New York Stock Exchange is open for business.

VALUATION PERIOD: The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

OVERVIEW
--------------------------------------------------------------------------------

WHAT IS THE SEPARATE ACCOUNT?
The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount currently offered is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?
The Contracts are individual deferred annuities, which are insurance products. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and five fixed account options. The variable investment options are Subaccounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon so long as those amounts remain in the fixed account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

HOW DO I PURCHASE OR CANCEL A CONTRACT?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within twenty days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I SURRENDER A CONTRACT?
A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases by 1% annually to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-   a transfer fee for certain transfers between investment options;
- an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;
- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived); and
-   premium taxes in some States (where taxes apply, they may never be waived).


In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 2001 are included in the Fee Table of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


HOW DO I CONTACT THE COMPANY?
Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the owner's name. You may also contact us through our web site, www.commodoreva.com.

FEE TABLE
--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES
 Maximum Contingent Deferred Sales Charge (applies to purchase payments only)                                               7%
 Transfer Fee (applies to transfers in excess of 12 in any contract year)                                                  $25
 Annual Contract Maintenance Fee (not assessed against fixed account options)                                              $25

SEPARATE ACCOUNT ANNUAL EXPENSES
(As a percentage of the average value of the owner's interest in the Sub Accounts)
 Mortality and Expense Risk Charge                                                                                        1.25%
 Administration Charge                                                                                                    0.00%
                                                                                                                         -----
 Total Separate Account Annual Expenses                                                                                   1.25%


PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE REIMBURSEMENT) FOR YEAR ENDED
12/31/01(1)
(As a percentage of Portfolio average net assets)

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                                          MANAGEMENT         OTHER       TOTAL ANNUAL
                                                                                      FEES           EXPENSES       EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Premier Equity Fund                                                          0.60             0.25           0.85
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Capital Development Fund                                                     0.75             0.41           1.16
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Government Securities Fund                                                   0.50             0.58           1.08
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares                                  0.75             0.03           0.78
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares                             0.75             0.05           0.80
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares                                     0.75             0.04           0.79
--------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                     0.75             0.03           0.78
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund-Initial Shares                                               0.25             0.01           0.26
--------------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio                                                0.65             0.02           0.67
--------------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Worldwide Growth Portfolio                                                 0.65             0.04           0.69
--------------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Balanced Portfolio                                                         0.65             0.01           0.66
--------------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Capital Appreciation Portfolio                                             0.65             0.01           0.66
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch -Basic Value V.I. Fund                                                  0.60             0.08           0.68
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch -Global Allocation V.I. Fund                                            0.65             0.10           0.75
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch -High Current Income V.I. Fund                                          0.48             0.10           0.58
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch -Domestic Money Market V.I. Fund                                        0.50             0.07           0.57
--------------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Growth II Portfolio                                   0.85             0.22           1.07
--------------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio                               0.85             0.20           1.05
--------------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio                                0.65             0.21           0.86
--------------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(2)                            0.00             1.20           1.20
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index(3)                                                   0.45             0.20           0.65
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index(3)                                                        0.35             0.10           0.45
--------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.(4)                                                   0.75             0.35           1.10
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen-Core Plus Fixed Income Portfolio(5)                                        0.39             0.31           0.70
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen-U.S. Real Estate Portfolio(5)                                              0.75             0.35           1.10
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                              MANAGEMENT FEES      12b-1         OTHER       TOTAL ANNUAL
WITH SERVICE FEES                                                                           FEES        EXPENSES        EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
Janus A.S.-International Growth Portfolio-Service Shares                     0.65           0.25          0.06            0.96
--------------------------------------------------------------------------------------------------------------------------------

(1) Data for each Portfolio are for its fiscal year ended December 31, 2001. Actual expenses in future years may be higher or lower. Portfolios may have agreements with their advisors to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectuses. The actual fees and expenses for Portfolios with such agreements are as follows:

--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO                                                               MANAGEMENT FEES     OTHER EXPENSES       TOTAL ANNUAL
                                                                                                                   EXPENSES
--------------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(2)                  0.85               1.55                 2.40
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund(3)                                    0.45               0.36                 0.81
--------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund(3)                                         0.35               0.28                 0.63
--------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.(4)                                         0.75               0.60                 1.35
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen - Core Plus Fixed Income Portfolio(5)                            0.40               0.31                 0.71
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen - U.S. Real Estate Portfolio(5)                                  0.80               0.35                 1.15
--------------------------------------------------------------------------------------------------------------------------------

(2) The management fee for PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio has been reduced to 0.00% to reflect the voluntary waiver of all of the management fee and the reimbursement by the portfolio's advisor to the extent the operating expenses exceed 1.20%.

(3) Deutsche Asset Management Inc. (the Advisor) has voluntarily agreed to waive its fees and/or reimburse expenses of the Funds, to the extent necessary, to limit all expenses to the current expense cap listed until April 30, 2003. Absent this expense cap reimbursement the management fees and other expenses, respectively, for the Scudder VIT Funds would be 0.45% and 0.36% for the EAFE Equity Index Fund, and 0.35% and 0.28% for the Small Cap Index Fund.

(4) As compensation for its advisory services, the fund pays Strong a monthly management fee at an annual rate of 0.75% of the fund's average daily net asset value. Strong has voluntarily agreed to waive the management fee and/or absorb the fund's other expenses so that the total annual fund operating expenses are capped at 1.10%. Strong has no current intention to, but may in the future, discontinue or modify any fee waivers or expense absorptions after any appropriate notice to the fund's shareholders.

(5) The management fee for certain portfolios has been reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the portfolio's advisor to the extent the operating expenses exceed the following percentages: Core Plus Fixed Income Portfolio - 0.70%; U.S. Real Estate Portfolio-1.10%. The advisor may terminate this voluntary waiver at any time at its sole discretion.

The purpose of the Fee Table (including the Examples that follow) is to assist the owner in understanding the various costs and expenses that an owner will bear directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as of the Portfolios. The Separate Account expenses are discussed more fully in the Charges and Deductions section of this prospectus. The Portfolio expenses are discussed more fully in the Portfolio prospectuses. Premium taxes may also apply.

The examples on the following pages should not be considered a representation of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be more or less than those assumed in the examples. The examples assume the reinvestment of all dividends and distributions, no transfers among Subaccounts or between the fixed account options and the Subaccounts and a 5% annual rate of return. The contract maintenance fee is reflected in the examples as a charge of $1.21 per year based on the ratio of actual contract maintenance fees collected for the year ended 12/31/01 to total average net assets as of 12/31/01. The examples do not include charges for premium taxes. Any waivers or reimbursements of Portfolio fees and expenses are reflected in the Examples, and are assumed to continue throughout the periods shown.

EXAMPLES                                                                               EXAMPLE #1--ASSUMING SURRENDER

                                                                              If the owner  surrenders  his or her  Contract at
                                                                              the  end  of  the  applicable  time  period,  the
                                                                              following  expenses  would be charged on a $1,000
                                                                              investment:

---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                                      1 YEAR      3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Premier Equity Fund                                                      93          124         163          321
-----------------------------------------------------------------------------
AIM V.I.-Capital Development Fund                                                 96          134         180          361
-----------------------------------------------------------------------------
AIM V.I.-Government Securities Fund                                               95          131         176          350
-----------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares                              92          122         159          312
-----------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares                         92          122         160          314
-----------------------------------------------------------------------------
Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares                                 92          122         160          313
-----------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                 92          122         159          312
-----------------------------------------------------------------------------
Dreyfus Stock Index Fund-Initial Shares                                           87          105         129          241
-----------------------------------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio                                            91          118         153          297
-----------------------------------------------------------------------------
Janus A.S.-Worldwide Growth Portfolio                                             91          119         154          300
-----------------------------------------------------------------------------
Janus A.S.-Balanced Portfolio                                                     91          118         152          296
-----------------------------------------------------------------------------
Janus A.S.-Capital Appreciation Portfolio                                         91          118         152          296
-----------------------------------------------------------------------------
Janus A.S.-International Growth Portfolio-Service Shares                          94          128         169          335
-----------------------------------------------------------------------------
Merrill Lynch -Basic Value V.I. Fund                                              91          119         153          298
-----------------------------------------------------------------------------
Merrill Lynch -Global Allocation V.I. Fund                                        92          121         157          308
-----------------------------------------------------------------------------
Merrill Lynch -High Current Income V.I. Fund                                      90          115         147          285
-----------------------------------------------------------------------------
Merrill Lynch -Domestic Money Market V.I. Fund                                    90          115         147          284
-----------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Growth II Portfolio                               95          131         175          349
-----------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio Portfolio                 95          130         174          347
-----------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio                            93          124         164          322
-----------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                           96          135         183          366
-----------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index                                                  91          118         152          294
-----------------------------------------------------------------------------
Scudder VIT Small Cap Index                                                       89          111         140          267
-----------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                                  95          132         177          353
-----------------------------------------------------------------------------
Van Kampen-Core Plus Fixed Income Portfolio                                       91          119         154          301
-----------------------------------------------------------------------------
Van Kampen-U.S. Real Estate Portfolio                                             95          132         177          353

EXAMPLES                                                                             EXAMPLE #2--ASSUMING NO SURRENDER

                                                                              If  the  owner  does  not  surrender  his or her
                                                                              Contract, or if it is annuitized,  the following
                                                                              expenses   would   be   charged   on  a   $1,000
                                                                              investment  at the  end of the  applicable  time
                                                                              period:
-------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                                     1 YEAR*     3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Premier Equity Fund                                                      23          74         133          321
-----------------------------------------------------------------------------
AIM V.I.-Capital Development Fund                                                 26          84         150          361
-----------------------------------------------------------------------------
AIM V.I.-Government Securities Fund                                               25          81         146          350
-----------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio-Initial Shares                              22          72         129          312
-----------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio-Initial Shares                         22          72         130          314
-----------------------------------------------------------------------------
Dreyfus V.I.F.-Small Cap Portfolio-Initial Shares                                 22          72         130          313
-----------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares                 22          72         129          312
-----------------------------------------------------------------------------
Dreyfus Stock Index Fund-Initial Shares                                           17          55          99          241
-----------------------------------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio                                            21          68         123          297
-----------------------------------------------------------------------------
Janus A.S.-Worldwide Growth Portfolio                                             21          69         124          300
-----------------------------------------------------------------------------
Janus A.S.-Balanced Portfolio                                                     21          68         122          296
-----------------------------------------------------------------------------
Janus A.S.-Capital Appreciation Portfolio                                         21          68         122          296
-----------------------------------------------------------------------------
Janus A.S.-International Growth Portfolio-Service Shares                          24          78         139          335
-----------------------------------------------------------------------------
Merrill Lynch -Basic Value V.I. Fund                                              21          69         123          298
-----------------------------------------------------------------------------
Merrill Lynch -Global Allocation V.I. Fund                                        22          71         127          308
-----------------------------------------------------------------------------
Merrill Lynch -High Current Income V.I. Fund                                      20          65         117          285
-----------------------------------------------------------------------------
Merrill Lynch -Domestic Money Market V.I. Fund                                    20          65         117          284
-----------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Growth II Portfolio                               25          81         145          349
-----------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Tech. & Comm. Portfolio Portfolio                 25          80         144          347
-----------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio                            23          74         134          322
-----------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio                           26          85         153          366
-----------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index                                                  21          68         122          294
-----------------------------------------------------------------------------
Scudder VIT Small Cap Index                                                       19          61         110          267
-----------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                                  25          82         147          353
-----------------------------------------------------------------------------
Van Kampen-Core Plus Fixed Income Portfolio                                       21          69         124          301
-----------------------------------------------------------------------------
Van Kampen-U.S. Real Estate Portfolio                                             25          82         147          353

    * Annuitization is not permitted until after the second contract year.

CONDENSED FINANCIAL INFORMATION
================================================================================

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                 ACCUMULATION                      ACCUMULATION
                                            UNIT VALUE                    UNITS OUTSTANDING                  YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds -                               8.859412                         15,980.246                 12/31/01
                                   --------------------------------------------------------------------------------------
AIM V.I. Premier                                    N/A                                N/A                 12/31/00
                                   --------------------------------------------------------------------------------------
Equity Fund                                         N/A                                N/A                 12/31/99
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/98
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds                                 9.442643                          1,234.008                 12/31/01
                                   --------------------------------------------------------------------------------------
AIM V.I. Capital                                    N/A                                N/A                 12/31/00
                                   --------------------------------------------------------------------------------------
Development Fund                                    N/A                                N/A                 12/31/99
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/98
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds                                10.385882                          5,714.204                 12/31/01
                                   --------------------------------------------------------------------------------------
AIM V.I. Government                                 N/A                                N/A                 12/31/00
                                   --------------------------------------------------------------------------------------
Securities Fund                                     N/A                                N/A                 12/31/99
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/98
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                                   19.403096                        653,512.152                 12/31/01
                                   --------------------------------------------------------------------------------------
Appreciation Portfolio-Initial                21.663935                        630,679.897                 12/31/00
                                   --------------------------------------------------------------------------------------
Shares                                        22.077832                        636,602.361                 12/31/99
                                   --------------------------------------------------------------------------------------
                                              20.056205                        445,340.210                 12/31/98
                                   --------------------------------------------------------------------------------------
                                              15.594553                        247,118.575                 12/31/97
                                   --------------------------------------------------------------------------------------
                                              12.330543                         33,424.286                 12/31/96
                                   --------------------------------------------------------------------------------------
                                               9.944353                              0.000                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                                   12.927945                        291,697.672                 12/31/01
                                   --------------------------------------------------------------------------------------
Growth & Income                               13.903391                        285,476.574                 12/31/00
                                   --------------------------------------------------------------------------------------
Portfolio-Initial Shares                      14.629800                        219,498.240                 12/31/99
                                   --------------------------------------------------------------------------------------
                                              12.672693                        153,859.242                 12/31/98
                                   --------------------------------------------------------------------------------------
                                              11.475350                         48,865.286                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF                                   14.617148                        497,011.585                 12/31/01
                                   --------------------------------------------------------------------------------------
Small Cap Portfolio-                          15.765516                        449,398.069                 12/31/00
                                   --------------------------------------------------------------------------------------
Initial Shares                                14.087437                        387,630.477                 12/31/99
                                   --------------------------------------------------------------------------------------
                                              11.582209                        256,140.224                 12/31/98
                                   --------------------------------------------------------------------------------------
                                              12.145032                         86,150.930                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                    N/A                                N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially                          16.685382                        434,635.915                 12/31/01
                                   --------------------------------------------------------------------------------------
Responsible Growth                            21.821644                        415,642.404                 12/31/00
                                   --------------------------------------------------------------------------------------
Fund, Inc.-Initial Shares                     24.833578                        343,851.835                 12/31/99
                                   --------------------------------------------------------------------------------------
                                              19.329493                        229,710.625                 12/31/98
                                   --------------------------------------------------------------------------------------
                                              15.126449                        132,957.488                 12/31/97
                                   --------------------------------------------------------------------------------------
                                              11.924561                         15,316.028                 12/31/96
                                   --------------------------------------------------------------------------------------
                                               9.960199                              0.000                 12/31/95
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                 ACCUMULATION                      ACCUMULATION
                                            UNIT VALUE                    UNITS OUTSTANDING                  YEAR
-------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock                               18.612764                         1,109,281.281                12/31/01
                                   --------------------------------------------------------------------------------------
Index Fund-                                 21.461115                         1,057,638.906                12/31/00
                                   --------------------------------------------------------------------------------------
Initial Shares                              23.951750                           924,662.564                12/31/99
                                   --------------------------------------------------------------------------------------
                                            20.107787                           665,996.241                12/31/98
                                   --------------------------------------------------------------------------------------
                                            15.879169                           324,713.323                12/31/97
                                   --------------------------------------------------------------------------------------
                                            12.092195                            29,203.177                12/31/96
                                   --------------------------------------------------------------------------------------
                                             9.992509                                 0.000                12/31/95
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                          14.523289                           546,207.775                12/31/01
                                   --------------------------------------------------------------------------------------
Aggressive Growth                           24.288229                           482,982.098                12/31/00
                                   --------------------------------------------------------------------------------------
Portfolio                                   36.068642                           396,557.687                12/31/99
                                   --------------------------------------------------------------------------------------
                                            16.201176                           276,028.214                12/31/98
                                   --------------------------------------------------------------------------------------
                                            12.217744                           207,227.419                12/31/97
                                   --------------------------------------------------------------------------------------
                                            10.979832                            52,219.342                12/31/96
                                   --------------------------------------------------------------------------------------
                                            10.299246                                 0.000                12/31/95
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                          20.772109                         1,054,009.275                12/31/01
                                   --------------------------------------------------------------------------------------
Worldwide Growth                            27.117779                         1,014,262.905                12/31/00
                                   --------------------------------------------------------------------------------------
Portfolio                                   32.558270                           910,884.507                12/31/99
                                   --------------------------------------------------------------------------------------
                                            20.045287                           689,148.869                12/31/98
                                   --------------------------------------------------------------------------------------
                                            15.742391                           425,739.592                12/31/97
                                   --------------------------------------------------------------------------------------
                                            13.048360                            50,730.352                12/31/96
                                   --------------------------------------------------------------------------------------
                                            10.239284                                 0.000                12/31/95
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                          21.236842                         1,333,874.478                12/31/01
                                   --------------------------------------------------------------------------------------
Balanced Portfolio                          22.556000                         1,299,159.372                12/31/00
                                   --------------------------------------------------------------------------------------
                                            23.368428                         1,127,059.575                12/31/99
                                   --------------------------------------------------------------------------------------
                                            18.665828                           765,170.784                12/31/98
                                   --------------------------------------------------------------------------------------
                                            14.073772                           409,917.307                12/31/97
                                   --------------------------------------------------------------------------------------
                                            11.670308                            49,603.384                12/31/96
                                   --------------------------------------------------------------------------------------
                                            10.171211                                 0.000                12/31/95
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                           8.280678                           362,749.000                12/31/01
                                   --------------------------------------------------------------------------------------
Capital Appreciation                        10.704994                           276,170.515                12/31/00
                                   --------------------------------------------------------------------------------------
Portfolio                                   13.247549                            87,500.549                12/31/99
                                   --------------------------------------------------------------------------------------
                                                  N/A                                   N/A                12/31/98
                                   --------------------------------------------------------------------------------------
                                                  N/A                                   N/A                12/31/97
                                   --------------------------------------------------------------------------------------
                                                  N/A                                   N/A                12/31/96
                                   --------------------------------------------------------------------------------------
                                                  N/A                                   N/A                12/31/95
-------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series                           8.339414                               667.414                12/31/01
                                   --------------------------------------------------------------------------------------
International Growth                              N/A                                   N/A                12/31/00
                                   --------------------------------------------------------------------------------------
Portfolio - Service                               N/A                                   N/A                12/31/99
                                   --------------------------------------------------------------------------------------
Shares                                            N/A                                   N/A                12/31/98
                                   --------------------------------------------------------------------------------------
                                                  N/A                                   N/A                12/31/97
                                   --------------------------------------------------------------------------------------
                                                  N/A                                   N/A                12/31/96
                                   --------------------------------------------------------------------------------------
                                                  N/A                                   N/A                12/31/95
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch -                             21.343769                           220,538.862                12/31/01
                                   --------------------------------------------------------------------------------------
Basic Value V.I. Fund                       20.729966                           196,483.457                12/31/00
                                   --------------------------------------------------------------------------------------
                                            18.631352                           194,136.375                12/31/99
                                   --------------------------------------------------------------------------------------
                                            15.575121                           154,675.988                12/31/98
                                   --------------------------------------------------------------------------------------
                                            14.408954                            68,181.594                12/31/97
                                   --------------------------------------------------------------------------------------
                                            12.094664                             6,820.503                12/31/96
                                   --------------------------------------------------------------------------------------
                                            10.147434                                 0.000                12/31/95
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                 ACCUMULATION                      ACCUMULATION
                                            UNIT VALUE                    UNITS OUTSTANDING                  YEAR
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch -                             12.932132                           28,565.341                 12/31/01
                                   --------------------------------------------------------------------------------------
Global Allocation                           14.367468                           29,249.252                 12/31/00
                                   --------------------------------------------------------------------------------------
V.I. Fund                                   16.095271                           26,916.938                 12/31/99
                                   --------------------------------------------------------------------------------------
                                            13.426667                           25,160.717                 12/31/98
                                   --------------------------------------------------------------------------------------
                                            12.486612                           17,615.512                 12/31/97
                                   --------------------------------------------------------------------------------------
                                            11.294096                            2,114.707                 12/31/96
                                   --------------------------------------------------------------------------------------
                                            10.105242                                0.000                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch -                             21.343769                          220,538.862                 12/31/01
                                   --------------------------------------------------------------------------------------
Basic Value V.I. Fund                       20.729966                          196,483.457                 12/31/00
                                   --------------------------------------------------------------------------------------
                                            18.631352                          194,136.375                 12/31/99
                                   --------------------------------------------------------------------------------------
                                            15.575121                          154,675.988                 12/31/98
                                   --------------------------------------------------------------------------------------
                                            14.408954                           68,181.594                 12/31/97
                                   --------------------------------------------------------------------------------------
                                            12.094664                            6,820.503                 12/31/96
                                   --------------------------------------------------------------------------------------
                                            10.147434                                0.000                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch -                             11.510137                          128,766.852                 12/31/01
                                   --------------------------------------------------------------------------------------
High Current Income                         11.205014                          130,314.034                 12/31/00
                                   --------------------------------------------------------------------------------------
V.I. Fund                                   12.209776                          132,170.589                 12/31/99
                                   --------------------------------------------------------------------------------------
                                            11.667978                          119,716.657                 12/31/98
                                   --------------------------------------------------------------------------------------
                                            12.189961                           65,756.981                 12/31/97
                                   --------------------------------------------------------------------------------------
                                            11.119068                            6,837.357                 12/31/96
                                   --------------------------------------------------------------------------------------
                                            10.118436                                0.000                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch -                              1.225846                        1,058,892.677                 12/31/01
                                   --------------------------------------------------------------------------------------
Domestic Money                               1.200162                          726,382.977                 12/31/00
                                   --------------------------------------------------------------------------------------
Market V.I. Fund                             1.153121                        1,221,067.482                 12/31/99
                                   --------------------------------------------------------------------------------------
                                             1.118170                          876,845.270                 12/31/98
                                   --------------------------------------------------------------------------------------
                                             1.079946                          697,535.841                 12/31/97
                                   --------------------------------------------------------------------------------------
                                             1.041216                          325,331.820                 12/31/96
                                   --------------------------------------------------------------------------------------
                                             1.002475                                0.000                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
PBHG Insurance                              10.789433                           91,885.173                 12/31/01
                                   --------------------------------------------------------------------------------------
Series Fund                                 18.352148                           69,096.702                 12/31/00
                                   --------------------------------------------------------------------------------------
PBHG Growth II                              22.299325                           38,048.576                 12/31/99
                                   --------------------------------------------------------------------------------------
Portfolio                                   11.391453                           27,306.830                 12/31/98
                                   --------------------------------------------------------------------------------------
                                            10.661135                           15,905.540                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                  N/A                                  N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                  N/A                                  N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
PBHG Insurance                              11.983282                          423,362.421                 12/31/01
                                   --------------------------------------------------------------------------------------
Series Fund                                 25.448858                          329,398.744                 12/31/00
                                   --------------------------------------------------------------------------------------
PBHG Technology &                           44.519838                          251,774.582                 12/31/99
                                   --------------------------------------------------------------------------------------
Communications                              13.480010                          112,549.063                 12/31/98
                                   --------------------------------------------------------------------------------------
Portfolio                                   10.323925                           51,276.959                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                  N/A                                  N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                  N/A                                  N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
PBHG Insurance                               9.151792                           36,523.745                 12/31/01
                                   --------------------------------------------------------------------------------------
Series Fund                                       N/A                                  N/A                 12/31/00
                                   --------------------------------------------------------------------------------------
PBHG Select Value                                 N/A                                  N/A                 12/31/99
                                   --------------------------------------------------------------------------------------
Portfolio                                         N/A                                  N/A                 12/31/98
                                   --------------------------------------------------------------------------------------
                                                  N/A                                  N/A                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                  N/A                                  N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                  N/A                                  N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                 ACCUMULATION                      ACCUMULATION
                                            UNIT VALUE                    UNITS OUTSTANDING                  YEAR
-------------------------------------------------------------------------------------------------------------------------
PBHG Insurance                             10.084362                            37,028.918                 12/31/01
                                   --------------------------------------------------------------------------------------
Series Fund                                      N/A                                   N/A                 12/31/00
                                   --------------------------------------------------------------------------------------
PBHG Mid-Cap Value                               N/A                                   N/A                 12/31/99
                                   --------------------------------------------------------------------------------------
Portfolio                                        N/A                                   N/A                 12/31/98
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Scudder VIT                                 7.328677                            21,349.399                 12/31/01
                                   --------------------------------------------------------------------------------------
EAFE(R) Equity                              9.853413                            15,572.866                 12/31/00
                                   --------------------------------------------------------------------------------------
Index Fund                                 11.970215                             3,810.276                 12/31/99
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/98
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Scudder VIT                                11.118707                            22,866.676                 12/31/01
                                   --------------------------------------------------------------------------------------
Small Cap                                  11.030253                            16,764.780                 12/31/00
                                   --------------------------------------------------------------------------------------
Index Fund                                 11.617671                             8,647.306                 12/31/99
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/98
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Strong Opportunity                         18.419012                           249,224.634                 12/31/01
                                   --------------------------------------------------------------------------------------
Fund II, Inc.                              19.367942                           201,187.103                 12/31/00
                                   --------------------------------------------------------------------------------------
                                           18.396025                           166,404.289                 12/31/99
                                   --------------------------------------------------------------------------------------
                                           13.806405                           120,817.718                 12/31/98
                                   --------------------------------------------------------------------------------------
                                           12.311565                            35,542.297                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Van Kampen                                 13.173691                           145,193.003                 12/31/01
                                   --------------------------------------------------------------------------------------
Core Plus Fixed                            12.201975                            93,917.861                 12/31/00
                                   --------------------------------------------------------------------------------------
Income Portfolio                           11.121384                            99,847.422                 12/31/99
                                   --------------------------------------------------------------------------------------
                                           11.446708                            67,599.236                 12/31/98
                                   --------------------------------------------------------------------------------------
                                           10.740991                             7,144.949                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------
Van Kampen                                 14.584113                            92,598.879                 12/31/01
                                   --------------------------------------------------------------------------------------
U.S. Real                                  13.444286                            74,575.394                 12/31/00
                                   --------------------------------------------------------------------------------------
Estate Portfolio                           10.529927                            75,971.027                 12/31/99
                                   --------------------------------------------------------------------------------------
                                           10.820841                            61,094.222                 12/31/98
                                   --------------------------------------------------------------------------------------
                                           12.291156                            19,438.406                 12/31/97
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/96
                                   --------------------------------------------------------------------------------------
                                                 N/A                                   N/A                 12/31/95
-------------------------------------------------------------------------------------------------------------------------

The above table gives year-end Accumulation Unit Information for each Subaccount from the end of the year of inception to December 31, 2001. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit value for each Subaccount other than the Merrill Lynch Domestic Money Market V.I. Fund Subaccount was 10.000000 as of December 7, 1995 (the Separate Account commencement date), or as of May 1, 1997 (the effective date of the Subaccounts), for PBHG Growth II Portfolio, PBHG Technology & Communication, Van Kampen Core Plus Fixed Income Portfolio, Van Kampen U.S. Real Estate Portfolio, Strong Opportunity Fund II, Inc., Dreyfus VIF Growth and Income and Dreyfus Small Cap Portfolio Subaccounts - Initial Shares, or as of May 1, 1999 (the effective date of the Subaccounts) for Janus Capital Appreciation Portfolio and the two Scudder VIT funds. or as of May 1, 2001 (the effective date of the Subaccounts) for the Janus Aspen Series International Growth Portfolio - Service Shares, PBHG Select Value Portfolio, PBHG Mid-Cap Value Portfolio, AIM V.I.-Premier Equity Fund, AIM V.I.-Capital Development Fund and AIM V.I.-Government Securities Fund. The beginning Accumulation Unit Value for the Merrill Lynch Domestic Money Market V.I. Fund Subaccount was 1.000000 as of December 7, 1995.

FINANCIAL STATEMENTS
The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the statement of additional information.

PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the statement of additional information.

YIELD DATA
The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented, assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form. Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges.

"Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:
- compare the performance of a Subaccount with applicable indices and/or industry averages;
- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;
- compare investment return on a tax-deferred basis with currently taxable investment return;
-   illustrate investment returns by graphs, charts, or otherwise.

THE PORTFOLIOS
================================================================================
The Separate Account currently offers the following Subaccounts. Each Subaccount is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.

The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.


================================================================================
AIM V.I. FUNDS
================================================================================

Advisor:                AIM V.I. GOVERNMENT SECURITIES FUND
AIM Advisors, Inc.      The fund's investment objective is to achieve a high
                        level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing in debt securities issued, guaranteed or otherwise backed by the United States
                        Government. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

Advisor:                AIM V.I. CAPITAL DEVELOPMENT FUND
AIM Advisors, Inc.      The fund's investment objective is long-term growth of
                        capital. The fund seeks to meet its objective by investing primarily in securities, including common stocks, convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Advisor:                AIM V.I. PREMIER EQUITY FUND
AIM Advisors, Inc.      The fund's investment objective is to achieve long-term
                        growth of capital. Income is a secondary objective. The fund seeks to meet its objectives by investing primarily in equity securities judged by the fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. The fund also may invest in preferred stocks and debt instruments that have prospects for growth of capital. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

================================================================================
DREYFUS PORTFOLIOS
================================================================================

Advisor:                DREYFUS VARIABLE INVESTMENT FUND ("VIF") - APPRECIATION
The Dreyfus Corporation PORTFOLIO - INITIAL SHARES
                        The VIF Appreciation Portfolio seeks to provide
                        long-term capital growth consistent with the
                        preservation of capital. Current income is a secondary
                        goal. To pursue these goals, the portfolio invests in
                        common stocks, focusing on "blue chip" companies with
Sub-Advisor:            total market values of more than $5 billion at the time
Fayez Sarofim & Co.     of purchase.

Advisor:                DREYFUS VARIABLE INVESTMENT FUND ("VIF") - GROWTH AND
The Dreyfus Corporation INCOME PORTFOLIO - INITIAL SHARES
                        The VIF Growth and Income Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. To pursue this goal, the portfolio invests in stocks, bonds and money market instruments of domestic and foreign issuers.

Advisor:                DREYFUS VARIABLE INVESTMENT FUND ("VIF") - SMALL CAP
The Dreyfus Corporation PORTFOLIO - INITIAL SHARES
                        The VIF Small Cap Portfolio seeks to maximize capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of small-cap companies. Small cap companies are those with market capitalization of less than $2 billion at the time of purchase. The portfolio may continue to hold the securities of companies as their market capitalizations grow and thus, at any given time, a substantial portion of the portfolio's holdings may have market capitalizations in excess of $2 billion. The investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

Advisor:                THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -
The Dreyfus Corporation INITIAL SHARES
                        The Dreyfus Socially Responsible Growth Fund, Inc. seeks
                        to provide capital growth with current income as a
                        secondary goal. To pursue these goals, the fund normally
                        invests at least 80% of its assets in the common stock
                        of companies that Dreyfus believes meet traditional
Sub-Advisor:            investment standards and conduct their business in a
NCM Capital Management  manner that contributes to the enhancement of the
Group, Inc.             quality of life in America.

Advisor:                DREYFUS STOCK INDEX FUND - INITIAL SHARES
The Dreyfus Corporation The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock
                        Price Index. To pursue this goal, the Fund generally
                        invests in all 500 stocks in the S&P 500(R) in
Index Manager:          proportion to their weighting in the index. The Fund is
Mellon Equity           not sponsored, endorsed, sold or promoted by Standard &
Associates (an          Poor's, and Standard & Poor's makes no representation
affiliate of Dreyfus)   regarding the advisability of investing in the Fund.

================================================================================
JANUS ASPEN SERIES
================================================================================

Advisor:                AGGRESSIVE GROWTH PORTFOLIO
Janus Capital           This non-diversified portfolio that seeks long-term
Management LLC          growth of capital by investing primarily in common
                        stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

Advisor:                WORLDWIDE GROWTH PORTFOLIO
Janus Capital           This diversified portfolio that seeks long-term growth
Management LLC          of capital in a manner consistent with the preservation
                        of capital by investing primarily in common stocks of companies of any size throughout the world.
                        International investing may present special risks, including currency fluctuations and social and political developments.

Advisor:                BALANCED PORTFOLIO
Janus Capital           This diversified portfolio that seeks long-term capital
Management LLC          growth, consistent with preservation of capital and
                        balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least
                        25% of its assets in fixed-income securities.

Advisor:                CAPITAL APPRECIATION PORTFOLIO
Janus Capital           This non-diversified portfolio that seeks long-term
Management LLC          growth of capital by investing primarily in common
                        stocks selected for their growth potential. The
                        Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

Advisor:                INTERNATIONAL GROWTH PORTFOLIO - SERVICE SHARES
Janus Capital           This diversified portfolio that seeks long-term growth
Management LLC          of capital by investing, under normal circumstances, at
                        least 80% of its net assets in securities from at least five different countries, excluding the United States.
                        International investing may present special risks, including currency fluctuations and social and political developments.

================================================================================
MERRILL LYNCH VARIABLE SERIES FUND, INC.
================================================================================

Advisor:                BASIC VALUE V.I. FUND
Merrill                 The investment objective of the Basic Value V.I. Fund is
Lynch Investment        to seek capital appreciation and, secondarily, income by
Managers, L.P.          investing in securities, primarily equities, that
                        management of the Portfolio believes are undervalued and therefore represent basic investment value. The
                        Portfolio seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations.
                        Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio. See the attached prospectus for the Portfolio.

Advisor:                GLOBAL ALLOCATION V.I. FUND
Merrill                 The investment objective of the Global Allocation V.I.
Lynch Investment        Fund is to seek high total investment return by
Managers, L.P.          investing primarily in a portfolio of equity and fixed
                        income securities, including convertible securities, of U.S. and Foreign issuers. The Portfolio seeks to achieve its objective by investing primarily in securities, government and corporate issuers located in the U.S., Canada, Western Europe, the Far East Australia, and
                        Latin America. In selecting equity investments, the Fund primarily seeks securities that management believes to be under valued. The Fund may buy debt securities of varying maturities and qualities, including "junk" bonds
                        The Fund may also invest in certain types of derivatives. Investing on an international basis involves special considerations. See the attached prospectus for the Portfolio.

Advisor:                HIGH CURRENT INCOME V.I. FUND
Merrill                 The primary investment objective of the High Current
Lynch Investment        Income V.I. Fund is to obtain a high level of current
Managers, L.P.          income. As a secondary objective, the Portfolio seeks
                        capital appreciation when consistent with its primary objective. The Portfolio primarily invests in fixed-income securities with lower credit quality, which means equivalent to or below the fourth highest rating level of recognized rating agencies, or in unrated securities of comparable quality. The Portfolio also invests in junk bonds. Investments in these securities entail relatively greater risk of loss of income or principal. An investment in this Portfolio may not be appropriate as the exclusive investment to fund a contract. See the attached prospectus for the Portfolio.

Advisor:                DOMESTIC MONEY MARKET V.I. FUND
Merrill                 The investment objectives of the Domestic Money Market
Lynch Investment        V.I. Fund are to seek preservation of capital, maintain
Managers, L.P.          liquidity and achieve the highest possible current
                        income consistent with the foregoing objectives by investing in short-term domestic money market securities. The Portfolio's goals are to produce current income while attempting to maintain a share value of $1.00. See the attached prospectus for the Portfolio.

================================================================================
PBHG INSURANCE SERIES FUND
================================================================================

Advisor:                PBHG GROWTH II PORTFOLIO
Pilgrim Baxter &        The investment objective of the PBHG Insurance Series
Associates, Ltd.        Growth II Portfolio is to seek capital appreciation. The
                        Portfolio invests primarily in common stocks of companies that have market capitalizations similar to the companies in the Russell Midcap(R) Growth Index and that have strong business momentum, earnings growth and capital appreciation potential. The Advisor expects to focus on companies whose market capitalization or annual revenues are between $500 million and $10 billion at the time of purchase.

Advisor:                PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
Pilgrim Baxter &        The investment objective of the PBHG Insurance Series
Associates, Ltd.        Technology & Communications Portfolio is to seek
                        long-term growth of capital. Current income is incidental to the Portfolio's objective. The Portfolio, a non-diversified fund, invests primarily in common stocks of companies doing business in the Technology and Communications sector of the market. The Portfolio is concentrated which means it will invest 25% or more of its total assets in the groups of the industries within that sector.

Advisor:                PBHG SELECT VALUE PORTFOLIO
Pilgrim Baxter &        The investment objective of the PBHG Select Value
Associates, Ltd.        Portfolio is to seek long-term growth of capital and
                        income. Current income is a secondary objective. The
                        Portfolio invests in common stocks of no more than 30 companies that have market capitalizations similar to the companies in the S&P 500 Index and are currently under priced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Advisor expects to focus on those companies whose market capitalizations are over $1 billion at the time of purchase.

Advisor:                PBHG MID-CAP VALUE PORTFOLIO
Pilgrim Baxter &        The investment objective of PBHG Mid-Cap Value Portfolio
Associates, Ltd.        is to seek to provide investors with above-average total
                        return over a 3 to 5 year market cycle, consistent with reasonable risk. The Portfolio invests primarily in common stocks of companies that have market capitalizations similar to those in the S&P MidCap 400
                        Index and are currently under priced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power.
                        The Portfolio generally has a lower price-to-earnings ratio than the Index and its sector weightings are generally within 10% of the Index.

================================================================================
SCUDDER VIT FUNDS
================================================================================

Advisor:                VIT EAFE(R) EQUITY INDEX (1)
Deutsche Asset          Investments in securities of foreign issuers present
Management, Inc.        greater risks including currency fluctuations and
                        changes in political/economic conditions. Foreign securities markets generally exhibit greater price volatility and are less liquid than the US markets.
                        Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance.

                        The EAFE(R) Index is the exclusive property of Morgan Stanley Capital International, a service of Morgan Stanley and has been licensed for use by the VIT EAFE(R) Index Fund's investment advisor.

Advisor:                VIT SMALL CAP INDEX(1)
Deutsche Asset          Investments in small-size company stocks generally carry
Management, Inc.        greater risks than are typically associated with larger
                        companies for various reasons such as steeper price fluctuations, narrower markets, limited financial resources, and less liquid stock. Derivatives may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance.

                        "Russell 2000(R)" is a trademark of the Frank Russell Company and has been licensed for use by the VIT Small Cap Index Fund's investment advisor.

                        (1) Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


================================================================================
STRONG OPPORTUNITY FUND II, INC.
================================================================================

Advisor:                STRONG OPPORTUNITY FUND II, INC.

Strong Investments      The Strong Opportunity Fund II invests, under normal
                        conditions, primarily in stocks of medium-capitalization companies that the fund's managers believe are under-priced, yet have attractive growth prospects. The managers base the analysis on a company's "Private
                        Market Value" - the price an investor would be willing to pay for the entire company given its management, financial health and growth potential. The managers determine a company's Private Market Value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation and franchise value.
                        To a limited extent, the fund may also invest in foreign securities. The manager may sell a stock when its price no longer compares favorably with the company's Private
                        Market Value.

================================================================================
VAN KAMPEN(1)
================================================================================

Advisor:                CORE PLUS FIXED INCOME PORTFOLIO- (FORMERLY, FIXED
Van Kampen(1)           INCOME PORTFOLIO)
                        The investment objective of the Core Plus Fixed Income
                        Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as "junk bonds").

Advisor:                U.S. REAL ESTATE PORTFOLIO
Van Kampen(1)           The investment objective of the U.S. Real Estate
                        Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts
                        (REITs).

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS
The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.



*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
--------------------------------------------------------------------------------

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.


The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI") a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Duff & Phelps. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
Annuity Investors(R) Variable Account A was established by the Company as an insurance company separate account under the laws of the State of Ohio on May 26, 1995, pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

GREAT AMERICAN ADVISORS, INC.
--------------------------------------------------------------------------------
Great American Advisors(SM), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 1% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS BY THE COMPANY
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes where applicable. There is also a charge assessed against the Separate Account. This charge is reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. This charge is the mortality and expense risk charge. The Company does not impose an administration charge.

Other than as described below, the Company will never charge more to a Contract than the fees and charges described below, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.
CONTINGENT DEFERRED SALES CHARGE ("CDSC")

Purpose of Charge       Offset expenses incurred by the Company in the sale of
                        the Contracts, including commissions paid and costs of
                        sales literature.
Amount of Charge        Up to 7% of each purchase payment depending on number of
                        years elapsed since receipt of the purchase payment.

----------------------------------------------------------------------------------------------------------------------
Number of full years elapsed between date
of receipt of purchase payment and date          0        1        2        3       4        5        6     7 or
request for surrender received                                                                                more
----------------------------------------------------------------------------------------------------------------------
CDSC as a percentage of purchase payment
surrendered                                     7%       6%       5%       4%       3%      2%       1%        0%
----------------------------------------------------------------------------------------------------------------------


When Assessed                        On partial or full surrenders of purchase payments during Accumulation Period.
Assessed Against What                Purchase payments only, not earnings. See the Surrenders section of this prospectus for information on order of withdrawal of earnings and purchase payments.
Waivers                              -    Free withdrawal privilege. See the Surrenders section for information.
                                     -    In the Company's discretion where the Company incurs reduced sales and servicing expenses.
                                     -    Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.
                                     -    If Contract is issued with a tax sheltered annuity endorsement (and without an employer plan endorsement): (i) upon separation from service if owner has attained age 55 and Contract has been in force for at least seven years; or (ii) after
                                          Contract has been in force fifteen years or more.
                                     -    Long term care waiver rider. See the Surrenders section for information.
                                     -    If the Social Security Administration determines after the Contract is issued that the owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.
                                     -    Successor Owner endorsement. See the Account Value section for information.
                                     -    Where required to satisfy state law.

CONTRACT MAINTENANCE FEE

Purpose of Charge                    Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the
                                     Separate Account.
Amount of Charge                     $25.00 per year.
When Assessed                        During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a portion of the charge is deducted from each variable dollar benefit payment.
Assessed Against What                Amounts invested in the Subaccounts. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts in which the Contract has an interest on the date of the charge.
                                     During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment from the variable account. The charge is not assessed against the fixed account options.
Waivers                              -    During Accumulation Period if Account Value is at least $30,000 on the date the charge is due.
                                     -    During Benefit Payment Period if the amount applied to a variable dollar benefit is at least $30,000.
                                     -    In the Company's discretion where the Company incurs reduced sales and servicing expenses.
                                     -    During Benefit Payment Period where required to satisfy state law.

TRANSFER FEE

Purpose of Charge                    Offset cost incurred in administering the Contracts.
Amount of Charge                     $25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time.
When Assessed                        During Accumulation Period.
Assessed Against What                Deducted from amount transferred.
Waivers                              Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The
                                     Company reserves the right to eliminate this waiver at any time.

MORTALITY AND EXPENSE RISK CHARGE

Purpose of Charge                    Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment
                                     Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.
Amount of Charge                     Daily charge equal to 0.003403% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%.
When Assessed                        During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.
Assessed Against What                Amounts invested in the Subaccounts. Not assessed against the fixed account options.
Waivers                              None.

PREMIUM TAXES
Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

DISCRETIONARY WAIVERS OF CHARGES
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and statement of additional information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

THE CONTRACTS
--------------------------------------------------------------------------------
Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly.


RIGHT TO CANCEL
The owner of an individual Contract may cancel it before midnight of the twentieth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the owner instructed.


PERSONS WITH RIGHTS UNDER A CONTRACT
OWNER: The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect the settlement option, designate annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred.

JOINT OWNERS: There may be joint owners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.

ANNUITANT: The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant is the same person as the owner under a tax-qualified Contract. The owner may designate an annuitant under a non-tax-qualified Contract.

BENEFICIARY: The person entitled to receive the death benefit. The owner may designate the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. The beneficiary is the payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ACCUMULATION PERIOD
--------------------------------------------------------------------------------
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone transfer procedures are described in the Transfers section of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans, if available. These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS
During the Accumulation Period, the Company will provide a report at least once each contract year of the Contract's Account Value, and any other information required by law. The Company will confirm receipt of any purchase payments made after the initial purchase payment in quarterly statements of account activity.

ACCOUNT VALUE
The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of: (1) the value of the owner's interest in the fixed investment options as of that time;
(2) the value of the owner's interest in the Subaccounts as of that time. The value of the owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

-   transfer from a Subaccount
-   full or partial surrender from the Subaccounts
-   payment of a death benefit
-   application of the amounts in the Subaccounts to a settlement option
-   deduction of the contract maintenance fee
-   deduction of any transfer fee

SUCCESSOR OWNER ENDORSEMENT
If the Contract is modified by the successor owner endorsement, and the surviving spouse of a deceased owner becomes a successor owner of a Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments applied to the Contract after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

The successor owner endorsement may not be available in all states.

PURCHASE PAYMENTS
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

                                                                    TAX-QUALIFIED                      NON-TAX-QUALIFIED
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PURCHASE PAYMENT                                    $2,000                             $5,000
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM MONTHLY UNDER PERIODIC PAYMENT PROGRAM                      $50                                $100
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL PAYMENTS                                         $50                                $50
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SINGLE PURCHASE PAYMENT                                     $500,000 or Company approval       $500,000 or Company approval

The Company reserves the right to increase or decrease the minimum allowable initial purchase payment or minimum purchase payment under a periodic payment program, the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the application form is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the application form is not in good order, the Company will attempt to get the application form in good order within five business days. If the application form is not in good order at the end of this period, the Company will inform the applicant of the reason for the delay and that the purchase payment will be returned immediately unless he or she specifically consents to the Company keeping the purchase payment until the application form is in good order. Once the application form is in good order, the purchase payment will be applied to the owner's account within two business days.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

INVESTMENT OPTIONS--ALLOCATIONS
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or fixed account options. See The Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. The currently available fixed account options are as follows:


             Fixed Accumulation Account Option
             One Year Guaranteed Interest Rate Option
             Three Year Guaranteed Interest Rate Option
             Five Year Guaranteed Interest Rate Option
             Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations are as follows:

                                                                     TAX-QUALIFIED AND NON-TAX-QUALIFIED
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT                                 $10
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT                     $10
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO FIXED ACCOUNT GUARANTEE OPTION                 $2,000
                                                                     No amounts may be allocated to a guarantee period option
                                                                     that would extend beyond the owner's 85th birthday or 5
                                                                     years after the effective date of the Contract, if
                                                                     later.
------------------------------------------------------------------------------------------------------------------------------------
ALLOCATION DURING RIGHT TO CANCEL PERIOD                             No current restrictions, however the Company reserves
                                                                     the right to require that purchase payment(s) be
                                                                     allocated to the money market Subaccount or to the fixed
                                                                     accumulation account option during the right to cancel
                                                                     period.

Interests in the fixed account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the fixed account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the fixed account options and interest credited to the fixed account options are guaranteed by the Company. Interests in the Subaccounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

PRINCIPAL GUARANTEE PROGRAM
An owner may elect to have the Company allocate a portion of a purchase payment to the seven-year guaranteed interest rate option such that, at the end of the seven-year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the seven-year guarantee option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.

RENEWAL OF FIXED ACCOUNT GUARANTEE OPTIONS
At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options--Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the fixed accumulation account option.

TRANSFERS
During the Accumulation Period, an owner may transfer amounts among Subaccounts, among fixed account options, and/or between Subaccounts and fixed account options.

The current restrictions on transfers are as follows:

                                                                     TAX-QUALIFIED AND NON-TAX-QUALIFIED
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER FROM ANY SUBACCOUNT                                 $500 or balance of Subaccount, if less
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER FROM FIXED ACCOUNT OPTION                           $500 or balance of fixed account option, if less
------------------------------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER TO FIXED ACCOUNT GUARANTEE OPTION                   $2,000
                                                                     No amounts may be transferred to a guarantee period option that would extend beyond the owner's 85th birthday or 5 years after the effective date of the Contract, if later.
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER THAN FIXED          During any contract year, 20% of the fixed account option's
ACCOUNT GUARANTEE OPTION WHICH IS MATURING                           value as of the most recent contract anniversary.
------------------------------------------------------------------------------------------------------------------------------------
TRANSFERS FROM FIXED ACCOUNT OPTIONS                                 -    May not be made prior to first contract anniversary.
                                                                     -    Amounts transferred from fixed account options to
                                                                          Subaccounts may not be transferred back to fixed account
                                                                          options for a period of 6 months from the date of the
                                                                          original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee charge. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs.

SERVICE                             DESCRIPTION                       MINIMUM ACCOUNT REQUIREMENTS   LIMITATIONS/NOTES
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR COST AVERAGING               Automatic transfers from the      Source of funds must be at     Dollar cost averaging transfers
There are risks involved in         money market Subaccount to any    least $10,000.                 may not be made to any of the
switching between investments       other Subaccount(s), or from                                     fixed account options. The
available under the Contract.       the fixed accumulation account    Minimum transfer per month is  dollar cost averaging transfers
Dollar cost averaging requires      option to any Subaccount(s), on   $500. When balance of source   will take place on the last
regular investment changes          a monthly or quarterly basis.     of funds falls below $500,     Valuation Date of each calendar
regardless of fluctuating price                                       entire balance will be         month or quarter as requested
levels and does not guarantee                                         allocated according to dollar  by the owner.
profits or prevent losses in a                                        cost averaging instructions.
declining market. You should
consider your financial ability
to continue dollar cost averaging
transfers through periods of
changing price levels.
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO REBALANCING               Automatically transfer amounts    Minimum Account Value of       Transfers will take place on
                                    between the Subaccounts and the   $10,000.                       the last Valuation Date of each
                                    fixed accumulation account                                       calendar quarter. Portfolio
                                    option to maintain the                                           rebalancing will not be
                                    percentage allocations selected                                  available if the dollar cost
                                    by the owner.                                                    averaging program or an
                                                                                                     interest sweep from the fixed
                                                                                                     accumulation account option is
                                                                                                     being utilized.
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SWEEP                      Automatic transfers of the        Balance of each fixed account  Interest sweep transfers will
                                    income from any fixed account     option selected must be at     take place on the last
                                    option(s) to any Subaccount(s).   least $5,000. Maximum transfer Valuation Date of each calendar from each fixed account option quarter. Interest Sweep is not selected is 20% of such fixed  available from the Seven-Year
                                                                      account option's value per     Guaranteed Interest Rate Option
                                                                      year. Amounts transferred      if the Principal Guarantee
                                                                      under the interest sweep       Program is selected.
                                                                      program will reduce the 20%
                                                                      maximum transfer amount
                                                                      otherwise allowed.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS
Currently, instead of placing a request in writing, an owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period at 1-800-789-6771, or by facsimile at 513-412-3766, or over the internet through the Company's website at www.commodoreva.com, between 9:30 a.m. and 4:00 p.m. Eastern Time. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's website, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such telephone instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

TERMINATION OF TRANSFER PROGRAMS
The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771 or by facsimile at 513-412-3766, or through the Company's website at www.commodoreva.com. The Company may terminate, suspend or modify any aspect of the transfer programs described above without prior notice to owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place. The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the service.

OTHER RESTRICTIONS ON TRANSFERS
Transfers may also be subject to restrictions if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract owners. In particular, a pattern of transfers at coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or to Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may not be able to effectuate transfers in such situations.


SURRENDERS
An owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on surrender. The restrictions and charges on surrenders are as follows:

                                                          TAX-QUALIFIED                    NON-TAX-QUALIFIED
--------------------------------------------------------------------------------------------------------------------------
MINIMUM AMOUNT OF PARTIAL SURRENDER                                                     $500
--------------------------------------------------------------------------------------------------------------------------
MINIMUM REMAINING ACCOUNT VALUE AFTER                                                   $500
PARTIAL SURRENDER
--------------------------------------------------------------------------------------------------------------------------
AMOUNT AVAILABLE FOR SURRENDER (valued                    Account Value less applicable    Account Value less applicable
as of end of Valuation Period                             CDSC, subject to tax law or      CDSC, subject to employer plan
in which request for surrender is                         employer plan restrictions on    restrictions on withdrawals
received by the Company)                                  withdrawals

--------------------------------------------------------------------------------------------------------------------------
TAX PENALTY FOR EARLY WITHDRAWAL                          Up to 10% of Account Value before age 59 1/2
--------------------------------------------------------------------------------------------------------------------------
CONTRACT MAINTENANCE FEE ON FULL SURRENDER                $25 (no CDSC applies to fee)
--------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE ("CDSC")                 Up to 7% of purchase payments
--------------------------------------------------------------------------------------------------------------------------
ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC                  First from accumulated earnings (no CDSC applies) and then from
(ORDER MAY BE DIFFERENT FOR TAX PURPOSES)                 purchase payments on "first-in, first-out" basis (CDSC may apply)

A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and fixed account options in which the Contract is invested on the date the Company receives the surrender request unless the owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation

Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a fixed account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE
The Company will waive the CDSC on full or partial surrenders during the first contract year, on an amount equal to not more than 10% of all purchase payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (a) accumulated earnings (Account Value in excess of purchase payments); or (b) 10% of the Account Value as of the last contract anniversary. If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year.

LONG TERM CARE WAIVER RIDER
If a Contract is modified by the Long Term Care Waiver Rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. This rider may not be available in all states.

SYSTEMATIC WITHDRAWAL
During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the contingent deferred sales charge to the extent that the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS
The Company may make loans to owners of tax-qualified Contracts. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved from the Subaccounts you designate to the fixed accumulation account option and earn a fixed rate of interest applicable to loan collateral. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or fixed account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Account Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount that would be due the owner on a full surrender.

BENEFIT PAYMENT PERIOD
--------------------------------------------------------------------------------

ANNUITY BENEFIT
An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. Unless the Company agrees otherwise, the first day of a Benefit Payment Period in which annuity payments are paid cannot be later than the contract anniversary following the 85th birthday of the eldest owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person payee is the owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the annuitant of the Contract.

The owner may select any form of settlement option which is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the owner has not previously made an election as to the form of settlement option, the Company will contact the owner to ascertain the form of settlement option to be paid. If the owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to a fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

DEATH BENEFIT
A death benefit will be paid under a Contract if the owner dies during the Accumulation Period. If a surviving spouse becomes a successor owner of the Contract, the death benefit will be paid on the death of the successor owner if he or she dies during the Accumulation Period.

The death benefit will be an amount equal to the largest of the following three amounts:
-   The Account Value on the Death Benefit Valuation Date.
- The total purchase payment(s), less any partial surrenders and any contingent deferred sales charges that applied to those amounts.
- The largest Account Value on any contract anniversary which is an exact multiple of five and prior to the owner's death or the owner's 75th birthday if earlier, less any partial surrenders and any contingent deferred sales charges that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a period certain of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

SETTLEMENT OPTIONS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the statement of additional information.

FORM OF SETTLEMENT OPTION
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option, the settlement option may not be changed or commuted.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments at the end of each payment interval for a fixed period of 5 to 30 years. (Payments intervals of 1-4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR AT LEAST A FIXED PERIOD: The Company will make periodic payments at the beginning of each payment interval for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

LIFE ANNUITY: The Company will make periodic payments at the beginning of each payment interval until the death of the person on whose life benefit payments are based.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals with interest at 3% per year, compounded annually. For tax-qualified Contracts and non-tax-qualified Internal Revenue Code ("IRC") Section 457 Contracts, the Company uses tables for blended lives (60% female/40% male). For non-tax-qualified Contracts except IRC Section 457, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.


CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee, equal to the amount of the fee divided by the number of payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 3% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts selected is less than 3%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment. The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.


FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the statement of additional information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the statement of additional information.

The tax information provided in the prospectus and statement of additional information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned during the Accumulation Period of a Contract is generally not includable in income until it is withdrawn. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section
72. These requirements are discussed in the statement of additional information. In addition, tax deferral is not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified plan or the owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee.

TAX-QUALIFIED PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation).

Tax-deferral is generally also available under these IRC Sections through the use of a trust or custodial account without the use of an annuity.

Tax law requirements applicable to tax-qualified retirement plans, including Individual Retirement Annuities ("IRAs"), and the tax treatment of amounts held and distributed under such plans, are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a Contract used in the plan. In particular, if you intend to use the Contract in connection with a tax-qualified retirement plan, including an IRA, you and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on tax-qualified retirement plans, including IRAs.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

INDIVIDUAL RETIREMENT ANNUITIES
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. This Contract provides death benefits that in certain circumstances may exceed the greater of the purchase payments and the Account Value. It is possible that the Contract's death benefit could be viewed as providing life insurance coverage, with the result that the Contract would not be viewed as satisfying the requirements of an IRA. This could result in adverse tax consequences to the owner.

ROTH IRAS
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax-deductible. Tax-free distributions may be made after five years once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses. As discussed above, there is some uncertainty regarding the treatment of the Contract's death benefit for purposes of the tax rules governing IRAs (including Roth IRAs).

TAX-SHELTERED ANNUITIES
IRC 403(b) of the Code permits contributions a "tax-sheltered annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies. The Contracts may be modified if necessary to comply with any restrictions under the Texas ORP, or any other retirement plans.

TEXAS OPTIONAL RETIREMENT PROGRAM
The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Under Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code, provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment.

PENSION AND PROFIT SHARING PLANS
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may use annuity contracts to fund plan benefits. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.

GOVERNMENTAL DEFERRED COMPENSATION PLANS
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees under IRC Section 457(g).


NONQUALIFIED DEFERRED COMPENSATION PLANS

Non-governmental tax-exempt employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees under IRC Section 457 (and governmental employers in connection with a plan taxed under IRC 457(f)). Other employers may invest in annuity contracts in connection with nonqualified deferred compensation plans established for the benefit of their employees. In most cases, these plans are designed so that contributions made for the benefit of the employees generally will not be includable in the employees' gross income until distributed from the plan. In these situations, the Contract is usually owned by the employer and is subject to the claims of its general creditors. Benefit payments under the employer plan (whether or not made from the Contract) may be subject to restrictions imposed by the IRC or by the plan.

SUMMARY OF INCOME TAX RULES
The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts:

------------------------------------------------------------------------------------------------------------------------------------
                    TAX-QUALIFIED PLANS                                       BASIC NON-TAX-QUALIFIED CONTRACTS
                    NONQUALIFIED DEFERRED COMPENSATION PLANS
------------------------------------------------------------------------------------------------------------------------------------
PLAN TYPES          -        IRC Section 401 (Pension and Profit Sharing)     -        IRC Section 72 only
                    -        IRC Section 403(b) (Tax Sheltered Annuities)
                    -        IRC Section 408 (IRA, SEP, SIMPLE IRA)
                    -        IRC Section 408A (Roth IRA)
                    -        IRC Section 457
                    -        Nonqualified Deferred Compensation
------------------------------------------------------------------------------------------------------------------------------------
WHO MAY             Natural person, employer, or employer plan.               Anyone. Non-natural person may purchase but will
PURCHASE            Nonqualified deferred compensation plans will generally   generally lose tax-deferred status.
CONTRACT            lose tax-deferred status of Contract.
------------------------------------------------------------------------------------------------------------------------------------
TAXATION OF         If there is an after-tax "investment in the contract,"    Account Value in excess of "investment in the
SURRENDERS          a pro rata portion of amount surrendered is taxable       contract" is included in taxable income.
                    income based on ratio of "investment in the contract"     Generally, the "investment in the contract" will
                    to Account Value. Usually, 100% of distributions from a   equal the sum of all purchase payments less prior
                    qualified plan must be included in taxable income         non-taxable withdrawals. Surrenders are deemed to
                    because there were no after-tax contributions and         come from earnings first, and "investments in the
                    therefore no "investment in the contract."  Qualified     contract" last.
                    distributions from Section 408A Roth IRA may be
                    completely tax-free.                                      For a Contract purchased as part of an IRC Section
                                                                              1035 exchange which includes contributions made
                    Surrenders prior to age 59 1/2 may be subject to 10% or   before August 14, 1982 ("pre-TEFRA contributions")
                    greater tax penalty depending on the type of qualified    partial withdrawals are not taxable until the
                    plan.                                                     pre-TEFRA contributions have been returned.

                    Surrenders from tax-qualified Contracts may be            The taxable portion of any surrender prior to age
                    restricted to meet requirements of the Internal Revenue   59 1/2 may be subject to a 10% tax penalty.
                    Code or the terms of a retirement plan.
------------------------------------------------------------------------------------------------------------------------------------
TAXATION OF         For fixed dollar benefit payments, a percentage of each payment is tax-free equal to the ratio of after-tax
BENEFIT             "investment in the contract" (if any) to the total expected payments, and the balance is included in taxable
PAYMENTS            income. For variable dollar benefit payments, a specific dollar amount of each payment is tax-free, as
(ANNUITY BENEFIT    predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the
PAYMENTS            after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is
OR DEATH            included in taxable income. Qualified distributions from a Section 408A Roth IRA made five years or more
BENEFIT             after the first Roth IRA contribution may be completely tax-free. The taxable portion of any payments
PAYMENTS)           received before age 59 1/2 may be subject to a 10% penalty (25% for SIMPLE IRA payments with in the first 2 years of participation). Tax penalties do not apply to any payments after the death of the owner.  As discussed above, there is some uncertainty regarding the treatment of the Contract's death benefit for purposes of the tax rules governing IRAs (including Roth IRAs).  Please refer to the Individual Retirement
                    Annuities section of this prospectus for additional information.
------------------------------------------------------------------------------------------------------------------------------------
TAXATION OF         Taxed to recipient generally in same manner as full surrender. Tax penalties do not apply to death benefit
LUMP SUM            distributions. As discussed above, there is some uncertainty regarding the treatment of the Contra's death
DEATH BENEFIT       benefit for purposes of the tax rules governing IRAs (including Roth IRAs).  Please refer to the Individual
PAYMENT             Retirement Annuities section of this prospectus for additional information.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ASSIGNMENT OF          Assignment and transfer of ownership generally not        Generally, deferred earnings become taxable to
CONTRACT/TRANSFER OF   permitted.                                                transferor at time of transfer and transferee
OWNERSHIP                                                                        receives an "investment in the contract" equal to
                                                                                 the Account Value at that time. Gift tax
                                                                                 consequences are not discussed herein.
------------------------------------------------------------------------------------------------------------------------------------
WITHHOLDING            Eligible rollover distributions from Section 401 and      Generally, payee may elect to have taxes withheld
                       Section 403(b) Contracts subject to 20% mandatory         or not.
                       withholding on taxable portion unless direct rollover.
                       Section 457 plan benefits and nonqualified deferred
                       compensation plan benefits subject to wage
                       withholding. For all other payments, payee may
                       elect to have taxes withheld or not.
------------------------------------------------------------------------------------------------------------------------------------

GLOSSARY OF FINANCIAL TERMS
--------------------------------------------------------------------------------

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period.


BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor (0.99991789) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

THE REGISTRATION STATEMENT
--------------------------------------------------------------------------------

The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as an annual amendment to the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's Website www.sec.gov. The registration number for the Registration Statement is 33-65409.


OTHER INFORMATION AND NOTICES
--------------------------------------------------------------------------------

HOUSEHOLDING- REVOCATION OF CONSENT
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report or other required document per household ("householding") may revoke their consent, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who wish to give consent for householding to avoid receiving multiple copies of required documents must do so in writing. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS
Owners who wish to receive prospectuses, SAIs, annual reports and other required documents only in electronic form must give their consent in writing. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS
The Company and Great American Advisors, Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

STATEMENT       OF      ADDITIONAL
----------------------------------

INFORMATION
--------------------------------------------------------------------------------

A statement of additional information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the statement of additional information:

                                                                                                          Page
     ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)                                                           3
            General Information and History                                                                3
            State Regulation                                                                               3
     SERVICES                                                                                              3
            Safekeeping of Separate Account Assets                                                         3
            Records and Reports                                                                            3
            Experts                                                                                        3
     DISTRIBUTION OF THE CONTRACTS                                                                         3
     CALCULATION OF PERFORMANCE INFORMATION                                                                4
            Money Market Subaccount Standardized Yield Calculation                                         4
            Average Annual Total Return Calculation                                                        5
            Cumulative Total Return Calculation                                                            5
            Standardized Average Annual Total Return Data                                                  6
            Non-Standardized Average Annual Total Return Data                                              7
            Other Performance Measures                                                                     8
     BENEFIT UNITS-TRANSFER FORMULAS                                                                       9
     FEDERAL TAX MATTERS                                                                                  10
            Taxation of Separate Account Income                                                           10
            Tax Deferred Status of Non Qualified Contracts                                                10
     FINANCIAL STATEMENTS                                                                                 11



      Copies of the statement of additional information dated May 1, 2002 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided below, and mail to: Annuity Investors Life Insurance Company(R), P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also request a copy by calling 1-800-789-6771, or by visiting us at our website, www.commodoreva.com, to request a copy.




- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

  Name:

  ------------------------------------------------------------------------------
  Address:

  ------------------------------------------------------------------------------
  City:

  ------------------------------------------------------------------------------
  State:

  ------------------------------------------------------------------------------
  Zip:

  ------------------------------------------------------------------------------

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT A

             THE COMMODORE AMERICUS(R)AND THE COMMODORE NAUTICUS(R)
            GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES

                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2002

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2002, for either The Commodore Americus or The Commodore Nauticus Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the Scudder VIT Equity 500 Index Subaccount (the "Subaccount"). The Subaccount is an additional investment option of the Contracts available only to Contract owners who held Accumulation Units in the Subaccount on April 30, 2001. This investment option will become unavailable to you when you no longer have money in the Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccount described in this supplemental Prospectus.

The Statement of Additional Information ("SAI") dated May 1, 2002, contains more information about the Company, the Separate Account and the Contracts, including the Subaccount. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the Statement of Additional Information is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Americus is 33-65409 and for The Commodore Nauticus is 33-59861.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.


--------------------------------------------------------------------------------
THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION
- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE

--------------------------------------------------------------------------------

FEE TABLE

These tables describe fees and expenses that you may pay directly or indirectly if you allocate purchase payments to or transfer amounts to the Scudder VIT Equity 500 Index Fund Subaccount. More complete information about fees and expenses that you may pay directly or indirectly by purchasing a Contract is located in the "Fee Table" and the "Charges and Deductions" sections of the Contract Prospectus.

PORTFOLIO ANNUAL EXPENSES (AFTER EXPENSE REIMBURSEMENT) FOR YEAR ENDED 12/31/011 (As a percentage of Portfolio average net assets)


                                         MANAGEMENT            OTHER            TOTAL ANNUAL
PORTFOLIO                                   FEES              EXPENSES            EXPENSES
------------------------------------ ------------------- -------------------- -----------------
Scudder VIT Equity 500 Index(2)             0.20                0.10                0.30
------------------------------------ ------------------- -------------------- -----------------

     (1) Data for the Portfolio are for its fiscal year ended December 31, 2001. Actual expenses in future years may be higher or lower. The Portfolio may have an agreement with the advisor to cap or waive fees, and/or to reduce or waive expenses or to reimburse expenses. The specific terms of such waivers, reductions or reimbursements are discussed in the Portfolio prospectus. The actual fees and expenses for the Portfolio before any applicable fee waivers, or expense reductions or reimbursements were as follows:


                                         MANAGEMENT            OTHER            TOTAL ANNUAL
PORTFOLIO                                   FEES              EXPENSES            EXPENSES
------------------------------------ ------------------- -------------------- -----------------
Scudder VIT Equity 500 Index(2)             0.20                0.11                0.31
------------------------------------ ------------------- -------------------- -----------------

     (2)The investment advisor, Deutsche Asset Management, Inc. has voluntarily agreed to waive a portion of its management fee and reimburse certain expenses. These waivers and reimbursements may be discontinued at any time.

EXAMPLES

These examples should help you compare the cost of investing in the Subaccount with the cost of investing in other Subaccounts available under the Contracts, as described in the Contract Prospectus.

The following examples should not be considered a representation of past or future expenses or annual rates of return of any Portfolio or Subaccount. Actual expenses and annual rates of return may be greater or lesser than the amounts shown. The Examples assume the reinvestment of all dividends and distributions, no transfers among Subaccounts or between the Fixed Account options and the Subaccounts, and a 5% annual rate of return. The certificate or contract maintenance fee for The Commodore Americus and The Commodore Nauticus is reflected in the Examples as a charge of $ 0.94 or $ 0.52 respectively, based on the ratio of actual certificate or contract maintenance fees collected for the year ending12/31/01 to total average net assets as of 12/31/01. The Examples do not include charges for premium taxes. Any waivers or reimbursement of Portfolio fees and/or expenses are reflected in the Examples, and are assumed to continue throughout the periods shown.


-------------------------------- ------------------------------------------ ------------------------------------------
                                     Example # 1 - Assuming Surrender          Example #2 - Assuming No Surrender
                                     --------------------------------          ----------------------------------
THE COMMODORE AMERICUS SCUDDER   If the owner surrenders his or her            If the owner does not surrender his or
VIT EQUITY 500 INDEX SUBACCOUNT  contract at the end of the applicable         her Contract, or if it is annuitized at
                                 time period, the following expenses           the end of the applicable time period,
                                 would be charged on a $1,000 investment       the following expenses would be charged
                                                                               on a $1,000 investment

                                 -------------------------------------------------------------------------------------
                                  1 Year     3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------- -------------------------------------------------------------------------------------
Standard Contracts                  87         106        131       247        17         56         101       247
-------------------------------- -------------------------------------------------------------------------------------

                                     Example # 1 - Assuming Surrender          Example #2 - Assuming No Surrender
                                     --------------------------------          ----------------------------------

THE COMMODORE NAUTICUS SCUDDER   If the owner surrenders his or her            If the owner does not surrender his or
VIT EQUITY 500 INDEX SUBACCOUNT  contract at the end of the applicable         her Contract, or if it is annuitized at
                                 time period, the following expenses           the end of the applicable time period,
                                 would be charged on a $1,000 investment       the following expenses would be charged
                                                                               on a $1,000 investment

                                 -------------------------------------------------------------------------------------
                                  1 Year     3 Years    5 Years   10 Years   1 Year*    3 Years    5 Years   10 Years
-------------------------------- -------------------------------------------------------------------------------------
Standard Contracts                  87         104        128       239        17         54         98        239
-------------------------------- -------------------------------------------------------------------------------------
Enhanced Contracts                  84         94         110       198        14         44         80        198
-------------------------------- -------------------------------------------------------------------------------------


*Annuitization is not permitted until after the second Contract Year.

CONDENSED FINANCIAL INFORMATION


-------------------------------------------------------------------------------------------------------------------------
                    THE COMMODORE AMERICUS                         THE COMMODORE NAUTICUS
-------------------------------------------------------------------------------------------------------------------------
SCUDDER                                                   STANDARD                        ENHANCED
VIT EQUITY                      Accumulation                     Accumulation                    Accumulation     YEAR
500 Index        Accumulation      Units        Accumulation        Units       Accumulation        Units        ENDED
SUBACCOUNT        Unit Value     Outstanding     Unit Value       Outstanding    Unit Value       Outstanding
---------------- -------------- -------------- ------------------------------- ------------------------------- ----------
                   8.416925      144,467.600      8.416925      144,467.600       8.483809       4,764.187     12/31/01
                 -------------- -------------- --------------- --------------- --------------- --------------- ----------
                   9.705151      147,055.880      9.705151      147,055.880       9.753088       8,799.951     12/31/00
                 -------------- -------------- --------------- --------------- --------------- --------------- ----------
                  10.825867       10,177.237     10.825867       10,177.237      10.847192         757.647     12/31/99
                 -------------- -------------- --------------- --------------- --------------- --------------- ----------


The above table gives year-end Accumulation Unit Information for the Subaccount for 1999 (the year of inception) 2000, and for 2001. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value as of May 1, 1999 (the date the Subaccount commenced operations) was 10.000000.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company and for the Separate Account (including the Subaccount) are included in the Statement of Additional Information.

THE PORTFOLIO

The Scudder VIT Equity 500 Index Subaccount is invested in the Scudder Investment VIT Funds Equity 500 Index Portfolio. The Portfolio has its own investment objectives and policies. The current Portfolio prospectus, which accompanies this Supplemental Prospectus, contains additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio and the charges of the Portfolio. There is no assurance that the Portfolio will achieve its stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUS CAREFULLY BEFORE MAKING ANY DECISION CONCERNING ALLOCATING PURCHASE PAYMENTS OR TRANSFERRING AMOUNTS TO THE SUBACCOUNT.

All dividends and capital gains distributed by the Portfolio are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to owners.

The SEC does not supervise the management or the investment practices and/or policies of the Portfolio. The Portfolio is available only through insurance company separate accounts and certain qualified retirement plans. Though the Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolio makes any representations or assurances that the investment performance of the Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

SCUDDER VIT FUNDS

---------------------------------------------- -------------------------------------------------------------------

Advisor:                                       VIT EQUITY 500 INDEX
Deutsche Asset Management, Inc.                The Equity 500 Index seeks to replicate as closely as possible
                                               (before deduction of expenses) the total return of the Standard &
                                               Poor's 500 Composite Stock Price Index (the "S&P 500(R)"), which emphasizes stocks of large U.S. companies. The Portfolio will invest primarily in the common stock of those companies included in the S&P 500 that are deemed representative of the industry diversification of the entire S&P 500.
---------------------------------------------- -------------------------------------------------------------------

EXPENSES OF THE PORTFOLIO

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectus and statement of additional information for the Portfolio. The actual portfolio fees and expenses for the prior calendar year are included in the Fee Table section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

INVESTMENT OPTIONS - ALLOCATIONS

You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Prospectus. You may also allocate purchase payments to the Subaccount described in this Supplemental Prospectus (until you no longer have money in that Subaccount), or to any of the fixed account options. Interests in the Scudder VIT Equity Index 500 Subaccount are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to this or any other Subaccount.

CHANGES IN THE SUBACCOUNTS AND THE PORTFOLIOS

As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for the Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio's investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract owners.

THE COMPANY EXPECTS TO SEEK APPROVAL FROM THE SEC TO SUBSTITUTE SHARES OF A PORTFOLIO WITH SUBSTANTIALLY SIMILAR OR IDENTICAL INVESTMENT OBJECTIVES, POLICIES AND EXPENSES FOR SHARES OF THE SCUDDER VIT EQUITY 500 INDEX PORTFOLIO. AFTER WE RECEIVE APPROVAL FROM THE SEC, WE WILL AUTOMATICALLY REDEEM SHARES OF THE SCUDDER VIT EQUITY 500 INDEX PORTFOLIO HELD BY THE SCUDDER VIT EQUITY 500 INDEX SUBACCOUNT AND USE THE REDEMPTION PROCEEDS TO BUY SHARES OF THE SUBSTITUTED PORTFOLIO. WE EXPECT THIS AUTOMATIC REDEMPTION TO OCCUR, IF AT ALL, NO SOONER THAN SIX MONTHS TO ONE YEAR FROM THE DATE OF THIS SUPPLEMENTAL PROSPECTUS.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT A
STATEMENT OF ADDITIONAL INFORMATION FOR
Individual and Group Flexible Premium Deferred Annuities


                                                                     May 1, 2002


This statement of additional information supplements the current prospectuses for Individual and Group Flexible Premium Deferred Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company through Annuity Investors Variable Account A (Separate Account"). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information and have the same meaning as in the prospectuses.


A copy of either of the prospectuses dated May 1, 2002, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.commodoreva.com to request a copy.

                                TABLE OF CONTENTS

                                                                            Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ................................. 3
           General Information and History ..................................
           State Regulation ................................................. 3
SERVICES .................................................................... 3
           Safekeeping of Separate Account Assets ........................... 3
           Records and Reports .............................................. 3
           Experts .......................................................... 3
DISTRIBUTION OF THE CONTRACTS ............................................... 3
CALCULATION OF PERFORMANCE INFORMATION ...................................... 4
           Money Market Subaccount Standardized Yield Calculation ........... 4
           Average Annual Total Return Calculation .......................... 5
           Cumulative Total Return Calculation .............................. 5
           Standardized Average Annual Total Return Data .................... 6
           Non-Standardized Average Annual Total Return Data ................ 7
           Other Performance Measures ....................................... 8
BENEFIT UNITS-TRANSFER FORMULAS ............................................. 9
FEDERAL TAX MATTERS .........................................................10
           Taxation of Separate Account Income ..............................10
           Tax Deferred Status of Non Qualified Contracts ...................10
FINANCIAL STATEMENTS ........................................................11

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY
Annuity Investors Life Insurance Company (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources, Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

STATE REGULATIONS
The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, the Contracts will be modified accordingly.


SERVICES
--------------------------------------------------------------------------------
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS
The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the fixed account options together with the Company's other general account assets.

RECORDS AND REPORTS
The Company will maintain all records and accounts relating to the fixed account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract and to each group Contract owner semiannually at the owner's last known address.

EXPERTS
The financial statements of the Separate Account and the statutory-basis financial statements of the Company at December 31, 2001 and 2000, and for the years then ended, appearing in this statement of additional information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS
--------------------------------------------------------------------------------
The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering any one or more of the Contracts.

The approximate commissions received and retained by Great American Advisors, Inc. for sale of the Contracts for each of the last three fiscal years are as follows:

------------------ --------------------------------------------------------------------------------------------------------
                                                                 Year Ended
                   ---------------------------------- ---------------------------------- ----------------------------------
                              12/31/2001                         12/31/2000                         12/31/1999
Registration       ----------------- ---------------- ------------------ --------------- ------------------- ---------------
Statement #            Received         Retained          Received          Retained          Received          Retained
------------------ ----------------- ---------------- ------------------ --------------- ------------------- ---------------
33-59861           $       676,858   $      169,810   $   6,644,421      $  567,497      $   3,531,355       $      176,567
------------------ --- ------------- --- ------------ --- -------------- -- ------------ --- --------------- -- -----------
33-65409           $       478,420   $       74,501   $   2,106,938      $  179,938      $   1,144,268       $       57,213
------------------ --- ------------- --- ------------ --- -------------- -- ------------ --- --------------- -- -----------


CALCULATION OF PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION
In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365

        Where:

        BASE PERIOD RETURN = The percentage (or net) change in the Accumulation Unit Value for the
                                         Money Market ("AUV") over a 7-day period determined as follows:

                                         AUV at end of 7-day period - AUV at beginning of 7-day period
                                         -------------------------------------------------------------
                                                       AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute funds vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1


The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2001 are as follows:

---------------------------------------------------------------------------------------------------------------------------------
            Contract              Total Separate Account Charges              Yield                      Effective Yield
---------------------------------------------------------------------------------------------------------------------------------
            33-59861                          1.25%                           0.59%                           0.59%
                                -------------------------------------------------------------------------------------------------
                                              0.95%                           0.88%                           0.89%
---------------------------------------------------------------------------------------------------------------------------------
            33-65409                          1.25%                           0.59%                           0.59%
---------------------------------------------------------------------------------------------------------------------------------


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any contingent deferred sales charges or contract (or certificate) maintenance fees that may be applicable on surrender under any Contract.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would equal the initial amount invested to the ending redeemable value, according to the following formula:

       n
P (1+T)n = ERV

Where:

P           =    a hypothetical initial payment of $1,000
T           =    average annual total return
N           =    number of years
ERV         =    ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period at the end of the one-, five-or ten-year period
                 (or fractional portion thereof)

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The ERV for standardized data reflects the deduction of all recurring fees, such as contract (or certificate) maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract (or certificate) maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.

CUMULATIVE TOTAL RETURN CALCULATION
The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:

CTR = (ERV/P) - 1

Where:

-----------------------------------------------------------------------------------------------------
                 the cumulative total return net of Subaccount recurring charges, other than the
CTR         =    contract (or certificate) maintenance fee, for the period
-----------------------------------------------------------------------------------------------------
ERV         =    ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
-----------------------------------------------------------------------------------------------------
P           =    a hypothetical initial payment of $1,000
-----------------------------------------------------------------------------------------------------

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract (or certificate) maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge and the contract (or certificate) maintenance fee would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.

----------------------------------------------------------------------------------------------------------------------
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including           S.E.C. FILE NOS.
contingent deferred sales charges and contract (or certificate)           33-59861             S.E.C. FILE NO.
maintenance fees - data is the same for all Standard Contracts)           33-65409                33-59861
----------------------------------------------------------------------------------------------------------------------
                                                                          STANDARD(1)             ENHANCED(2)
                                                                          CONTRACTS               CONTRACTS
----------------------------------------------------------------------------------------------------------------------
                                                      All Periods      1 Year       From         1 Year      From
                                                Ending 12/31/2001                 Inception               Inception
                                                                                    Date(3)                 Date(3)
----------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund(6)                                           N/A        6.74%(6)      N/A       7.10%(6)
----------------------------------------------------------------------------------------------------------------------
AIM V.I.-Capital Development Fund(6)                                      N/A        0.15%(6)      N/A       0.49%(6)
----------------------------------------------------------------------------------------------------------------------
AIM V.I.-Government Securities Fund(6)                                    N/A        1.67%(6)      N/A       2.03%(6)
----------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio - Initial Shares                 -18.93%       9.72%      -18.67%     10.08%(6)
----------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio(4) - Initial Shares         -15.51%       5.65%(4)   -15.24%      6.00%(4)
----------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Small Cap Portfolio(4) - Initial Shares                 -15.78%       6.28%(4)   -15.50%      6.63%(4)
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares    -32.04%       6.72%      -31.81%      7.08%
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Initial Shares                              -21.77%       8.89%      -21.51%      9.25%
----------------------------------------------------------------------------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio                                 -48.70%       3.99%      -48.52%      4.33%
----------------------------------------------------------------------------------------------------------------------
Janus A.S.-Worldwide Growth Portfolio                                  -31.90%      11.09%      -31.67%     11.46%
----------------------------------------------------------------------------------------------------------------------
Janus A.S.-Balanced Portfolio                                          -14.35%      11.53%      -14.07%     11.90%
----------------------------------------------------------------------------------------------------------------------
Janus A.S.-Capital Appreciation Portfolio(5)                           -31.15%      14.30%(5)   -30.91%     14.66%(5)
----------------------------------------------------------------------------------------------------------------------
Janus A.S. International Growth Portfolio - Service Shares(6)             N/A       10.97%(6)      N/A      11.34%(6)
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.S.F.-Basic Value V.I. Fund                              -5.54%      11.64%       -5.23%     12.00%
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.S.F.-Global Allocation V.I. Fund                       -18.49%       1.71%      -18.22%      2.06%
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.S.F.-High Current Income V.I. Fund                      -5.78%      -0.56%       -5.47%     -0.22%
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.S.F.-Domestic Money Market V.I. Fund                    -6.15%       0.66%       -6.15%      0.97%
----------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Growth II Portfolio(4)                 -49.71%      -1.68%(4)   -49.53%     -1.33%(4)
----------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Technology & Comm. Portfolio(4)        -61.41%       0.92%(4)   -61.27%      1.26%(4)
----------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio(6)                 N/A       12.39%(6)      N/A      12.76%(6)
----------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(6)                N/A       19.27%(6)      N/A      19.65(6)
----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index(5)                                     -34.12%      -7.66%(5)   -33.90%     -7.32%(5)
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index(5)                                        -21.77%       0.90%(5)   -21.25%      1.25%(5)
----------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index(5)                                          -7.70%      -0.16%(5)    -7.40%      0.19%(5)
----------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.(4)                                    -13.40%      12.06%(4)   -13.11%     12.43%(4)
----------------------------------------------------------------------------------------------------------------------
Van Kampen Core Plus Fixed Income Portfolio(4)                          -0.54%       3.31%(4)    -0.21%      3.66%(4)
----------------------------------------------------------------------------------------------------------------------
Van Kampen U.S. Real Estate Portfolio(4)                                -0.02%       4.39%(4)     0.30%     -4.47%(4)
----------------------------------------------------------------------------------------------------------------------

1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.

2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.

3/ From Separate Account Commencement date (12/7/95) to 12/31/2001 unless otherwise noted.

4/ From inception date of Subaccount (5/1/97) to 12/31/2001.

5/ From inception date of Subaccount (5/1/99) to 12/31/2001.

6/ From inception date of Subaccount (5/1/01) to 12/31/2001.

---------------------------------------------------------------------------------------------------------------------------
NON STANDARDIZED
AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including
contingent deferred sales charges and contract (or                S.E.C. FILE NOS.
certificate) maintenance fees - data is the same for all              33-59861                 S.E.C. FILE NO.
Standard Contracts)                                                   33-65409               33-59861 CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                     STANDARD(1)                 ENHANCED(2)
                                                                      CONTRACTS                   CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                  All Periods    1 Year       From           1 Year         From
                                            Ending 12/31/2001               Inception                     Inception
                                                                              Date(3)                       Date(3)
---------------------------------------------------------------------------------------------------------------------------
AIM V.I.- Premier Equity Fund                                       N/A        8.83%            N/A           9.15%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Capital Development Fund(11)                               N/A        3.78%            N/A           4.09%
---------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Government Securities Fund                                 N/A        4.30%            N/A           4.61%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Appreciation Portfolio - Initial Shares           -10.43%      11.55%         -10.17%         11.88%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Growth and Income Portfolio - Initial Shares       -7.01%       7.84%          -6.74%          8.16%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus V.I.F.-Small Cap Portfolio - Initial Shares               -7.28%       8.41%          -7.00%          8.73%
---------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.               -23.54%       8.81%         -23.31%          9.13%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund - Initial Shares                        -13.27%      10.79%         -13.01%         11.12%
---------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Aggressive Growth Portfolio                           -40.20%       6.35%         -40.02%          6.66%
---------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Worldwide Growth Portfolio                            -23.40%      12.81%         -23.17%         13.15%
---------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Balanced Portfolio                                     -5.85%      13.22%          -5.57%         13.56%
---------------------------------------------------------------------------------------------------------------------------
Janus A.S.-Capital Appreciation Portfolio(4)                     -22.65%      16.27%(4/)     -22.41%         16.61%(4/)
---------------------------------------------------------------------------------------------------------------------------
Janus A.S.-International Growth Portfolio-Service Shares            N/A       12.70%            N/A          13.04%
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.S.F.-Basic Value V.I. Fund                         2.96%      13.32%           3.27%         13.65%
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.S.F.-Global Allocation V.I. Fund                  -9.99%       4.33%          -9.72%          4.64%
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.S.F.-High Current Income V.I. Fund                 2.72%       2.35%           3.03%          2.65%
---------------------------------------------------------------------------------------------------------------------------
Merrill Lynch V.S.F.-Domestic Money Market V.I. Fund               2.14%       3.42%           2.35%          3.68%
---------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Growth II Portfolio(10)          -41.21%       1.64%(10/)    -41.03%          1.95%(10/)
---------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Technology & Comm.
Portfolio(10)                                                    -52.91%       3.96%(10/)    -52.77%          4.27%(10/)
---------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio(12)          N/A       14.87%            N/A          15.21%
---------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio(13)         N/A       22.33%            N/A          22.69%
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R)Equity Index(5)                               -25.62%      -3.36%(5/)     -25.40%         -3.07%(5/)
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index(6)                                  -13.27%       4.26%(6/)      -13.01          4.57%(6/)
---------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index(7)                                     0.80%       3.22%(7/)       1.10%          3.53%(7/)
---------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                  -4.90%      13.71%          -4.61%         14.05%
---------------------------------------------------------------------------------------------------------------------------
Van Kampen Core Plus Fixed Income Portfolio(8)                     7.96%       5.90%(8/)       8.29%          6.22%(8/)
---------------------------------------------------------------------------------------------------------------------------
Van Kampen U.S. Real Estate Portfolio(9)                           8.48%       6.99%(9/)       8.80%          7.31%(9/)
---------------------------------------------------------------------------------------------------------------------------


 1/ Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.00% of daily net asset value.

 2/ Annual mortality and expense risk charge of 0.95% and annual administrative charge of 0.00% of daily net asset value.

 3/ From Separate Account Commencement date (12/7/95) to 12/31/2001 unless otherwise noted.

 4/ From inception date of Portfolio (5/1/97) to 12/31/2001.

 5/ From inception date of Portfolio (8/22/97) to 12/31/2001.

 6/ From inception date of Portfolio (10/1/97) to 12/31/2001.

 7/ From inception date of Portfolio (8/25/97) to 12/31/2001.

 8/ From inception date of Portfolio (1/2/97) to 12/31/2001.

 9/ From inception date of Portfolio (3/3/97) to 12/31/2001.

10/ From inception date of Portfolio (4/30/97) to 12/31/2001.

11/ From inception date of Portfolio (5/1/98) to 12/31/2001.

12/ From inception date of Portfolio (10/28/97) to 12/31/2001.

13/ From inception date of Portfolio (11/30/98) to 12/31/2001.

OTHER PERFORMANCE MEASURES

Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have selected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.

Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity or retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors, Inc. ("GAA").

The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economical market and political conditions; materials that describe general principals of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.

Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides information regarding historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets are based on the returns of different indices.

Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.

In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount, or its underlying Portfolios', historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

BENEFIT UNITS - TRANSFER FORMULAS
Transfer of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

        The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).

        The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)
                 = UNIT1 - BU1 (trans)

        The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
                 BU2 (trans) = BU1 (trans) * BUV1/BUV2.

        The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer)
                 = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.


Where:

        BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.

        BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.

        BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

        BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

        UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

        UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
-------------------------------------------------------------------------------

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

In certain circumstances, owners of individual variable annuity contracts and participants under group variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner or participant), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner or participant being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner or participant from being considered the owner of a pro rata share of the assets of the Separate Account.

TAX DEFERRAL ON NONQUALIFIED CONTRACTS
Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the

Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of nonqualified Contracts.


FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

The audited financial statements of the Separate Account at, and for the years ended, December 31, 2001 and 2000 and the Company's audited statutory basis financial statements for the years ended December 31, 2001 and 2000 are included herein. The financial statements of the Company included in this statement of additional information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                ANNUITY INVESTORS

                               VARIABLE ACCOUNT A

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2001
                       WITH REPORT OF INDEPENDENT AUDITORS

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2001




                                    CONTENTS

Report of Independent Auditors                                         1


Audited Financial Statements

Statement of Assets and Liabilities - Current Year                     3
Statement of Operations - Current Year                                 5
Statement of Changes in Net Assets - Current Year                      6
Statement of Changes in Net Assets - Prior Year                        7
Notes to Financial Statements                                          8

                         Report of Independent Auditors

Contractholders of Annuity Investors Variable Account A and Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Annuity Investors Variable Account A (comprising, respectively, AIM V.I. Capital Development Fund, AIM V.I. Government Securities Fund, AIM V.I. Value Fund, Deutsche Asset Management VIT Funds EAFE Equity Index, Deutsche Asset Management VIT Funds Equity 500 Index, Deutsche Asset Management VIT Funds Small Cap Index, Dreyfus Variable Investment Fund Appreciation Portfolio, Dreyfus Variable Investment Fund Growth and Income Portfolio, Dreyfus Variable Investment Fund Small Cap Portfolio, Dreyfus Funds Socially Responsible Growth Fund, Inc., Dreyfus Funds Stock Index Fund, Janus Aspen Series Aggressive Growth Portfolio, Janus Aspen Series Balanced Portfolio, Janus Aspen Series Capital Appreciation Portfolio, Janus Aspen Series Worldwide Growth Portfolio, Janus Aspen Series International Growth Portfolio, Merrill Lynch Variable Series Funds, Inc. Basic Value Focus Fund, Merrill Lynch Variable Series Funds, Inc. Domestic Money Market Fund, Merrill Lynch Variable Series Funds, Inc. Global Strategy Focus Fund, Merrill Lynch Variable Series Funds, Inc. High Current Income Fund, PBHG Insurance Series Fund, Inc. Growth II Portfolio, PBHG Insurance Series Fund, Inc. Mid Cap Value Portfolio, PBHG Insurance Series Fund, Inc. Select Value Portfolio, PBHG Insurance Series Fund, Inc. Technology & Communications Portfolio, Strong Funds Opportunity Fund II, The Universal Institutional Funds, Inc. Fixed Income Portfolio and The Universal Institutional Funds, Inc. U.S. Real Estate Portfolio sub-accounts) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account A at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP

April 5, 2002
Cincinnati, Ohio

                     ANNUITY INVESTORS VARIABLE ACCOUNT A

                     STATEMENT OF ASSETS AND LIABILITIES
                              December 31, 2001


Assets:                                                                                                                Market
      Investments in portfolio shares, at net asset value (Note 2):         Shares                 Cost                Value
                                                                      ------------------  --------------------    ---------------
AIM V.I.:
    Capital Development Fund .............                                 1,147.143        $      12,536          $      13,697
    Government Securities Fund ...........                                 7,174.000               84,981                 82,716
    Value Fund ...........................                                 6,463.529              152,596                150,923
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ....................                                22,666.408              258,204                190,171
    Equity 500 Index .....................                               104,839.208            1,531,660              1,255,974
    Small Cap Index ......................                                25,641.235              286,352                275,130
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ...............                               402,337.287           14,210,709             14,073,758
    Growth and Income Portfolio ..........                               190,799.466            4,475,073              4,130,808
    Small Cap Portfolio ..................                               225,725.339           10,414,212              7,929,731
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc.                               320,044.340           10,462,826              8,535,583
    Stock Index Fund .....................                               761,446.445           24,691,316             22,356,068
Janus Aspen Series:
    Aggressive Growth Portfolio ..........                               393,274.345           14,914,938              8,644,170
    Balanced Portfolio ...................                             1,503,823.869           35,252,808             33,941,305
    Capital Appreciation Portfolio .......                               161,242.268            4,727,407              3,340,940
    Worldwide Growth Portfolio ...........                               864,817.204           27,819,312             24,681,883
Janus Aspen Select Series:
    International Growth Portfolio .......                                   333.161                7,542                  7,763
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund ...............                               376,579.624            5,154,221              5,072,528
    Domestic Money Market Fund ...........                             1,415,399.148            1,415,399              1,415,399
    Global Strategy Focus Fund ...........                                42,255.776              531,327                411,571
    High Current Income Fund .............                               201,482.505            1,814,591              1,517,163
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ..................                                99,962.884            2,230,071              1,123,583
    Mid Cap Value Portfolio ..............                                31,840.423              402,045                426,662
    Select Value Portfolio ...............                                21,987.736              357,337                356,201
    Technology & Communications Portfolio                              1,728,156.615           18,189,309              5,633,791
Strong Funds:
    Opportunity Fund II ..................                               262,741.281            5,890,899              5,110,318
The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio ...............                               212,338.404            2,292,674              2,303,872
    U.S. Real Estate Portfolio ...........                               121,791.376            1,299,884              1,471,240
                                                                                            -------------


         Total cost.................................................................        $ 188,880,229

---------------------------------------------------------------------------------------------------------------------------------
         Total market value ....................................................................................     154,452,948

      Receivable from the General Account (Note 4)..............................................................          19,070
---------------------------------------------------------------------------------------------------------------------------------

                                            Net assets..........................................................   $ 154,472,018
=================================================================================================================================




   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                 STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
                               December 31, 2001


===================================================================================================================================

                                                                                                                          Market
Net assets attributable to variable annuity contract holders (Note 2):               Units           Unit Value           Value
                                                                                  -------------    --------------    --------------
    AIM V.I.:
        Capital Development Fund - 1.25% series contract..................           1,234.008      $   9.442643     $      11,652
        Capital Development Fund - 0.95% series contract..................             215.954          9.461431             2,043
        Government Securities Fund - 1.25% series contract................           5,714.204         10.385882            59,347
        Government Securities Fund - 0.95% series contract................           2,244.875         10.406491            23,361
        Value Fund - 1.25% series contract................................          15,980.246          8.859412           141,576
        Value Fund - 0.95% series contract................................           1,051.335          8.877046             9,333
    Deutsche Asset Management VIT Funds:
        EAFE Equity Index - 1.25% series contract.........................          21,349.399          7.328677           156,463
        EAFE Equity Index - 0.95% series contract.........................           4,643.915          7.387006            34,305
        Equity 500 Index - 1.25% series contract..........................         144,467.600          8.416925         1,215,973
        Equity 500 Index - 0.95% series contract..........................           4,764.187          8.483809            40,418
        Small Cap Index - 1.25% series contract...........................          22,866.676         11.118707           254,248
        Small Cap Index - 0.95% series contract...........................           1,872.634         11.207088            20,987
    Dreyfus Variable Investment Fund:
        Appreciation Portfolio - 1.25% series contract....................         653,512.152         19.403096        12,680,159
        Appreciation Portfolio - 0.95% series contract....................          70,468.321         19.756078         1,392,178
        Growth and Income Portfolio - 1.25% series contract...............         291,697.672         12.927945         3,771,051
        Growth and Income Portfolio - 0.95% series contract...............          27,413.238         13.108367           359,343
        Small Cap Portfolio - 1.25% series contract.......................         497,011.585         14.617148         7,264,892
        Small Cap Portfolio - 0.95% series contract.......................          44,803.439         14.821220           664,042
    Dreyfus Funds:
        Socially Responsible Growth Fund, Inc. - 1.25% series contract....         434,635.915         16.685382         7,252,066
        Socially Responsible Growth Fund, Inc. - 0.95% series contract....          75,498.440         16.989241         1,282,661
        Stock Index Fund - 1.25% series contract..........................       1,109,281.281         18.612764        20,646,791
        Stock Index Fund - 0.95% series contract..........................          90,073.242         18.951395         1,707,014
    Janus Aspen Series:
        Aggressive Growth Portfolio - 1.25% series contract...............         546,207.775         14.523289         7,932,733
        Aggressive Growth Portfolio - 0.95% series contract...............          48,050.435         14.787902           710,565
        Balanced Portfolio - 1.25% series contract........................       1,333,874.478         21.236842        28,327,282
        Balanced Portfolio - 0.95% series contract........................         260,316.867         21.623493         5,628,960
        Capital Appreciation Portfolio - 1.25% series contract............         362,749.000          8.280678         3,003,808
        Capital Appreciation Portfolio - 0.95% series contract............          40,351.889          8.346510           336,797
        Worldwide Growth Portfolio - 1.25% series contract................       1,054,009.275         20.772109        21,893,996
        Worldwide Growth Portfolio - 0.95% series contract................         131,698.513         21.150108         2,785,438
    Janus Aspen Select Series:
        International Growth Portfolio - 1.25% series contract............             667.414          8.339414             5,566
        International Growth Portfolio - 0.95% series contract............             262.813          8.356012             2,196
    Merrill Lynch Variable Series Funds, Inc.:
        Basic Value Focus Fund - 1.25% series contract....................         220,538.862         21.343769         4,707,131
        Basic Value Focus Fund - 0.95% series contract....................          16,787.723         21.732023           364,831
        Domestic Money Market Fund - 1.25% series contract................       1,058,892.677          1.225846         1,298,039
        Domestic Money Market Fund - 0.95% series contract................          94,401.066          1.245058           117,535
        Global Strategy Focus Fund - 1.25% series contract................          28,565.341         12.932132           369,411
        Global Strategy Focus Fund - 0.95% series contract................           3,198.649         13.167527            42,118
        High Current Income Fund - 1.25% series contract..................         128,766.852         11.510137         1,482,124
        High Current Income Fund - 0.95% series contract..................           4,231.419         11.713319            49,564
    PBHG Insurance Series Fund, Inc.:
        Growth II Portfolio - 1.25% series contract.......................          91,885.173         10.789433           991,389
        Growth II Portfolio - 0.95% series contract.......................          12,073.001         10.940187           132,081
        Mid Cap Value Portfolio - 1.25% series contract...................          37,028.918         10.084362           373,413
        Mid Cap Value Portfolio - 0.95% series contract...................           5,265.692         10.104428            53,207
        Select Value Portfolio - 1.25% series contract....................          36,523.745          9.151792           334,258
        Select Value Portfolio - 0.95% series contract....................           2,389.527          9.169998            21,912
        Technology & Communications Portfolio - 1.25% series contract.....         423,362.421         11.983282         5,073,271
        Technology & Communications Portfolio - 0.95% series contract.....          46,082.723         12.150826           559,943
    Strong Funds:
        Opportunity Fund II - 1.25% series contract.......................         249,224.634         18.419012         4,590,472
        Opportunity Fund II - 0.95% series contract.......................          27,807.522         18.675985           519,333
    The Universal Institutional Funds, Inc.:
        Fixed Income Portfolio - 1.25% series contract....................         145,193.003         13.173691         1,912,728
        Fixed Income Portfolio - 0.95% series contract....................          29,266.032         13.357514           390,921
        U.S. Real Estate Portfolio - 1.25% series contract................          92,598.879         14.584113         1,350,473
        U.S. Real Estate Portfolio - 0.95% series contract................           8,156.784         14.787690           120,620


             Net assets attributable to variable annuity contract holders........................................      154,472,018
-----------------------------------------------------------------------------------------------------------------------------------

             Net assets...........................................................................                   $ 154,472,018
===================================================================================================================================



  The accompanying notes are an integral part of these financial statements.

                     ANNUITY INVESTORS VARIABLE ACCOUNT A

                           STATEMENT OF OPERATIONS
                   For The Periods Ended December 31, 2001


===================================================================================================================================
                                                                                                                  Net Realized
                                                                                                                  Gain (Loss)
                                                    Dividends from      Mortality and          Net                on Sale of)
                                                    Investments in       Expense Risk        Investment          Investments in
                                                   Portfolio Shares      Fee (Note 4)      Income (Loss)        Portfolio Shares
                                                   ----------------   ------------------  ----------------    --------------------
   AIM V.I.:
       Capital Development Fund (*) .........       $          0       $         27        $        (27)          $          0
       Government Securities Fund (*) .......              2,339                212               2,127                      6
       Value Fund (*) .......................                188                673                (485)                (4,446)
   Deutsche Asset Management VIT Funds:
       EAFE Equity Index ....................                  0              2,230              (2,230)               (13,673)
       Equity 500 Index .....................             10,569             16,122              (5,553)               (45,904)
       Small Cap Index ......................              1,594              2,734              (1,140)                   998
   Dreyfus Variable Investment Fund:
       Appreciation Portfolio ...............            120,590            169,350             (48,760)               238,316
       Growth and Income Portfolio ..........             20,907             50,326             (29,419)               (21,855)
       Small Cap Portfolio ..................             32,270             89,729             (57,459)              (303,011)
   Dreyfus Funds:
       Socially Responsible Growth Fund, Inc.              6,024            106,569            (100,545)               145,809
       Stock Index Fund .....................            252,128            275,280             (23,152)               498,754
   Janus Aspen Series:
       Aggressive Growth Portfolio ..........                  0            110,600            (110,600)               351,681
       Balanced Portfolio ...................            897,266            403,630             493,636                800,356
       Capital Appreciation Portfolio .......             41,520             37,773               3,747                (26,042)
       Worldwide Growth Portfolio ...........            128,074            307,162            (179,088)               590,211
   Janus Aspen Select Series:
       International Growth Portfolio (*) ...                 11                 24                 (13)                    (3)
   Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Fund ...............             48,327             57,540              (9,213)               (36,217)
       Domestic Money Market Fund ...........             43,536             20,112              23,424                      0
       Global Strategy Focus Fund ...........              6,187              4,977               1,210                (22,532)
       High Current Income Fund .............            168,215             20,871             147,344               (123,896)
   PBHG Insurance Series Fund, Inc.:
       Growth II Portfolio ..................                  0             13,103             (13,103)              (168,157)
       Mid Cap Value Portfolio (*) ..........              1,432              1,642                (210)                (3,961)
       Select Value Portfolio (*) ...........              1,856              1,203                 653                 (3,850)
       Technology & Communications Portfolio           2,111,303             69,175           2,042,128               (300,066)
   Strong Funds:
       Opportunity Fund II ..................             18,823             55,698             (36,875)                 5,017
   The Universal Institutional Funds, Inc.:
       Fixed Income Portfolio ...............             91,572             21,967              69,605                 10,109
       U.S. Real Estate Portfolio ...........             53,825             15,200              38,625                 14,341
                                                    ------------       ------------        ------------           ------------

                                  Totals ....       $  4,058,556       $  1,853,929        $  2,204,627           $  1,581,985
                                                    ============       ============        ============           ============
===================================================================================================================================


===================================================================================================================================

                                                                           Net Change
                                                                          in Unrealized                               Net
                                                                           Appreciation            Net              Increase
                                                        Realized          (Depreciation)       Gain (Loss)         (Decrease)
                                                          Gain          of Investments in   on Investments in    in Net Assets
                                                     Distributions       Portfolio Shares    Portfolio Shares   from Operations
                                                    ---------------    ------------------  ------------------- -----------------
   AIM V.I.:
       Capital Development Fund (*) .........       $          0       $      1,160        $      1,160        $      1,133
       Government Securities Fund (*) .......                  0             (2,265)             (2,259)               (132)
       Value Fund (*) .......................              2,862             (1,673)             (3,257)             (3,742)
   Deutsche Asset Management VIT Funds:
       EAFE Equity Index ....................                  0            (39,580)            (53,253)            (55,483)
       Equity 500 Index .....................              1,102           (151,428)           (196,230)           (201,783)
       Small Cap Index ......................             12,832             (8,715)              5,115               3,975
   Dreyfus Variable Investment Fund:
       Appreciation Portfolio ...............                  0         (1,786,688)         (1,548,372)         (1,597,132)
       Growth and Income Portfolio ..........             63,217           (334,959)           (293,597)           (323,016)
       Small Cap Portfolio ..................            519,341           (718,419)           (502,089)           (559,548)
   Dreyfus Funds:
       Socially Responsible Growth Fund, Inc.                  0         (2,605,362)         (2,459,553)         (2,560,098)
       Stock Index Fund .....................            119,671         (3,957,065)         (3,338,640)         (3,361,792)
   Janus Aspen Series:
       Aggressive Growth Portfolio ..........                  0         (5,670,493)         (5,318,812)         (5,429,412)
       Balanced Portfolio ...................                  0         (3,397,710)         (2,597,354)         (2,103,718)
       Capital Appreciation Portfolio .......                  0           (791,289)           (817,331)           (813,584)
       Worldwide Growth Portfolio ...........                  0         (7,739,977)         (7,149,766)         (7,328,854)
   Janus Aspen Select Series:
       International Growth Portfolio (*) ...                  0                221                 218                 205
   Merrill Lynch Variable Series Funds, Inc.:
       Basic Value Focus Fund ...............            236,769            (67,402)            133,150             123,937
       Domestic Money Market Fund ...........                  0                  0                   0              23,424
       Global Strategy Focus Fund ...........                  0            (25,700)            (48,232)            (47,022)
       High Current Income Fund .............                  0             18,253            (105,643)             41,701
   PBHG Insurance Series Fund, Inc.:
       Growth II Portfolio ..................                  0           (484,917)           (653,074)           (666,177)
       Mid Cap Value Portfolio (*) ..........                139             24,617              20,795              20,585
       Select Value Portfolio (*) ...........                186             (1,136)             (4,800)             (4,147)
       Technology & Communications Portfolio             812,570         (7,654,567)         (7,142,063)         (5,099,935)
   Strong Funds:
       Opportunity Fund II ..................            770,749           (970,821)           (195,055)           (231,930)
   The Universal Institutional Funds, Inc.:
       Fixed Income Portfolio ...............             35,319             16,739              62,167             131,772
       U.S. Real Estate Portfolio ...........             10,327             41,859              66,527             105,152
                                                    ------------       ------------        ------------        ------------

                                  Totals ....       $  2,585,084       $(36,307,317)       $(32,140,248)       $(29,935,621)
                                                    ============       ============        ============        ============
===================================================================================================================================




   The accompanying notes are an integral part of these financial statements.


Note:  Year ended unless otherwise noted.
       (*) Period from May 1, 2001 (commencement of operations) to December 31, 2001.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
                     For The Periods Ended December 31, 2001

===================================================================================================================================


                                                                                     Changes From Operations
                                            ---------------------------------------------------------------------------------------
                                                                                                     Net Change          Net
                                                                Net Realized                       in Unrealized       Increase
                                                                Gain (Loss)                         Appreciation      (Decrease)
                                                  Net            on Sale of         Realized       (Depreciation)       in Net
                                               Investment      Investments in         Gain       of Investments in   Assets from
                                             Income (Loss)    Portfolio Shares   Distributions    Portfolio Shares    Operations
                                            ---------------  ------------------ ---------------  ----------------- ----------------
AIM V.I.:
    Capital Development Fund (*) .........  $        (27)     $          0       $          0      $      1,160     $      1,133
    Government Securities Fund (*) .......         2,127                 6                  0            (2,265)            (132)
    Value Fund (*) .......................          (485)           (4,446)             2,862            (1,673)          (3,742)
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ....................        (2,230)          (13,673)                 0           (39,580)         (55,483)
    Equity 500 Index .....................        (5,553)          (45,904)             1,102          (151,428)        (201,783)
    Small Cap Index ......................        (1,140)              998             12,832            (8,715)           3,975
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ...............       (48,760)          238,316                  0        (1,786,688)      (1,597,132)
    Growth and Income Portfolio ..........       (29,419)          (21,855)            63,217          (334,959)        (323,016)
    Small Cap Portfolio ..................       (57,459)         (303,011)           519,341          (718,419)        (559,548)
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc.      (100,545)          145,809                  0        (2,605,362)      (2,560,098)
    Stock Index Fund .....................       (23,152)          498,754            119,671        (3,957,065)      (3,361,792)
Janus Aspen Series:
    Aggressive Growth Portfolio ..........      (110,600)          351,681                  0        (5,670,493)      (5,429,412)
    Balanced Portfolio ...................       493,636           800,356                  0        (3,397,710)      (2,103,718)
    Capital Appreciation Portfolio .......         3,747           (26,042)                 0          (791,289)        (813,584)
    Worldwide Growth Portfolio ...........      (179,088)          590,211                  0        (7,739,977)      (7,328,854)
Janus Aspen Select Series:
    International Growth Portfolio (*) ...           (13)               (3)                 0               221              205
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund ...............        (9,213)          (36,217)           236,769           (67,402)         123,937
    Domestic Money Market Fund ...........        23,424                 0                  0                 0           23,424
    Global Strategy Focus Fund ...........         1,210           (22,532)                 0           (25,700)         (47,022)
    High Current Income Fund .............       147,344          (123,896)                 0            18,253           41,701
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ..................       (13,103)         (168,157)                 0          (484,917)        (666,177)
    Mid Cap Value Portfolio (*) ..........          (210)           (3,961)               139            24,617           20,585
    Select Value Portfolio (*) ...........           653            (3,850)               186            (1,136)          (4,147)
    Technology & Communications Portfolio      2,042,128          (300,066)           812,570        (7,654,567)      (5,099,935)
Strong Funds:
    Opportunity Fund II ..................       (36,875)            5,017            770,749          (970,821)        (231,930)
The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio ...............        69,605            10,109             35,319            16,739          131,772
    U.S. Real Estate Portfolio ...........        38,625            14,341             10,327            41,859          105,152
                                            ------------      ------------       ------------      ------------     ------------

                              Totals .....  $  2,204,627      $  1,581,985       $  2,585,084      $(36,307,317)    $(29,935,621)
                                            ============      ============       ============      ============     ============

===================================================================================================================================

===============================================================================================================


                                                                Changes From Principal Transactions
                                                    -----------------------------------------------------------

                                                                                             Net Transfers
                                                                                               To (From)          Net Increase
                                                      Contract                                Subaccounts        in Net Assets
                                                      Purchase               Contract          and Fixed         From Principal
                                                      Payments             Redemptions          Accounts          Transactions
                                                  -----------------      --------------     ---------------     ----------------
AIM V.I.:
    Capital Development Fund (*) .........        $      11,936          $         27        $        654         $     12,562
    Government Securities Fund (*) .......               14,453                    55              68,442               82,840
    Value Fund (*) .......................               44,887                    55             109,819              154,651
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ....................               76,150                24,234               4,433               56,349
    Equity 500 Index .....................              152,737                91,725            (115,865)             (54,853)
    Small Cap Index ......................               61,405                 8,893              20,577               73,089
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ...............            2,417,382               989,250            (711,855)             716,277
    Growth and Income Portfolio ..........              597,049               289,568             (14,341)             293,140
    Small Cap Portfolio ..................            1,519,137               608,281             (42,257)             868,599
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc.            1,668,111               642,289            (528,330)             497,492
    Stock Index Fund .....................            4,091,937             1,643,811          (1,079,025)           1,369,137
Janus Aspen Series:
    Aggressive Growth Portfolio ..........            2,719,590               800,664            (947,877)             971,049
    Balanced Portfolio ...................            5,120,645             2,454,933          (1,614,725)           1,050,987
    Capital Appreciation Portfolio .......            1,210,694               151,469            (123,805)             935,420
    Worldwide Growth Portfolio ...........            4,529,886             1,822,094          (1,435,937)           1,271,855
Janus Aspen Select Series:
    International Growth Portfolio (*) ...                7,584                    27                   0                7,557
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund ...............              634,627               313,403             286,327              607,551
    Domestic Money Market Fund ...........              219,081                56,440             312,369              475,010
    Global Strategy Focus Fund ...........               73,745                63,028             (10,811)                 (94)
    High Current Income Fund .............              162,239               187,298               8,973              (16,086)
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ..................              397,166                73,181            (143,114)             180,871
    Mid Cap Value Portfolio (*) ..........               78,716                 6,325             333,644              406,035
    Select Value Portfolio (*) ...........               70,878                 1,132             290,571              360,317
    Technology & Communications Portfolio             2,084,587               500,693             (73,793)           1,510,101
Strong Funds:
    Opportunity Fund II ..................              884,128               298,827             512,257            1,097,558
The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio ...............              404,846               154,598             505,640              755,888
    U.S. Real Estate Portfolio ...........              209,183               126,776             225,271              307,678
                                                  -------------          ------------        ------------         ------------

                              Totals .....        $  29,462,814          $ 11,309,076        $ (4,162,758)        $ 13,990,980
                                                  =============          ============        ============         ============

==============================================================================================================================

========================================================================================================






                                                      Net
                                                    Increase           Net Assets          Net Assets
                                                   (Decrease)          Beginning              End
                                                 in Net Assets         of Period           of Period
                                                ---------------      --------------      --------------
AIM V.I.:
    Capital Development Fund (*) .........       $     13,695         $          0        $     13,695
    Government Securities Fund (*) .......             82,708                    0              82,708
    Value Fund (*) .......................            150,909                    0             150,909
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ....................                866              189,902             190,768
    Equity 500 Index .....................           (256,636)           1,513,027           1,256,391
    Small Cap Index ......................             77,064              198,171             275,235
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ...............           (880,855)          14,953,192          14,072,337
    Growth and Income Portfolio ..........            (29,876)           4,160,270           4,130,394
    Small Cap Portfolio ..................            309,051            7,619,883           7,928,934
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc.         (2,062,606)          10,597,333           8,534,727
    Stock Index Fund .....................         (1,992,655)          24,346,460          22,353,805
Janus Aspen Series:
    Aggressive Growth Portfolio ..........         (4,458,363)          13,101,661           8,643,298
    Balanced Portfolio ...................         (1,052,731)          35,008,973          33,956,242
    Capital Appreciation Portfolio .......            121,836            3,218,769           3,340,605
    Worldwide Growth Portfolio ...........         (6,056,999)          30,736,433          24,679,434
Janus Aspen Select Series:
    International Growth Portfolio (*) ...              7,762                    0               7,762
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund ...............            731,488            4,340,474           5,071,962
    Domestic Money Market Fund ...........            498,434              917,140           1,415,574
    Global Strategy Focus Fund ...........            (47,116)             458,645             411,529
    High Current Income Fund .............             25,614            1,506,074           1,531,688
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ..................           (485,306)           1,608,776           1,123,470
    Mid Cap Value Portfolio (*) ..........            426,620                    0             426,620
    Select Value Portfolio (*) ...........            356,170                    0             356,170
    Technology & Communications Portfolio          (3,589,834)           9,223,048           5,633,214
Strong Funds:
    Opportunity Fund II ..................            865,628            4,244,177           5,109,805
The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio ...............            887,660            1,415,989           2,303,649
    U.S. Real Estate Portfolio ...........            412,830            1,058,263           1,471,093
                                                 ------------         ------------        ------------

                              Totals .....       $(15,944,642)        $170,416,660        $154,472,018
                                                 ============         ============        ============

========================================================================================================


   The accompanying notes are an integral part of these financial statements.


Note:  Year ended unless otherwise noted.
       (*) Period from May 1, 2001 (commencement of operations) to December 31, 2001.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS
                     or The Period Ended December 31, 2000


===================================================================================================================================

                                                                                 Changes From Operations
                                                   --------------------------------------------------------------------------------

                                                                                                        Net Change         Net
                                                                     Net Realized                      in Unrealized     Increase
                                                                      Gain (Loss)                      Appreciation     (Decrease)
                                                        Net           on Sale of       Realized       (Depreciation)     in Net
                                                    Investment      Investments in       Gain       of Investments in  Assets from
                                                   Income (Loss)   Portfolio Shares  Distributions   Portfolio Shares  Operations
                                                   -------------   ----------------  -------------  -----------------  ------------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ........................           (1,860)              590           3,137          (32,854)        (30,987)
    Equity 500 Index .........................          (16,893)            5,447             855         (133,878)       (144,469)
    Small Cap Index ..........................           (2,106)            2,439           1,024          (13,258)        (11,901)
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ...................          (84,558)          774,432         167,427       (1,155,752)       (298,451)
    Growth and Income Portfolio ..............          (26,517)           79,750         151,644         (424,189)       (219,312)
    Small Cap Portfolio ......................          (58,985)          111,208       3,348,100       (2,704,305)        696,018
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc ....          (43,103)          281,148               0       (1,690,192)     (1,452,147)
    Stock Index Fund .........................          (69,470)          527,275         402,707       (3,584,611)     (2,724,099)
Janus Aspen Series:
    Aggressive Growth Portfolio ..............         (194,223)          871,339       1,985,925       (9,049,960)     (6,386,919)
    Balanced Portfolio .......................          492,209           856,333       3,017,978       (5,590,098)     (1,223,578)
    Capital Appreciation Portfolio ...........            6,069           105,039           1,358         (885,751)       (773,285)
    Worldwide Growth Portfolio ...............         (263,011)          784,486       2,809,146       (9,650,481)     (6,319,860)
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund ...................          153,821           (81,800)        242,200          108,557         422,778
    Domestic Money Market Fund ...............           39,097                 0               0                0          39,097
    Global Strategy Focus Fund ...............           16,654            (5,726)         47,161         (110,545)        (52,456)
    High Current Income Fund .................          147,562          (158,490)              0         (127,779)       (138,707)
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ......................          (17,573)          487,302          36,578       (1,039,577)       (533,270)
    Technology & Communications Portfolio ....         (170,521)        2,739,176       1,199,322      (11,449,752)     (7,681,775)
Strong Funds:
    Opportunity Fund II ......................          (37,558)           61,493         529,848         (361,277)        192,506
The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio ...................           66,071           (27,260)              0           82,694         121,505
    U.S. Real Estate Portfolio ...............            7,186           (23,306)          5,356          233,487         222,723
                                                   ------------      ------------    ------------     ------------    ------------

                          Totals .............      $  (57,709)       $ 7,390,875    $ 13,949,766     $(47,579,521)   $(26,296,589)
                                                   ============      ============    ============     ============    ============


====================================================================================================================

                                                                      Changes From Principal Transactions
                                                      --------------------------------------------------------------


                                                                                     Net Transfers
                                                                                        To (From)      Net Increase
                                                      Contract                         Subaccounts     in Net Assets
                                                      Purchase         Contract        and Fixed      From Principal
                                                      Payments       Redemptions        Accounts       Transactions
                                                      --------       -----------     -------------    --------------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ........................           81,405            6,516           93,896           168,785
    Equity 500 Index .........................          324,412           87,795        1,302,483         1,539,100
    Small Cap Index ..........................           84,913            7,125           23,775           101,563
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ...................        3,080,509        1,776,978       (1,219,480)           84,051
    Growth and Income Portfolio ..............          631,919          287,661          611,349           955,607
    Small Cap Portfolio ......................        1,712,517          734,453          107,577         1,085,641
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc ....        2,586,105        1,020,590          497,357         2,062,872
    Stock Index Fund .........................        5,177,521        1,518,105         (324,871)        3,334,545
Janus Aspen Series:
    Aggressive Growth Portfolio ..............        3,704,051        1,634,110        2,270,421         4,340,362
    Balanced Portfolio .......................        7,127,843        3,457,261        1,468,976         5,139,558
    Capital Appreciation Portfolio ...........        1,549,532          201,846        1,355,917         2,703,603
    Worldwide Growth Portfolio ...............        6,274,068        3,357,213        1,341,894         4,258,749
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund ...................          627,040          325,408         (235,582)           66,050
    Domestic Money Market Fund ...............          292,718          113,938         (740,851)         (562,071)
    Global Strategy Focus Fund ...............           96,674           39,177           (6,538)           50,959
    High Current Income Fund .................          206,473          190,957          (34,965)          (19,449)
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ......................          542,810          122,137          795,837         1,216,510
    Technology & Communications Portfolio ....        3,364,483        1,345,383        2,512,258         4,531,358
Strong Funds:
    Opportunity Fund II ......................          804,937          320,283          298,041           782,695
The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio ...................          171,385           84,293         (153,316)          (66,224)
    U.S. Real Estate Portfolio ...............          192,131          184,723             (837)            6,571
                                                   ------------     ------------     ------------      ------------

                          Totals .............     $ 38,633,446     $ 16,815,952     $  9,963,341      $ 31,780,835
                                                   ============     ============     ============      ============


==================================================================================================






                                                       Net
                                                     Increase         Net Assets       Net Assets
                                                    (Decrease)         Beginning           End
                                                   in Net Assets       of Period        of Period
                                                   -------------      ----------       ----------
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ........................          137,798            52,104          189,902
    Equity 500 Index .........................        1,394,631           118,396        1,513,027
    Small Cap Index ..........................           89,662           108,509          198,171
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ...................         (214,400)       15,167,592       14,953,192
    Growth and Income Portfolio ..............          736,295         3,423,975        4,160,270
    Small Cap Portfolio ......................        1,781,659         5,838,224        7,619,883
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc ....          610,725         9,986,608       10,597,333
    Stock Index Fund .........................          610,446        23,736,014       24,346,460
Janus Aspen Series:
    Aggressive Growth Portfolio ..............       (2,046,557)       15,148,218       13,101,661
    Balanced Portfolio .......................        3,915,980        31,092,993       35,008,973
    Capital Appreciation Portfolio ...........        1,930,318         1,288,451        3,218,769
    Worldwide Growth Portfolio ...............       (2,061,111)       32,797,544       30,736,433
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund ...................          488,828         3,851,646        4,340,474
    Domestic Money Market Fund ...............         (522,974)        1,440,114          917,140
    Global Strategy Focus Fund ...............           (1,497)          460,142          458,645
    High Current Income Fund .................         (158,156)        1,664,230        1,506,074
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ......................          683,240           925,536        1,608,776
    Technology & Communications Portfolio ....       (3,150,417)       12,373,465        9,223,048
Strong Funds:
    Opportunity Fund II ......................          975,201         3,268,976        4,244,177
The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio ...................           55,281         1,360,708        1,415,989
    U.S. Real Estate Portfolio ...............          229,294           828,969        1,058,263
                                                   ------------      ------------     ------------

                          Totals .............     $  5,484,246      $164,932,414     $170,416,660
                                                   ============      ============     ============
==================================================================================================



   The accompanying notes are an integral part of these financial statements.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001

(1)     GENERAL

        Annuity Investors Variable Account A (the "Account") is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on May 26, 1995 and commenced operations on December 7, 1995 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the "Company") pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly owned subsidiary of Great American Financial Resources, Inc., ("GAFRI"), a publicly traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

        Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

        At December 31, 2001, the following investment options were available:

              AIM V.I.:
              -       Capital Development Fund
              -       Government Securities Fund
              -       Value Fund
              DEUTSCHE ASSET MANAGEMENT VIT FUNDS:
              -       EAFE Equity Index
              -       Equity 500 Index
              -       Small Cap Index
              THE DREYFUS VARIABLE INVESTMENT FUND:
              -       Appreciation Portfolio
              -       Growth and Income Portfolio
              -       Small Cap Portfolio
              DREYFUS FUNDS:
              -       Socially Responsible Growth Fund, Inc.
              -       Stock Index Fund
              JANUS ASPEN SERIES:
              -       Aggressive Growth Portfolio
              -       Balanced Portfolio
              -       Capital Appreciation Portfolio
              -       Worldwide Growth Portfolio
              JANUS ASPEN SERIES-SERVICE SHARES:
              -       International Growth Portfolio
              MERRILL LYNCH VARIABLE SERIES FUNDS, INC.:
              -      Basic Value Focus Fund
              -      Domestic Money Market Fund
              -      Global Strategy Focus Fund
              -      High Current Income Fund
              PBHG INSURANCE SERIES FUND, INC.:
              -      Growth II Portfolio
              -      Mid Cap Value Portfolio
              -      Select Value Portfolio
              -      Technology & Communications Portfolio

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2001


              STRONG FUNDS:
              -      Opportunity Fund II
              THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
              -      Fixed Income Portfolio
              -      U.S. Real Estate Portfolio


        In 2001, AIM V.I Capital Development Fund, AIM V.I Government Securities Fund, AIM V.I Value Fund, PBHG Insurance Series Fund, Inc. Mid Cap Value Portfolio, PBHG Insurance Series Fund, Inc. Select Value Portfolio and Janus Aspen Select Series International Growth Portfolio were added to the account. No variable sub-accounts were deleted from the account in 2001.

(2)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
        BASIS OF PRESENTATION

        The preparation of financial statements requires management to make estimates and assumptions that affect the amount reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

        Certain reclassifications have been made to the prior year financial statements to conform to the current year presentation.

        INVESTMENTS

        Investments are valued using the net asset value of the respective portfolios which value their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-distribution date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments which are restricted as to resale.

        Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

        FEDERAL INCOME TAXES

        No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

        NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS

        The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain
        (loss) and unrealized appreciation (depreciation) on investments.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                               December 31, 2001

(3) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

    The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods (refer to the 2001 Statement of Changes in Net Assets for the applicable period) ended December 31, 2001 are as follows:

                                                                      2001
                                                    --------------------------------------

                                                        Cost of               Proceeds
                                                       Purchases             from Sales
                                                    ------------------      --------------
AIM V.I.:
    Capital Development Fund .............            $    12,536            $         0
    Government Securities Fund ...........                 85,121                    146
    Value Fund ...........................                209,407                 52,365
Deutsche Asset Management VIT Funds:
    EAFE Equity Index ....................                 79,900                 26,377
    Equity 500 Index .....................                160,786                220,507
    Small Cap Index ......................                109,735                 25,059
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ...............              1,764,642              1,095,704
    Growth and Income Portfolio ..........                686,230                358,877
    Small Cap Portfolio ..................              1,826,252                494,973
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc               1,321,128                923,325
    Stock Index Fund .....................              4,658,683              3,190,690
Janus Aspen Series:
    Aggressive Growth Portfolio ..........              1,945,359              1,084,108
    Balanced Portfolio ...................              4,385,656              2,856,010
    Capital Appreciation Portfolio .......              1,148,875                209,374
    Worldwide Growth Portfolio ...........              2,978,582              1,883,367
Janus Aspen Select Series:
    International Growth Portfolio .......                  7,560                     15
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund ...............              1,280,691                445,017
    Domestic Money Market Fund ...........                916,951                418,692
    Global Strategy Focus Fund ...........                 78,636                 77,478
    High Current Income Fund .............                494,375                377,643
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio ..................                444,836                276,955
    Mid Cap Value Portfolio ..............                441,552                 35,547
    Select Value Portfolio ...............                430,205                 69,018
    Technology & Communications Portfolio               5,015,112                649,736
Strong Funds:
    Opportunity Fund II ..................              2,305,045                473,101
The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio ...............              1,150,294                289,260
    U.S. Real Estate Portfolio ...........                486,038                129,260
                                                      -----------            -----------

                  Total ..................            $34,424,187            $15,662,604
                                                      ===========            ===========

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                DECEMBER 31, 2001


(4)     DEDUCTIONS AND EXPENSES

        Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality risk and expense risk under the contracts.

        The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

        The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. Under the 1.25% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 1.25% of the daily value of the total investments of the Account. These fees aggregated $1,689,827 for the year ended December 31, 2001.

        In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer an Enhanced Contract. Under the 0.95% Series Contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. This fee is equal on an annual basis to 0.95% of the daily value of the total investments of the Account. These fees aggregated $164,103 for the year ended December 31, 2001.

        Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% based upon the number of years the purchase payment has been held.

        In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $25 per contract. These fees totaled $134,808 for the year ended December 31, 2001.

(5)     OTHER TRANSACTIONS WITH AFFILIATES

        Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 2001


(6)     CHANGES IN UNITS OUTSTANDING


                                                                          Units                                          Units
                                                                      Outstanding          Units           Units      Outstanding
                                                                       12/31/2000        Purchased       Redeemed      12/31/2001
                                                                      ------------     ------------     ----------    ------------
 AIM V.I.:
     Capital Development Fund - 1.25% series contract .............          0.000        1,236.946          2.938       1,234.008
     Capital Development Fund - 0.95% series contract .............          0.000          215.954          0.000         215.954
     Government Securities Fund - 1.25% series contract ...........          0.000        5,723.887          9.683       5,714.204
     Government Securities Fund - 0.95% series contract ...........          0.000        2,247.660          2.785       2,244.875
     Value Fund - 1.25% series contract ...........................          0.000       16,922.501        942.255      15,980.246
     Value Fund - 0.95% series contract ...........................          0.000        6,107.626      5,056.291       1,051.335
 Deutsche Asset Management VIT Funds:
     EAFE Equity Index - 1.25% series contract ....................     15,572.866        7,907.631      2,131.098      21,349.399
     EAFE Equity Index - 0.95% series contract ....................      3,681.639        2,975.165      2,012.889       4,643.915
     Equity 500 Index - 1.25% series contract .....................    147,055.880       13,414.258     16,002.538     144,467.600
     Equity 500 Index - 0.95% series contract .....................      8,799.951        8,141.232     12,176.996       4,764.187
     Small Cap Index - 1.25% series contract ......................     16,764.780        8,585.456      2,483.560      22,866.676
     Small Cap Index - 0.95% series contract ......................      1,195.443          921.231        244.040       1,872.634
 Dreyfus Variable Investment Fund:
     Appreciation Portfolio - 1.25% series contract ...............    630,679.897      119,384.397     96,552.142     653,512.152
     Appreciation Portfolio - 0.95% series contract ...............     58,665.356       28,772.936     16,969.971      70,468.321
     Growth and Income Portfolio - 1.25% series contract ..........    285,476.574       48,827.558     42,606.460     291,697.672
     Growth and Income Portfolio - 0.95% series contract ..........     13,601.800       16,600.928      2,789.490      27,413.238
     Small Cap Portfolio - 1.25% series contract ..................    449,398.069      115,529.089     67,915.573     497,011.585
     Small Cap Portfolio - 0.95% series contract ..................     33,560.989       20,018.187      8,775.737      44,803.439
 Dreyfus Funds:
     Socially Responsible Growth Fund, Inc. - 1.25% series contract    415,642.404       89,064.574     70,071.063     434,635.915
     Socially Responsible Growth Fund, Inc. - 0.95% series contract     68,945.772       21,353.733     14,801.065      75,498.440
     Stock Index Fund - 1.25% series contract .....................  1,057,638.906      227,803.621    176,161.246   1,109,281.281
     Stock Index Fund - 0.95% series contract .....................     75,659.669       97,987.522     83,573.949      90,073.242
 Janus Aspen Series:
     Aggressive Growth Portfolio - 1.25% series contract ..........    482,982.098      158,025.491     94,799.814     546,207.775
     Aggressive Growth Portfolio - 0.95% series contract ..........     55,598.655       30,127.827     37,676.047      48,050.435
     Balanced Portfolio - 1.25% series contract ...................  1,299,159.372      240,661.240    205,946.134   1,333,874.478
     Balanced Portfolio - 0.95% series contract ...................    249,152.202       71,037.672     59,873.007     260,316.867
     Capital Appreciation Portfolio - 1.25% series contract .......    276,170.515      133,125.105     46,546.620     362,749.000
     Capital Appreciation Portfolio - 0.95% series contract .......     24,388.247       20,904.792      4,941.150      40,351.889
     Worldwide Growth Portfolio - 1.25% series contract ...........  1,014,262.905      196,373.463    156,627.093   1,054,009.275
     Worldwide Growth Portfolio - 0.95% series contract ...........    117,399.826       34,172.205     19,873.518     131,698.513
 Janus Aspen Select Series:
     International Growth Portfolio - 1.25% series contract .......          0.000          670.714          3.300         667.414
     International Growth Portfolio - 0.95% series contract .......          0.000          262.813          0.000         262.813
 Merrill Lynch Variable Series Funds, Inc.:
     Basic Value Focus Fund - 1.25% series contract ...............    196,483.457       55,947.261     31,891.856     220,538.862
     Basic Value Focus Fund - 0.95% series contract ...............     12,705.603        8,237.449      4,155.329      16,787.723
     Domestic Money Market Fund - 1.25% series contract ...........    726,382.977      581,449.126    248,939.426   1,058,892.677
     Domestic Money Market Fund - 0.95% series contract ...........     37,291.543      183,005.775    125,896.252      94,401.066
     Global Strategy Focus Fund - 1.25% series contract ...........     29,249.252        5,897.360      6,581.271      28,565.341
     Global Strategy Focus Fund - 0.95% series contract ...........      2,633.287          713.026        147.664       3,198.649
     High Current Income Fund - 1.25% series contract .............    130,314.034       32,803.794     34,350.976     128,766.852
     High Current Income Fund - 0.95% series contract .............      4,037.599        1,105.340        911.520       4,231.419
 PBHG Insurance Series Fund, Inc.:
     Growth II Portfolio - 1.25% series contract ..................     69,096.702       33,532.203     10,743.732      91,885.173
     Growth II Portfolio - 0.95% series contract ..................     18,363.934       10,062.003     16,352.936      12,073.001
     Mid Cap Value Portfolio - 1.25% series contract ..............          0.000       40,804.302      3,775.384      37,028.918
     Mid Cap Value Portfolio - 0.95% series contract ..............          0.000        6,829.307      1,563.615       5,265.692
     Select Value Portfolio - 1.25% series contract ...............          0.000       37,163.355        639.610      36,523.745
     Select Value Portfolio - 0.95% series contract ...............          0.000       10,165.254      7,775.727       2,389.527
     Technology & Communications Portfolio - 1.25% series contract     329,398.744      168,298.141     74,334.464     423,362.421
     Technology & Communications Portfolio - 0.95% series contract      32,659.122       28,167.784     14,744.183      46,082.723
 Strong Funds:
     Opportunity Fund II - 1.25% series contract ..................    201,187.103       83,540.558     35,503.027     249,224.634
     Opportunity Fund II - 0.95% series contract ..................     17,753.018       22,108.746     12,054.242      27,807.522
 The Universal Institutional Funds, Inc.:
     Fixed Income Portfolio - 1.25% series contract ...............     93,917.861       81,397.652     30,122.510     145,193.003
     Fixed Income Portfolio - 0.95% series contract ...............     21,888.742        8,056.729        679.439      29,266.032
     U.S. Real Estate Portfolio - 1.25% series contract ...........     74,575.394       30,669.072     12,645.587      92,598.879
     U.S. Real Estate Portfolio - 0.95% series contract ...........      4,094.526        4,837.680        775.422       8,156.784



Note: Refer to the 2001 Statement of Changes in Net Assets for the applicable periods.

                      ANNUITY INVESTORS VARIABLE ACCOUNT A
                    NOTES TO FINANCIAL STATEMENTS - CONTINUED
                                December 31, 2001


(7)     UNIT VALUES

                                                                At December 31, 2001
                                                    -----------------------------------------------
                                                       Units          Unit Value         Net Assets
                Subaccount                             (000s)    Lowest   to   Highest     (000s)
-----------------------------------------------     ---------  -----------------------   ----------
AIM V.I.:
    Capital Development Fund ..................            1     9.442643     9.461431    $      14
    Government Securities Fund ................            8    10.385882    10.406491           83
    Value Fund ................................           17     8.859412     8.877046          151
Deutsche Asset Management VIT Funds:
    EAFE Equity Index .........................           26     7.328677     7.387006          191
    Equity 500 Index ..........................          149     8.416925     8.483809        1,256
    Small Cap Index ...........................           25    11.118707    11.207088          275
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ....................          724    19.403096    19.756078       14,072
    Growth and Income Portfolio ...............          319    12.927945    13.108367        4,130
    Small Cap Portfolio .......................          542    14.617148    14.821220        7,929
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc .....          510    16.685382    16.989241        8,535
    Stock Index Fund ..........................        1,199    18.612764    18.951395       22,354
Janus Aspen Series:
    Aggressive Growth Portfolio ...............          594    14.523289    14.787902        8,643
    Balanced Portfolio ........................        1,594    21.236842    21.623493       33,956
    Capital Appreciation Portfolio ............          403     8.280678     8.346510        3,341
    Worldwide Growth Portfolio ................        1,186    20.772109    21.150108       24,679
Janus Aspen Select Series:
    International Growth Portfolio ............            1     8.339414     8.356012            8
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund ....................          237    21.343769    21.732023        5,072
    Domestic Money Market Fund ................        1,153     1.225846     1.245058        1,416
    Global Strategy Focus Fund ................           32    12.932132    13.167527          412
    High Current Income Fund ..................          133    11.510137    11.713319        1,532
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio .......................          104    10.789433    10.940187        1,123
    Mid Cap Value Portfolio ...................           42    10.084362    10.104428          427
    Select Value Portfolio ....................           39     9.151792     9.169998          356
    Technology & Communications Portfolio .....          469    11.983282    12.150826        5,633
Strong Funds:
    Opportunity Fund II .......................          277    18.419012    18.675985        5,110
The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio ....................          174    13.173691    13.357514        2,304
    U.S. Real Estate Portfolio ................          101    14.584113    14.787690        1,471


                                                                       Periods Ended December 31, 2001
                                                    ------------------------------------------------------------------
                                                     Investment           Expenses Ratio             Total Return
                Subaccount                          Income Ratio (1)    Lowest  to  Highest (2)   Lowest  to  Highest (3)
-----------------------------------------------     ------------       --------------------     ----------------------
AIM V.I.:
    Capital Development Fund ..................           0.00%         0.95%         1.25%       -5.57%       -5.39%
    Government Securities Fund ................           5.66%         0.95%         1.25%        3.86%        4.06%
    Value Fund ................................           0.25%         0.95%         1.25%      -11.41%      -11.23%
Deutsche Asset Management VIT Funds:
    EAFE Equity Index .........................           0.00%         0.95%         1.25%      -25.62%      -25.40%
    Equity 500 Index ..........................           0.76%         0.95%         1.25%      -13.27%      -13.01%
    Small Cap Index ...........................           0.67%         0.95%         1.25%        0.80%        1.10%
Dreyfus Variable Investment Fund:
    Appreciation Portfolio ....................           0.83%         0.95%         1.25%      -10.44%      -10.17%
    Growth and Income Portfolio ...............           0.50%         0.95%         1.25%       -7.02%       -6.74%
    Small Cap Portfolio .......................           0.42%         0.95%         1.25%       -7.28%       -7.01%
Dreyfus Funds:
    Socially Responsible Growth Fund, Inc .....           0.06%         0.95%         1.25%      -23.54%      -23.31%
    Stock Index Fund ..........................           1.08%         0.95%         1.25%      -13.27%      -13.01%
Janus Aspen Series:
    Aggressive Growth Portfolio ...............           0.00%         0.95%         1.25%      -40.20%      -40.02%
    Balanced Portfolio ........................           2.60%         0.95%         1.25%       -5.85%       -5.57%
    Capital Appreciation Portfolio ............           1.27%         0.95%         1.25%      -22.65%      -22.41%
    Worldwide Growth Portfolio ................           0.46%         0.95%         1.25%      -23.40%      -23.17%
Janus Aspen Select Series:
    International Growth Portfolio ............           0.28%         0.95%         1.25%      -16.61%      -16.44%
Merrill Lynch Variable Series Funds, Inc.:
    Basic Value Focus Fund ....................           1.03%         0.95%         1.25%        2.96%        3.27%
    Domestic Money Market Fund ................           3.73%         0.95%         1.25%        2.14%        2.35%
    Global Strategy Focus Fund ................           1.42%         0.95%         1.25%       -9.99%       -9.72%
    High Current Income Fund ..................          11.07%         0.95%         1.25%        2.72%        3.03%
PBHG Insurance Series Fund, Inc.:
    Growth II Portfolio .......................           0.00%         0.95%         1.25%      -41.21%      -41.03%
    Mid Cap Value Portfolio ...................           0.67%         0.95%         1.25%        0.84%        1.04%
    Select Value Portfolio ....................           1.04%         0.95%         1.25%       -8.48%       -8.30%
    Technology & Communications Portfolio .....          28.42%         0.95%         1.25%      -52.91%      -52.77%
Strong Funds:
    Opportunity Fund II .......................           0.40%         0.95%         1.25%       -4.90%       -4.61%
The Universal Institutional Funds, Inc.:
    Fixed Income Portfolio ....................           4.92%         0.95%         1.25%        7.96%        8.29%
    U.S. Real Estate Portfolio ................           4.26%         0.95%         1.25%        8.48%        8.80%

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.


Note: Refer to the 2001 Statement of Changes in Net Assets for the applicable periods.

STATUTORY-BASIS FINANCIAL STATEMENTS
AND OTHER FINANCIAL INFORMATION


Annuity Investors Life Insurance Company

Years ended December 31, 2001 and 2000 with Report of Independent Auditors

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY

                      STATUTORY-BASIS FINANCIAL STATEMENTS
                         AND OTHER FINANCIAL INFORMATION

                     YEARS ENDED DECEMBER 31, 2001 AND 2000



                                    CONTENTS

Report of Independent Auditors  ........................................................................................ 1

Audited Statutory-Basis Financial Statements
Balance Sheets - Statutory-Basis........................................................................................ 2
Statements of Operations - Statutory-Basis  ............................................................................ 3
Statements of Changes in Capital and Surplus - Statutory-Basis  ........................................................ 4
Statements of Cash Flows - Statutory-Basis.............................................................................. 5
Notes to Statutory-Basis Financial Statements........................................................................... 6

                         Report of Independent Auditors


Board of Directors
Annuity Investors Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of Annuity Investors Life Insurance Company as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note B and I to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note B and I.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Annuity Investors Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note J to the financial statements, in 2001 Annuity Investors Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Ohio Insurance Department.



                                                   /s/ Ernst & Young LLP


March 8, 2002
Cincinnati, Ohio

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 STATUTORY-BASIS

                                             December 31
                                                   2001               2000
                                                   ----               ----
        ADMITTED ASSETS
Cash and invested assets:
Fixed maturities-at amortized cost
(market value - ($356,396,556 and
$247,954,102)                                $ 352,476,106      $ 250,317,983
Preferred stock                                    487,500                 --
Policy loans                                     7,232,127          5,707,485
Short-term investments                           6,858,597          5,834,852
Cash (overdraft)                                (2,108,192)         2,431,227
                                             -------------      -------------

Total cash and invested assets                 364,946,138        264,291,547

Investment income due and accrued                5,322,911          3,853,375
Receivable from parent and
affiliates                                         276,265            188,912
Reinsurance ceded receivable                            --                240
Other admitted assets                              187,148            788,477
                                             -------------      -------------

Total General Account admitted
assets                                         370,732,462        269,122,551
Separate account assets                        529,589,584        533,654,802
                                             -------------      -------------

       TOTAL ADMITTED ASSETS                 $ 900,322,046      $ 802,777,353
                                             =============      =============

    LIABILITIES, CAPITAL AND SURPLUS
Annuity reserves                             $ 335,091,201      $ 240,619,443
Liability for deposit-type contracts            22,527,306         16,664,361
Policy and contract claims                       2,500,422          1,727,978
Commissions due and accrued                        380,292            274,458
General expenses due and accrued                   799,847          1,218,911
Transfers to Separate Accounts due and
accrued                                        (23,320,121)       (22,411,583)
Taxes, licenses and fees due and accrued            62,844             54,787
Net deferred tax liability                         595,029                 --
Asset valuation reserve                          1,509,976          1,159,508
Payable to parent and affiliates                   509,712          2,704,402
Remittances and items not allocated              3,516,820          4,002,971
Other liabilities                                   38,140             18,849
                                             -------------      -------------

Total General Account liabilities              344,211,468        246,034,085
Separate Account liabilities                   529,589,584        533,654,802
                                             -------------      -------------

            TOTAL LIABILITIES                  873,801,052        779,688,887
                                             -------------      -------------

-25,000 shares authorized
-20,000 shares issued and
outstanding                                      2,500,000          2,500,000
Gross paid-in and contributed
surplus                                         69,550,000         44,550,000
Unassigned deficit                             (45,529,006)       (23,961,534)
                                             -------------      -------------

     TOTAL CAPITAL AND SURPLUS                  26,520,994         23,088,466
                                             -------------      -------------
  TOTAL LIABILITIES, CAPITAL AND SURPLUS     $ 900,322,046      $ 802,777,353
                                             =============      =============


                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 STATUTORY-BASIS


                                                 Year ended December 31
                                                          2001                2000
                                                          ----                ----
REVENUES
Premiums and annuity considerations                  $ 251,599,485      $ 378,867,301
Net investment income                                   20,089,615         15,697,754
Amortization of interest maintenance reserve
(deduction)                                                 (7,622)           (66,220)
Commission and expense allowance on  reinsurance
ceded                                                          480              8,020
Contract charges - Separate Accounts                     6,761,888          6,191,432
Charges and fees for deposit type funds                  3,656,043            814,227
Other income                                             1,528,528            981,341
                                                     -------------      -------------

Total revenues                                         283,628,417        402,493,855

BENEFITS AND EXPENSES
Increase in aggreagate reserves                         94,471,758         61,153,614
Increase in policy and contract claim
reserves                                                   772,444            614,082
Policyholders' benefits                                 72,719,745         55,295,467
Commissions                                             15,789,635         22,860,130
General insurance expenses                              14,719,232         12,125,366
Taxes, licenses and fees                                   687,382            623,885
Net transfers to Separate Accounts                     100,636,282        263,493,329
                                                     -------------      -------------

Total benefits                                         299,796,478        416,165,873
                                                     -------------      -------------

Loss from operations before federal income
taxes                                                  (16,168,061)       (13,672,018)

Federal income taxes                                            --                 --

Loss from operations before net realized
capital losses                                         (16,168,061)        13,672,018

Net realized capital losses before federal
income taxes and transfer to IMR                        (2,894,947)            (5,508)
Interest maintenance reserve transfer (net
of tax)                                                    258,665              3,581
                                                     -------------      -------------

Net realized capital losses after transfer
to IMR                                                  (2,636,282)            (1,927)
                                                     -------------      -------------

NET LOSS                                             $ (18,804,343)     $  13,673,945
                                                     =============      =============


                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY-BASIS


                                           Year ended December 31
                                                    2001                 2000
                                                    ----                 ----
COMMON STOCK
Balance at beginning and end of year             $  2,500,000        $  2,500,000
                                                 ============        ============


Gross paid-in and contributed surplus
Balance at beginning of year                     $ 44,550,000        $ 34,550,000
Surplus contribution by parent                     25,000,000          10,000,000
                                                 ------------        ------------

Balance at end of year                           $ 69,550,000        $ 44,550,000
                                                 ============        ============


Unassigned deficit

Balance at beginning of year                     $(23,961,534)       $ (9,934,583)
Net loss                                          (18,804,343)        (13,673,945)
Cumulative effect of changes in accounting
principles                                         (1,443,350)                 --
Increase in net deferred income tax                 6,054,282                  --
(Decrease increase in non-admitted assets          (6,759,698)             69,662
Increase in asset valuation reserve                  (350,468)           (422,668)

Change in net unrealized capital losses              (263,895)                 --
                                                 ------------        ------------

Balance at end of year                           $(45,529,006)       $(23,961,534)
                                                 ============        ============

TOTAL CAPITAL AND SURPLUS                        $ 26,520,994        $ 23,088,466
                                                 ============        ============



                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 STATUTORY-BASIS


                                                   Year ended December 31
                                                           2001               2000
                                                           ----               ----
    OPERATIONS:
Premiums and annuity considerations                   $ 251,599,485        $ 378,867,301
Deposits on deposit-type contract funds                  7,932,756            3,463,787
Net investment income                                   18,400,769           14,395,081
Policyholder benefits paid                             (66,710,186)         (52,264,751)
Withdrawals on deposit-type contract funds              (4,423,328)          (3,026,297)
Commissions, expenses and other taxes paid             (31,426,422)         (34,917,659)
Net transfers to Separate Accounts                    (101,544,842)        (271,081,245)
Contract charges - Separate Accounts                     6,742,991            6,191,564
Other cash (used) provided                                (732,098)             836,758
                                                     -------------        -------------

Net cash provided by operations                         79,839,125           42,464,539

    INVESTMENT ACTIVITIES:
Sale, maturity or repayment of fixed
maturities                                              57,883,083           27,164,655
Net increase in policy loans                            (1,524,642)          (2,660,052)
Purchase of fixed maturities                          (163,966,990)         (83,529,111)

Purchase of preferred stock                               (746,250)                  --
                                                     -------------        -------------

Net cash used in investment activities                (108,354,799)         (59,024,508)

    FINANCING ACTIVITIES:
Surplus paid in                                         25,000,000           10,000,000
                                                     -------------        -------------

Net cash provided by financing activities               25,000,000           10,000,000
                                                     -------------        -------------


Net decrease in cash and short-term
investments                                             (3,515,674)          (6,559,969)

Cash and short-term investments at beginning
of year                                                  8,266,079           14,826,048
                                                     -------------        -------------


Cash and short-term investments at end of year       $   4,750,405        $   8,266,079
                                                     =============        =============


                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
                           DECEMBER 31, 2001 AND 2000

A.  GENERAL

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc. ("GAFRI"), a publicly traded financial services holding company of which American Financial Group, Inc. ("AFG") owned 83% as of December 31, 2001.

AILIC's products are variable and fixed annuities. The variable annuities are reported as premiums and annuity considerations and are marketed to hospitals, educational institutions and other qualified and non-qualified markets. During 1997, AILIC also began writing individual fixed annuity products produced by one large agency, primarily in the western part of the United States. In 2001 and 2000, the individual fixed annuity products represented approximately 21% and 16%, respectively, of total production.

B.  ACCOUNTING POLICIES

BASIS OF PRESENTATION The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Ohio Insurance Department, which vary in some respects from generally accepted accounting principles ("GAAP"). The more significant of these differences are as follows:

(a)    annuity receipts are accounted for as revenues versus liabilities;
(b)    deposit-type funds are accounted for as liabilities;
(c) costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs are expensed at the time incurred versus being capitalized;
(d) reserves established for annuity reserves are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP;
(e) an Interest Maintenance Reserve ("IMR") is provided whereby portions of realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC;
(f) investments in fixed maturity securities considered "available for sale" (as defined by GAAP) are generally recorded at amortized cost versus market;
(g) an Asset Valuation Reserve ("AVR") is provided which reclassifies a portion of surplus to liabilities; and
(h) the cost of certain assets designated as "non-admitted assets" (principally advance commissions paid to agents) is charged against surplus.

Preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Certain reclassifications have been made to the prior year financial statements to conform with current year presentation.

INVESTMENTS Asset values are generally stated as follows: Bonds not backed by other loans, where permitted, are carried at amortized cost using the interest method; loan-backed bonds and structured securities, where permitted, are carried at amortized cost using the interest method; short-term investments are carried at cost; and policy loans are carried at the aggregate unpaid balance.

The Company uses dealer modeled prepayment assumptions to determine effective yields for loan-backed bonds and structured securities. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis.

As prescribed by the NAIC, the market value for investments in bonds is determined by the values included in the Valuations of Securities manual published by the NAIC's Securities Valuation Office. Those values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values by the Securities Valuation Office.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000

INVESTMENTS (CONTINUED)

Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the statutory-basis financial statements.

The carrying values of cash and short-term investments approximate their fair values.

Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. The IMR is amortized into investment income over the approximate remaining life of the investments sold. AILIC has an IMR asset which is non-admitted and charged against surplus.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the market value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS Annuity premiums and annuity considerations are recognized as revenue when received.

SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying statutory-basis balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder account values are included in other income.

ANNUITY RESERVES Annuity reserves and the related Commissioner's Annuity Reserve Valuation Method adjustment that reflects contingent deferred sales charges on the fixed and variable options are developed by actuarial methods and are determined based on published tables using statutory specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by law.

REINSURANCE Reinsurance premiums, benefits and expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. AILIC remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

FEDERAL INCOME TAXES American Financial Corporation ("AFC") files consolidated federal income tax returns which include AILIC. The provision for income taxes has been computed as if AILIC had filed tax returns on a separate company basis. In accordance with terms of GAFRI's indentures, GAFRI receives AILIC's tax allocation payments and any amounts owed to AFC are paid by GAFRI.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


BENEFIT PLAN All employees meeting minimum requirements are eligible to participate in an Employee Stock Ownership Retirement Plan ("ESORP") established by GAFRI. The ESORP is a noncontributory, trusteed plan which invests primarily in securities of GAFRI for the benefit of the employees of GAFRI and its subsidiaries. Contributions are discretionary by the Board of Directors of GAFRI and are charged against earnings in the year for which they are declared. Qualified employees having vested rights are entitled to benefit payments at age
60. Each participating employer contributes an amount based upon the relationship of its total eligible compensation to total eligible compensation under the plan. At December 31, 2001, the fair market value of plan assets was $15,459,801. Plan costs are funded as they accrue and vested benefits are fully funded.

The Company's parent, GAFRI, sponsors a 401(k) retirement plan for all eligible employees of GAFRI and its participating subsidiaries. Effective January 1, 2001, GAFRI and participating subsidiaries began making matching contributions to the 401(k) plan. Company contributions are based upon the amount of participating employees' contributions. The Company recognized expense of $38,184 for its contributions to the plan in 2001.

Effective October 1, 1994, the Company offered to its officers and selected employees the opportunity to defer receipt of a specific percentage of income. This plan was designed to comply with Section 457 of the Internal Revenue Code of 1986. Amounts deferred are credited with interest at a rate established by the Board of Directors.

The Company provides postretirement health care and life insurance benefits to employees meeting age and service requirements through plans sponsored by American Financial Corporation, Inc. The retiree medical care plan is a contributory plan covering all eligible employees hired prior to 1993; employees hired after 1992 pay the full cost of retiree medical coverage. The Company currently pays the full cost of life insurance coverage for eligible retirees. The medical plan is funded by monthly payments to a trust. Life insurance benefits are provided by insurance contracts. American Financial Corporation, Inc. has the right to modify or terminate either of these plans in the future. The Company has the right to terminate its participation at any time in the future.

Starting in 1993, the Company began accruing postretirement benefits over the period the employees qualify for such benefits. At December 31, 2001, GAFRI's accumulated postretirement benefit obligation was $687,311 using a discount rate of 7.25%. Great American Financial Resources, Inc.'s net postretirement benefits costs for the year ended December 31, 2001 were $109,978 which includes service cost and amortization of the transition obligation.

The weighted average annual assumed rate of increase in the health care cost trend rate is 10% for 2002 and is assumed to decrease gradually to 5% over 5 years and remain at that level thereafter. The effect of a 1% increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $1,409.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2001

C.  INVESTMENTS

    Fixed maturity investments at December 31 consisted of the following:

                                                                    2001
                                                                    ----
                                       Carrying           Market                Gross Unrealized
                                        Value             Value             Gains             Losses
                                        -----             -----             -----             ------
U.S. Government and government
agencies and authorities            $ 30,759,326      $ 31,257,501      $    498,175      $         --
Public utilities                      32,815,497        32,813,669           418,232           420,060
Mortgage-backed securities            96,623,184        97,429,701         1,915,721         1,109,204
All other corporate                  192,278,099       194,895,685         4,930,112         2,312,526
------------------------------      ------------      ------------      ------------      ------------
Total fixed maturity
investments                         $352,476,106      $356,396,556      $  7,762,240      $  3,841,790
                                    ============      ============      ============      ============

                                                           2000
                                                           ----
                                        Carrying          Market                Gross Unrealized
                                         Value            Value             Gains             Losses
                                         -----            -----             -----             ------
U.S. Government and government
agencies and authorities            $ 25,516,076      $ 26,122,722      $    809,127      $    202,481
Public Utilities                      16,977,114        17,123,388           366,227           219,953
Mortgage-backed securities            91,423,474        90,598,539         1,485,227         2,310,162
All other corporate                  116,401,319       114,109,453         1,664,145         3,956,011
                                    ------------      ------------      ------------      ------------

  Total fixed maturity investments  $250,317,983      $247,954,102      $  4,324,726      $  6,688,607
                                    ============      ============      ============      ============



The table below sets forth the scheduled maturities of AILIC's fixed maturity investments as of December 31, 2001:


                                                                          Carrying             Market
                                                                           Value                Value
                                                                           -----                -----
Bonds by maturity:
Due within 1 year or less                                               $  6,728,269      $  7,123,809
Over 1 year through 5 years                                               85,751,289        87,183,899
Over 5 years through 10 years                                            167,531,344       168,510,204
Over 10 years through 20 years                                            56,811,197        57,661,699
Over 20 years                                                             35,654,007        35,916,945
                                                                        ------------      ------------

Total bonds by maturity                                                 $352,476,106      $356,396,556
                                                                        ============      ============


The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $57.9 million in 2001 and $27.2 million in 2000. Gross realized gains of $1,492,769 and $162,582 and gross realized losses of $1,890,717 and $168,088 were realized on those sales during 2001 and 2000, respectively.

U.S. Treasury Notes with a carrying value of $6.8 million at December 31, 2001 and 2000, were on deposit as required by the insurance departments of various states.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2001


The Company recognized unrealized losses on the impairment of bonds due to the changes prescribed by the Codification process. The Company reported a change in accounting principle as a charge to unassigned funds (surplus) of approximately $1.1 million related to the write down of impaired assets due to the implementation of Codification on January 1, 2001. The Company also reported unrealized losses of approximately $2.5 million in 2001 as a result of the write down of impaired bonds.

Net investment income consisted of the following:

                                     2001               2000
                                     ----               ----
Bonds                            $ 19,751,110       $ 15,341,377
Preferred stocks                       47,020                 --
Short-term investments                315,058            390,746
Cash on hand and on deposit             2,483              4,865
Policy loans                          408,368            266,665
Miscellaneous                             585             11,621
                                 ------------       ------------

Gross investment income            20,524,624         16,015,274

     Investment expenses             (435,009)          (317,520)
                                 ------------       ------------

Net investment income            $ 20,089,615       $ 15,697,754
                                 ============       ============


Unrealized gains and losses on investments in preferred stocks are reported directly in unassigned surplus and do not affect operations. The cost, gross unrealized gains and fair value of those investments are summarized as follows:

                                                               Gross      Gross Unrealized     Fair
                                                            Unrealized
AT DECEMBER 31, 2001                               Cost       Gains           Losses         Value
                                                   ----       -----           ------         -----
         Preferred stocks                       $746,395        $ -          $ 258,895       $ 487,500
                                                =========       ===          =========       =========


The Company did not own any preferred stock at December 31, 2000.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2001


D.      FAIR VALUES

The following methods and assumptions were used by AILIC in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

Cash and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Investment Securities: Fair values for fixed maturity securities (including redeemable preferred stock) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. The fair values for equity securities are based on quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality. See Note C - Investments for fair values.

Policy Loans: The Company states policy loans at the aggregate unpaid balance. The Company's outstanding policy loan balance at December 31, 2001 and 2000, respectively, were $7.2 million and $5.7 million.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be no more than the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities was approximately $357.6 million and $257.3 million at December 31, 2001 and 2000, respectively.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000



E.  FEDERAL INCOME TAXES

 The components of the net deferred tax asset/(liability) at December 31 are as follows:


                                                                                         2001
                                                                                         ----
Total of all deferred tax assets (admitted and
nonadmitted)                                                                         $ 15,522,779
                                                                                     ============

Total of all deferred tax liabilities                                                $    595,029
                                                                                     ============

        Total deferred tax assets nonadmitted in
accordance with SSAP No. 10,
Income Taxes                                                                         $ 15,522,779
                                                                                     ============

Increase in deferred tax assets nonadmitted                                          $  6,375,961
                                                                                     ============

The Company has no deferred tax liabilities that are not recognized for amounts described in SSAP No. 10, Income Taxes


The components of incurred income tax expense and the change in DTAs and DTLs are as follows:


Current income tax expense (benefit)                                                 $         --
Change in DTAs                                                                       $  6,375,961
Change in DTLs                                                                       $    321,679
Benefit of Operating Loss Carry Forward                                              $         --
Adjustment of DTA or DTL                                                             $         --

   The Company's income tax expense and change in DTA/DTL differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to
                            Policyholders for the following reasons:

Expected federal income tax expense of operations                                    $ (5,658,821)
Other book/tax adjustments                                                                450,338
Carry forward of operating losses to future years                                       5,208,483
                                                                                     ------------
Total incurred income tax expense                                                    $         --
                                                                                     ============

As of December 31, the Company had operating loss carry forwards with origination dates from 1998 through 2001 that will expire as follows:



2013                                                                                 $  4,567,397
2014                                                                                    3,073,653
2015                                                                                   12,513,434
2021                                                                                   14,881,381

The Company does not have any incurred income taxes that will be available for recoupment in the event of future net losses.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


F.  RELATED PARTY TRANSACTIONS

On December 31, 1998, for all policies issued by AILIC on or after August 1, 1998, a coinsurance agreement was entered into with Great American Life Insurance Company ("GALIC") to reinsure all of AILIC's equity indexed annuity premiums, benefits and expenses with GALIC. AILIC did not transfer any premiums to GALIC in 2001 compared to $0.1 million in 2000.

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2001 and 2000, AILIC paid $482,816 and $282,405 respectively, in management fees.

AILIC has an agreement with Great American Advisors, Inc. ("GAA") a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2001 and 2000, AILIC paid $3.8 million and $6.6 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or the insurance affiliates. In 2001 and 2000, AILIC paid $6.1 million and $5.3 million, respectively, for services to affiliates.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


G.  ANNUITY RESERVES, EXCLUDING SEPARATE ACCOUNTS

   At December 31, 2001, AILIC's annuity reserves that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in millions):


                                                                         Amount         Percent
                                                                         ------         -------
Subject to discretionary withdrawal (with adjustment):
   With market value adjustment                                          $   --            0%
   At book value less current surrender charge of 5% or more              251.0         29.1
   At market value                                                        506.3         58.5
                                                                         ------       ------

   Total with adjustment or at market value                               757.3         87.6


Subject to discretionary withdrawal (without adjustment) at
   Book value with minimal or no charge or adjustment                      80.4          9.3
   Not subject to discretionary withdrawal                                 26.8          3.1
                                                                         ------       ------
   Total annuity reserves and deposit fund liabilities--before
   reinsurance                                                            864.5          100%
                                                                                      ======

   Less reinsurance ceded                                                  (0.6)
                                                                         ------

   Net Annuity reserves and deposit fund liabilities                     $863.9
                                                                         ======

Reconciliation to policy benefit reserves and deposit fund
liabilities for life policies and contracts:
   Annuity reserves and deposit fund liabilities                         $357.6
   Commissioner's Annuity Reserve Valuation Method adjustment             (23.3)
   Separate Account Liabilities                                           529.6
                                                                         ------


   Total policy benefit reserves and deposit fund liabilities
   for life policies and contracts                                       $863.9
                                                                         ======

The Company has no life insurance business in force and no substandard policies in force. As of December 31, 2001, the Company has no insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Ohio.


The Tabular Interest, the Tabular Less Actual Reserve Released, and the Tabular Cost have all been determined by formula as described in the NAIC instructions for Page 7 of the Annual Statement. The method for determining Tabular Interest on funds not involving life contingencies and individual and group annuities in their accumulation, i.e. deferred, phase is as described in the formula for Tabular Interest contained in 1986 and prior NAIC instructions for Page 7 of the Annual Statement.

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


H.  SEPARATE ACCOUNTS

The Company writes individual and group non-guaranteed variable annuities. Net transfers to (from) the Separate Accounts for the years ended December 31, 2001 and 2001 are summarized as follows:

                                                                 2001                2000
                                                                 ----                ----
Transfers to Separate Accounts - deposit-type funds         $ 134,479,706       $ 250,008,065
Transfers to Separate Accounts - withdrawals and other
   transfers, net                                             (32,934,864)         21,073,180
Transfers from Separate Accounts - contingent deferred
   sales charges                                                 (908,560)         (7,587,916)
                                                            -------------       -------------


              Net transfers to Separate Accounts            $ 100,636,282       $ 263,493,329
                                                            =============       =============



All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at market value. Investments in the Separate Accounts at December 31 consisted of the following:

                                                             2001
                                                             ----
                                                   Market             Gross Unrealized
                                  Cost             Value             Gains            Losses
Separate Account A           $188,880,229      $154,452,947      $    208,552      $ 34,635,834

Separate Account B            469,452,846       375,136,637         1,927,162        96,243,371
                             ------------      ------------      ------------      ------------


Total Separate Accounts      $658,333,075      $529,589,584      $  2,135,714      $130,879,205
                             ============      ============      ============      ============


                                                            2000
                                                            ----
                                                  Market               Gross Unrealized
                                  Cost            Value              Gains           Losses
                                  ----            -----              -----           ------
Separate Account A           $168,536,735      $170,416,769      $ 10,958,237      $  9,078,203
Separate Account B            419,958,992       363,238,033           587,407        57,308,366
                             ------------      ------------      ------------      ------------

Total Separate Accounts      $588,495,727      $533,654,802      $ 11,545,644      $ 66,386,569
                             ============      ============      ============      ============

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


I.  VARIANCES FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the NAIC and the Ohio Insurance Department, which vary in some respects from GAAP. The following table summarizes the differences between net income and surplus as determined in accordance with statutory accounting practices and GAAP for the years ended December 31, 2001 and 2000:

                                                                NET INCOME                      CAPITAL AND SURPLUS
                                                          2001             2000               2001                2000
                                                          ----             ----               ----                ----
     As reported on a statutory basis               $(18,804,343)      $(13,673,945)      $ 26,520,994       $ 23,088,466
Commissions capitalized to DAC                        14,688,915         22,550,676         14,688,915         22,550,676
General expenses capitalized to DAC                    5,945,542          5,028,328          5,945,542          5,028,328
Amortization of DAC                                   (6,505,301)        (1,025,435)        (6,505,301)        (1,025,435)

Capitalized bonus interest                             1,003,193             35,787          1,003,193             35,787
Capital gains transferred to IMR, net of tax            (258,665)            (3,581)          (258,665)            (3,581)
Amortization of IMR, net of tax                            7,622             66,220              7,622             66,220
Accrual of bond discount                                   6,424                 --              6,424                 --
Contingent deferred sales charge                         160,771        (11,315,397)           160,771        (11,315,397)
Federal income taxes                                   1,321,801           (160,359)         1,321,801           (160,359)
Deferred income tax adjustment                                --                 --         (6,054,282)                --

Realized gain (loss) adjustment                               --         (1,170,000)                --         (1,170,000)
Unrealized gain (loss) adjustment                             --                 --          3,483,498          6,302,513
AVR adjustment                                                --                 --            350,468            422,668
Non-admitted assets adjustment                                --                 --          6,759,702            (69,662)
Change in accounting principles -
Codification                                                  --                 --          1,443,350                 --
Prior year stat to GAAP cumulative adjustments                --                 --         24,950,549          4,288,791
                                                    ------------       ------------       ------------       ------------

Total GAAP adjustments                                16,370,302         14,006,239         47,303,587         24,950,549
                                                    ------------       ------------       ------------       ------------

GAAP basis                                          $  2,434,041       $    332,294       $ 73,824,581       $ 48,039,015
                                                    ============       ============       ============       ============

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


J.    CODIFIED STATUTORY ACCOUNTING PRINCIPLES

AILIC's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the State of Ohio Insurance Department. Effective January 1, 2001 the State of Ohio required insurance companies domiciled in the State of Ohio to prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual, the "Manual," subject to any deviations prescribed or permitted by the Ohio insurance commissioner. Accounting changes adopted to conform to the provisions of the Manual are reported as changes in accounting principles. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles as a charge to unassigned funds of approximately $1.4 million. Included in this total adjustment is a reduction in unassigned funds of approximately $1.1 million related to write down of impaired assets and a decrease in unassigned funds of approximately $0.3 million related to deferred tax liabilities.

K.    SUBSEQUENT EVENTS

Subsequent to December 31, 2001, litigation involving the Company was settled for approximately $1.0 million. The Company paid this amount in March of 2002 and was reimbursed by GAFRI in April of 2002.

L.    CAPITAL AND SURPLUS

The portion of the Company's unassigned funds (surplus) represented or reduced by each item below is as follows:


Unrealized gains and
losses                                             $ (263,895)
Nonadmitted asset values                           $   807,303
Asset valuation reserve                            $ 1,509,976


Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, AILIC meets the RBC requirements.

The payment of dividends by AILIC to shareholders is limited and can only be made from earned profits unless prior approval is received from the Ohio Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Ohio Insurance Commissioner is also subject to restrictions relating to statutory surplus and net income. In 2002, AILIC cannot pay dividends without prior approval of the Ohio Insurance Commissioner.

PART C
OTHER INFORMATION - 33-65409

ITEM 24  FINANCIAL STATEMENTS AND EXHIBITS

(a)    Financial Statements
       All required financial Statements are included in Parts A or B of this Registration Statement.

(b)    Exhibits
       (1)      Resolution of the Board of Directors of Annuity Investors Life
                Insurance Company (R) authorizing establishment of Annuity Investors
                Variable Account A. (1/)

       (2)    Not Applicable

       (3)    (a)   Distribution Agreement between Annuity Investors Life Insurance Company and
                    AAG Securities, Inc  (n/k/a Great American Advisors, Inc.). (2/)
              (b)   Revised Form of Selling Agreement between Annuity Investors Life Insurance Company,
                    Great American Advisors, Inc. and another Broker-Dealer. (3/)

       (4)    (a)   Individual Contract Forms and Endorsements.

                    (i)      Form of Qualified Individual Flexible Premium Deferred Annuity Contract. (2/)
                    (ii)     Form of Non-Qualified Individual Contract. (2/)
                    (iii)    Form of Loan Endorsement to Qualified Individual Contract. (2/)
                    (iv)     Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. (2/)
                    (v)      Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement
                             to Group Contract. (2/)
                    (vi)     Form of Employer Plan Endorsement to Qualified Individual Contract. (2/)
                    (vii)    Form of IRA Endorsement to Qualified Individual Contract. (2/)
                    (viii)   Form of Texas Optional Retirement Program Endorsement to Qualified
                             Individual Contract. (2/)
                    (ix)     Form of Long-Term Care Waiver to Individual Contract. (4/)
                    (x)      Form of SIMPLE IRA Endorsement Qualified Individual Contract. (4/)
                    (xi)     Revised Form of IRA Endorsement to Qualified Individual Contract. (5/)
                    (xii)    Form of Roth IRA Endorsement to Qualified Individual Contract. (5/)
                    (xiii)   Revised Form of SIMPLE IRA Endorsements to Qualified Individual Contract. (5/)
                    (xiv)    Revised Form of Tax Sheltered Annuity Endorsement to Qualified
                             Individual Contract. (5/)
                    (xv)     Revised Form of Qualified Pension, Profit Sharing and Annuity Plan
                             Endorsement to Qualified Individual Contract. (5/)
                    (xvi)    Revised Form of the Certificate of Participation under Enhanced Contract. (1/)
                    (xvii)   Form of Loan Endorsement to Certificate. (1/)
                    (xviii)  Form of Employer Plan Endorsement to Certificate. (1/)
                    (xix)    Form of Tax Sheltered Annuity Endorsement to Certificate. (1/)
                    (xx)     Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. (1/)
                    (xxi)    Form of Long-Term Care Waiver Rider to Certificate. (1/)
                    (xxii)   Form of Deferred Compensation Endorsement to Certificate. (5/)
                    (xxiii)  Revised Form of Employer Plan Endorsement to Certificate. (4/)

                  (xxiv)   Revised Form of Tax Sheltered Annuity Endorsement to Certificate. (4/)
                  (xxv)    Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate. (4/)
                  (xxvi)   Form of Governmental Section 457 Plan Endorsement to Certificate. (4/)

         (c) Group Contract Form and Certificate of Participation for use in South Dakota. (1/)
                  (i)      Form of Group Flexible Premium Deferred Annuity Contract for use in South Dakota. (6/)
                  (ii)     Form of Certificate of Participation for use in South Dakota. (6/)

         (d)  Group Contract Form and Certificate of Participation Form for use in Wisconsin.

                  (i)      Form of Group Flexible Premium Deferred Annuity Contract for use in Wisconsin. (6/)
                  (ii)     Form of Certificate of Participation for use in Wisconsin. (6/)

         (e)  Certificate of Participation Form for use in North Dakota.
                  (i)      Form of Certificate of Participation for use in North Dakota. (6/)

         (f)  Form of Endorsement for use in Virginia.
                   (i)     Form of Employer Plan Endorsement to Group Contract for use in Virginia. (6/)
                  (ii)     Form of Employer Plan Endorsement to Certificate of Participation for use in Virginia. (6/)
                  (iii)    Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract for use in
                           Virginia. (6/)
                  (iv)     Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation
                           for use in Virginia. (6/)
                  (v)      Form of Tax Sheltered Annuity Endorsement to Group Contract for use in Virginia. (6/)

         (g)   Form of Successor Owner Endorsement to Group Contract. (8/)
         (h)   Form of Successor Owner Endorsement to Certificate of Participant under a Group Contract.(8/)
         (i)   Form of Texas Optional Retirement Program Endorsement to Group Contract. (10/)
         (j)   Form of Texas Optional Retirement Program Endorsement to Certificate of Participation
               under a Group Contract. (10/)
         (k)   Form of Individual Retirement Annuity Endorsement to Group Contract. (11/)
         (l)   Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. (11/)
         (m)   Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. (11/)
         (n)   Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation
               under a Group Contract. (11/)
         (o)   Form of Roth Individual Retirement Annuity Endorsement to Group Contract. (11/)
         (p)   Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation
               under a Group Contract. (11/)
(5)      (a) Form of Application for Group Flexible Premium Deferred Annuity Contract.(1/)
                  (i)      Alternative Form of Application. (7/)
                  (ii)     Alternative Form of Application. (4/)
         (b)   Form of Participant Enrollment Form under a Group Flexible Premium Deferred Annuity
               Contract (ERISA). (1/)
         (c)   Form of Participant Enrollment Form under Group Flexible Premium Deferred Annuity

          Contract (Non-Erisa). (7/)
     (d)  Revised form of Application for Group Flexible Premium Deferred Annuity Contract and Individual Flexible Premium Deferred
          Annuity Contract or Certificate of Participation under a Group Contract. (13/)

(6)  (a)  Articles of Incorporation of Annuity Investors Life Insurance Company. (7/)
          (i)  Amendment to Articles of Incorporation, adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11,
               1996. (7/)
          (ii) Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December
               3, 1996. (7/)

     (b)  Code of Regulations of Annuity Investors Life Insurance Company. (6/)

(7)  Not Applicable.

(8)  (a) Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. (2/)
     (b)  Participation Agreement between Annuity Investors Life Insurance Company and Dreyfus Stock Index Fund. (2/)
     (c)  Participation Agreement between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund,
          Inc. (2/)
     (d)  Participation Agreement between Annuity Investors Life Insurance Company and Janus Aspen Series. (2/)
     (e)  Participation Agreement with Merrill Lynch Variable Series Fund, Inc.
          (i)  Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Variable Series Funds,
               Inc. (2/)
          (ii) Amended and Restated Participation Agreement between Annuity Investors Life Insurance Company and Merrill Lynch
               Variable Series Funds, Inc. (2/)
     (f)  Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a Great American
          Financial Resources, Inc. (2/)
     (g)  Agreement between AAG Securities, Inc. (n/k/a Great American Advisors, Inc.)and AAG Insurance Agency, Inc. (2/)
     (h)  Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.(n/k/a
          Great American Financial Resources, Inc.). (2/)
     (i)  Agreement between Annuity Investors Life Insurance Company and Merrill Lynch Asset Management, L.P. (6/)
     (j)  Participation Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Universal Institutional Funds,
          Inc. (n/k/a Van Kampen.) (7/)
     (k)  Participation Agreement between Annuity Investors Life Insurance Company and Strong Special Fund II, Inc. (n/k/a Strong
          Opportunity Fund II, Inc.). (7/)
     (l)  Participation Agreement between Annuity Investors Life Insurance Company and PBHGInsurance Series Fund, Inc. (7/)
     (m)  Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company. (7/)
     (n)  Service Agreement between Annuity Investors Life Insurance Company and Janus Capital Corporation. (7/)
     (o)  Service Agreement between Annuity Investors Life Insurance Company and Strong Capital Management, Inc. (4/)

     (p)  Service Agreement between Annuity Investors Life Insurance Company and Pilgrim Baxter Associates, Ltd. (4/)
     (q)  Service Agreement between Annuity Investors Life Insurance Company and Morgan Stanley Asset Management, Inc. (4/)
     (r)  Participation Agreement between BT Funds (f/k/a/ Deutsche Asset Management VIT Funds, n/k/a Scudder VIT Funds) and Bankers
          Trust (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance Company. (9/)
     (s)  Service Agreement between Bankers Trust Company (n/k/a Deutsche Asset Management) and Annuity Investors Life Insurance
          Company. (9/)


(9)  Opinion and Consent of Counsel.(1/)
(10) Consent of Independent Auditors. (filed herewith)
(11) No Financial Statements are omitted from item 23.
(12) Not Applicable.
(13) Schedule for Computation of Performance Quotations. (7/)
(14) Not Applicable.
(15) Powers of Attorney. (14/)


1/ Incorporated by reference to Pre-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act File No. 33-65409 '40 Act File No. 811-07299 on November 8, 1995

2/ Incorporated by reference to Pre-Effective Amendment No. 3 to filed on behalf of Annuity Investors Variable Account A, SEC '33 Act File No. 33-65409 '40 Act File No. 811-07299 on December 4, 1995

3/ Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B SEC '33 File No. 333-19725, '40 Act File No. 811-08017 on November 17, 1998

4/ Incorporated by reference to Post-Effective Amendment No. 3. to Form N-4 on April 29, 1998

5/ Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act File No. 33-65409 '40 Act File No. 811-07299 on June 2, 1995

6/ Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act File No. 33-65409 '40 Act File No. 811-07299 on April 24, 1996

7/ Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account A, SEC '33 Act File No. 33-65409 '40 Act File No. 811-07299 on April 29, 1997

8/ Incorporated by reference to Post-Effective Amendment to No. 5, filed on behalf of Annuity Investors Variable Account B SEC '33 File No. 333-19725, '40 Act File no. 811-08017 on February 26, 1999.

9/ Incorporated by reference to Pre-Effective Amendment No. 3, filed on behalf of Annuity Investors Variable Account A, SEC '33 File No. 33-65409 '40 Act File 811-07299 on February 26, 1999.

10/ Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on June 3, 1997.

11/ Incorporated by reference to Post-Effective Amendment No. 4, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on February 1, 1999.

12/ Incorporated by reference to Post Effective Amendment No. 7, filed on behalf of Annuity Investors Variable Account Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on April 28, 2000.

13/ Incorporated by reference to Post-Effective Amendment No. 8, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on April 30, 2001.


14/ Incorporated by reference to Post-Effective Amendment No. 9, filed on behalf of Annuity Investors Variable Account B, SEC '33 Act File No. 333-19725, '40 Act File No. 811-08017, on April 30, 2002.

ITEM 25.      DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY

                                                    PRINCIPAL           POSITIONS AND OFFICES
NAME                                            BUSINESS ADDRESS        WITH THE COMPANY
----                                            ----------------        ----------------
Charles R. Scheper                                     (1)              President, Chief Executive Officer and Director
Stephen Craig Lindner                                  (1)              Director
Mark Francis Muething                                  (1)              Executive Vice President, Secretary, General Counsel and
                                                                        Director
David B. Rich                                          (1)              Chief Operating Officer and Director
Christopher P. Miliano                                 (1)              Director
Vincent J. Granieri                                    (1)              Senior Vice President, Chief Financial Officer and Chief
                                                                        Actuary
Adrienne Kessling                                      (1)              Senior Vice President - Operations
Thomas Kevin Liguzinski                                (1)              Senior Vice President
Teresa C. Caprio                                       (1)              Vice President and Treasurer
Catherine A. Crume                                     (1)              Vice President - Licensing & Commissions
John P. Gruber                                         (1)              Vice President
James L. Henderson                                     (1)              Vice President
Gary L. Peters                                         (1)              Vice President - Variable Annuity Sales
William Jack Maney, II                                 (1)              Assistant Treasurer
Richard Sutton                                         (1)              Assistant Vice President & Appointed Actuary
Thomas E. Mischell                                     (1)              Assistant Treasurer


(1)    P.O. Box 5423, Cincinnati, Ohio  45201-5423


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R) , is a wholly owned Subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources, Inc. (f/k/a American Annuity Group,(SM) Inc.) The Registrant, Annuity Investors Variable Account A, is a segregated asset account of Annuity Investors Life Insurance Company.

AFG ORGANIZATIONAL CHART

                                                                              STATE OF                   DATE OF
                                                                              DOMICILE                   INCORPORATION

American Financial Group, Inc                                                 Ohio                       07/01/1997
|__AFC Holding Company                                                        Ohio                       12/09/1994
|__AHH Holdings, Inc.                                                         Florida                    12/27/1995
|__American Heritage Holding Corporation                                      Delaware                   11/02/1994
|__Heritage Homes Realty, Inc                                                 Florida                    07/20/1993
|__Southeast Title, Inc.                                                      Florida                    05/16/1995
|__Columbia Financial Company                                                 Florida                    10/26/1993
|__Heritage Home Finance Corporation                                          Florida                    02/10/1994
|__American Financial Capital Trust I                                         Delaware                   09/14/1996
|__American Financial Corporation                                             Ohio                       11/15/1955
|__American Financial Corporation (Name Holding Company)                      Ohio                       08/27/1963
|__American Money Management Corporation                                      Ohio                       03/01/1973
|__American Money Management International                                    N.V Netherland
                                                                               Antilles                  05/10/1985
|__American Premier Underwriters, Inc                                         Pennsylvania               04/13/1846
|__The Ann Arbor Railroad Company                                             Michigan                   09/21/1895
|__The Associates of the Jersey Company                                       New Jersey                 11/10/1804
|__Cal Coal, Inc                                                              Illinois                   05/30/1979
|__GAI (Bermuda) Ltd                                                          Bermuda                    04/06/1998
|__GAI Insurance Company, Ltd                                                 Bermuda                    09/18/1989
|__The Indianapolis Union Railway Company                                     Indiana                    11/19/1872
|__Lehigh Valley Railroad Company                                             Pennsylvania               04/21/1846
|__The New York and Harlem Railroad Company                                   New York                   04/25/1831
|__The Owasco River Railway, Inc                                              New York                   06/02/1881
|__PCC Real Estate, Inc                                                       New York                   12/15/1986
|__PCC Chicago Realty Corp                                                    New York                   12/23/1986
|__PCC Gun Hill Realty Corp                                                   New York                   12/18/1985
|__PCC Michigan Realty, Inc                                                   Michigan                   11/09/1987
|__PCC Scarsdale Realty Corp                                                  New York                   06/01/1986
|__Scarsdale Depot Associates, L.P                                            Delaware                   05/05/1989
|__Penn Central Energy Management Company                                     Delaware                   05/11/1987
|__Pennsylvania Company                                                       Delaware                   12/12/1958
|__Atlanta Casualty Company                                                   Ohio                       06/13/1972
|__American Premier Insurance Company                                         Indiana                    11/30/1989
|__Atlanta Casualty Group, Inc                                                Georgia                    04/01/1977
|__Atlanta Casualty General Agency, Inc                                       Texas                      03/15/1961
|__Atlanta Insurance Brokers, Inc                                             Georgia                    02/06/1971
|__Treaty House, Ltd                                                          Nevada                     11/02/1971
|__Atlanta Reserve Insurance Company                                          Ohio                       12/07/1998
|__Atlanta Specialty Insurance Company                                        Ohio                       02/06/1974
|__Penn Central U.K Limited                                                   United Kingdom             10/28/1992
|__Insurance (GB) Limited                                                     United Kingdom             05/13/1992
|__Delbay Corporation                                                         Delaware                   12/27/1962
|__Great Southwest Corporation                                                Delaware                   10/25/1978
|__World Houston, Inc                                                         Delaware                   05/30/1974
|__Hangar Acquisition Corp                                                    Ohio                       10/06/1995
|__Infinity Insurance Company                                                 Indiana                    08/28/1978



                                                                                                             % OF STOCK OWNED
                                                                                                             BY IMMEDIATE
                                                              NATURE OF BUSINESS                             PARENT COMPANY (1)

American Financial Group, Inc                                 Diversified Financial Holding Company
|__AFC Holding Company                                        Diversified Financial Holding Company          100
|__AHH Holdings, Inc.                                         Holding Company                                 49
|__American Heritage Holding Corporation                      Home Builder                                   100
|__Heritage Homes Realty, Inc                                 Home Sales                                     100
|__Southeast Title, Inc.                                      Title Company                                  100
|__Columbia Financial Company                                 Real Estate Holding Company                    100
|__Heritage Home Finance Corporation                          Finance Company                                100
|__American Financial Capital Trust I                         Statutory Business Trust                       100
|__American Financial Corporation                             Diversified Financial Holding Company          100
|__American Financial Corporation (Name Holding Company)      Inactive                                       100
|__American Money Management Corporation                      Securities Management Company                  100
|__American Money Management International                    Securities Management Company                  100
|__American Premier Underwriters, Inc                         Diversified Company                            100 (2)
|__The Ann Arbor Railroad Company                             Inactive                                        99
|__The Associates of the Jersey Company                       Inactive                                       100
|__Cal Coal, Inc                                              Inactive                                       100
|__GAI (Bermuda) Ltd                                          Holding Company                                100
|__GAI Insurance Company, Ltd                                 Reinsurance                                    100
|__The Indianapolis Union Railway Company                     Inactive                                       100
|__Lehigh Valley Railroad Company                             Inactive                                       100
|__The New York and Harlem Railroad Company                   Inactive                                        97
|__The Owasco River Railway, Inc                              Inactive                                       100
|__PCC Real Estate, Inc                                       Holding Company                                100
|__PCC Chicago Realty Corp                                    Real Estate Developer                          100
|__PCC Gun Hill Realty Corp                                   Real Estate Developer                          100
|__PCC Michigan Realty, Inc                                   Real Estate Developer                          100
|__PCC Scarsdale Realty Corp                                  Real Estate Developer                          100
|__Scarsdale Depot Associates, L.P                            Real Estate Developer                           80
|__Penn Central Energy Management Company                     Inactive                                       100
|__Pennsylvania Company                                       Holding Company                                100
|__Atlanta Casualty Company                                   Property/Casualty Insurance                    100
|__American Premier Insurance Company                         Property/Casualty Insurance                    100
|__Atlanta Casualty Group, Inc                                Insurance Agency                               100
|__Atlanta Casualty General Agency, Inc                       Managing General Agency                        100
|__Atlanta Insurance Brokers, Inc                             Insurance Agency                               100
|__Treaty House, Ltd                                          Insurance Premium Finance                      100
|__Atlanta Reserve Insurance Company                          Property/Casualty Insurance                    100
|__Atlanta Specialty Insurance Company                        Property/Casualty Insurance                    100
|__Penn Central U.K Limited                                   Insurance Holding Company                      100
|__Insurance (GB) Limited                                     Property/Casualty Insurance                    100
|__Delbay Corporation                                         Inactive                                       100
|__Great Southwest Corporation                                Real Estate Developer                          100
|__World Houston, Inc                                         Real Estate Developer                          100
|__Hangar Acquisition Corp                                    Aircraft Investment                            100
|__Infinity Insurance Company                                 Property/Casualty Insurance                    100

|__Infinity Agency of Texas, Inc                                              Texas                      07/15/1992
|__The Infinity Group, Inc                                                    Indiana                    07/22/1992
|__Infinity National Insurance Company                                        Indiana                    08/05/1992
|__Infinity Select Insurance Company                                          Indiana                    06/11/1991
|__Leader Insurance Company                                                   Ohio                       03/20/1963
|__American Commonwealth Development Company                                  Texas                      07/23/1963
|__Budget Insurance Premiums, Inc                                             Ohio                       02/14/1964
|__Leader Group, Inc                                                          Ohio                       12/16/1997
|__Leader Managing General Agency, Inc                                        Texas                      08/21/1989
|__Leader National Agency of Texas, Inc                                       Texas                      01/25/1994
|__Leader National Agency, Inc                                                Ohio                       04/05/1963
|__Leader Preferred Insurance Company                                         Ohio                       11/07/1994
|__Leader Specialty Insurance Company                                         Indiana                    03/10/1994
|__TICO Insurance Company                                                     Ohio                       06/03/1980
|__PCC Technical Industries, Inc                                              California                 03/07/1955
|__ESC, Inc                                                                   California                 11/02/1962
|__Marathon Manufacturing Companies, Inc                                      Delaware                   11/18/1983
|__Marathon Manufacturing Company                                             Delaware                   12/07/1979
|__PCC Maryland Realty Corp                                                   Maryland                   08/18/1993
|__Penn Camarillo Realty Corp                                                 California                 11/24/1992
|__Penn Towers, Inc                                                           Pennsylvania               08/01/1958
|__Republic Indemnity Company of America                                      California                 12/05/1972
|__Republic Indemnity Company of California                                   California                 10/13/1982
|__Republic Indemnity Medical Management, Inc                                 California                 03/25/1996
|__Risico Management Corporation                                              Delaware                   01/10/1989
|__Windsor Insurance Company                                                  Indiana                    11/05/1987
|__American Deposit Insurance Company                                         Oklahoma                   12/28/1966
|__Granite Finance Co., Inc                                                   Texas                      11/09/1965
|__Coventry Insurance Company                                                 Ohio                       09/05/1989
|__El Aguila Compania de Seguros, S.A. de C.V                                 Mexico                     11/24/1994
|__Financiadora de Primas Condor, S.A. de C.V                                 Mexico                     03/16/1998
|__Moore Group Inc                                                            Georgia                    12/19/1962
|__Casualty Underwriters, Inc                                                 Georgia                    10/01/1954
|__Dudley L. Moore Insurance, Inc                                             Louisiana                  03/30/1978
|__Hallmark General Insurance Agency, Incorporated                            Oklahoma                   06/16/1972
|__Windsor Group, Inc                                                         Georgia                    05/23/1991
|__Regal Insurance Company                                                    Indiana                    11/05/1987
|__Texas Windsor Group, Inc                                                   Texas                      06/23/1988
|__Pennsylvania-Reading Seashore Lines                                        New Jersey                 06/14/1901
|__Pittsburgh and Cross Creek Railroad Company                                Pennsylvania               08/14/1970
|__PLLS, Ltd                                                                  Washington                 05/14/1990
|__Premier Lease & Loan Services Insurance Agency, Inc                        Washington                 12/27/1983
|__Premier Lease & Loan Insurance Services B.V                                The Netherlands            08/24/1999
|__Premier Lease & Loan Services of Canada, Inc                               Washington                 02/28/1991
|__Terminal Realty Penn Co                                                    District of Columbia       09/23/1968
|__United Railroad Corp                                                       Delaware                   11/25/1981
|__Detroit Manufacturers Railroad Company                                     Michigan                   01/30/1902
|__Waynesburg Southern Railroad Company                                       Pennsylvania               09/01/1966
|__Chiquita Brands International, Inc                                         New Jersey                 03/30/1899
|__Dixie Terminal Corporation                                                 Ohio                       04/23/1970
|__Fairmont Holdings, Inc                                                     Ohio                       12/15/1983
|__Flextech Holding Co., Inc                                                  Ohio                       08/31/2000

|__Infinity Agency of Texas, Inc                           Managing General Agency                          100
|__The Infinity Group, Inc                                 Insurance Holding Company                        100
|__Infinity National Insurance Company                     Property/Casualty Insurance                      100
|__Infinity Select Insurance Company                       Property/Casualty Insurance                      100
|__Leader Insurance Company                                Property/Casualty Insurance                      100
|__American Commonwealth Development Company               Real Estate Development                          100
|__Budget Insurance Premiums, Inc                          Premium Finance Company                          100
|__Leader Group, Inc                                       Holding Company                                  100
|__Leader Managing General Agency, Inc                     Managing General Agent/Surplus Lines Agent       100
|__Leader National Agency of Texas, Inc                    Managing General Agency                          100
|__Leader National Agency, Inc                             Brokering Agent                                  100
|__Leader Preferred Insurance Company                      Property/Casualty Insurance                      100
|__Leader Specialty Insurance Company                      Property/Casualty Insurance                      100
|__TICO Insurance Company                                  Property/Casualty Insurance                      100
|__PCC Technical Industries, Inc                           Holding Company                                  100
|__ESC, Inc                                                Inactive                                         100
|__Marathon Manufacturing Companies, Inc                   Holding Company                                  100
|__Marathon Manufacturing Company                          Inactive                                         100
|__PCC Maryland Realty Corp                                Real Estate Holding Company                      100
|__Penn Camarillo Realty Corp                              Real Estate Holding Company                      100
|__Penn Towers, Inc                                        Inactive                                         100
|__Republic Indemnity Company of America                   Workers' Compensation Insurance                  100
|__Republic Indemnity Company of California                Workers' Compensation Insurance                  100
|__Republic Indemnity Medical Management, Inc              Medical Bill Review                              100
|__Risico Management Corporation                           Risk Management                                  100
|__Windsor Insurance Company                               Property/Casualty Insurance                      100
|__American Deposit Insurance Company                      Property/Casualty Insurance                      100
|__Granite Finance Co., Inc                                Premium Financing                                100
|__Coventry Insurance Company                              Property/Casualty Insurance                      100
|__El Aguila Compania de Seguros, S.A. de C.V              Property/Casualty Insurance                      100 (2)
|__Financiadora de Primas Condor, S.A. de C.V              Premium Finance                                   99
|__Moore Group Inc                                         Insurance Holding Company/Agency                 100
|__Casualty Underwriters, Inc                              Insurance Agency                                  51
|__Dudley L. Moore Insurance, Inc                          Insurance Agency                                 100
|__Hallmark General Insurance Agency, Incorporated         Insurance Agency                                 beneficial interest
|__Windsor Group, Inc                                      Insurance Holding Company                        100
|__Regal Insurance Company                                 Property/Casualty Insurance                      100
|__Texas Windsor Group, Inc                                Insurance Agency                                 100
|__Pennsylvania-Reading Seashore Lines                     Inactive                                          66.67
|__Pittsburgh and Cross Creek Railroad Company             Inactive                                          83
|__PLLS, Ltd                                               Insurance Agency                                 100
|__Premier Lease & Loan Services Insurance Agency, Inc     Insurance Agency                                 100
|__Premier Lease & Loan Insurance Services B.V             Insurance Agency                                 100
|__Premier Lease & Loan Services of Canada, Inc            Insurance Agency                                 100
|__Terminal Realty Penn Co                                 Inactive                                         100
|__United Railroad Corp                                    Inactive                                         100
|__Detroit Manufacturers Railroad Company                  Inactive                                          82
|__Waynesburg Southern Railroad Company                    Inactive                                         100
|__Chiquita Brands International, Inc                      Produce/Process/Distribute Food Products          30.66 (2)
|__Dixie Terminal Corporation                              Real Estate Holding Company                      100
|__Fairmont Holdings, Inc                                  Holding Company                                  100
|__Flextech Holding Co., Inc                               Packing Manufacturer                             100

|__FWC Corporation                                                            Ohio                       03/16/1983
|__Great American Insurance Company                                           Ohio                       03/07/1872
|__AFC Coal Properties, Inc                                                   Ohio                       12/18/1996
|__American Empire Surplus Lines Insurance Company                            Delaware                   07/15/1977
|__American Empire Insurance Company                                          Ohio                       11/26/1979
|__American Empire Underwriters, Inc                                          Texas                      05/19/1976
|__Fidelity Excess and Surplus Insurance Company                              Ohio                       06/30/1987
|__American Financial Enterprises, Inc                                        Connecticut                01/01/1871
|__American Insurance Agency, Inc                                             Kentucky                   07/27/1967
|__American Signature Underwriters, Inc                                       Ohio                       04/08/1996
|__American Special Risk, Inc                                                 Illinois                   12/29/1981
|__Aviation Specialty Managers, Inc                                           Texas                      09/07/1965
|__Brothers Property Corporation                                              Ohio                       09/08/1987
|__Brothers Pennsylvanian Corporation                                         Pennsylvania               12/23/1994
|__Brothers Port Richey Corporation                                           Florida                    12/06/1993
|__Brothers Property Management Corporation                                   Ohio                       09/25/1987
|__Brothers Railyard Corporation                                              Texas                      12/14/1993
|__Crop Managers Insurance Agency, Inc                                        Kansas                     08/09/1989
|__Dempsey & Siders Agency, Inc                                               Ohio                       05/09/1956
|__FCIA Management Company, Inc                                               New York                   09/17/1991
|__GAI Warranty Company                                                       Ohio                       01/25/2001
|__GAI Warranty Company of Florida                                            Florida                    03/23/2001
|__The Gains Group, Inc                                                       Ohio                       01/26/1982
|__Global Premier Finance Company                                             Ohio                       08/25/1998
|__Great American Alliance Insurance Company                                  Ohio                       09/11/1945
|__Great American Assurance Company                                           Ohio                       03/23/1905
|__Great American Contemporary Insurance Company                              Illinois                   04/16/1996
|__Great American Custom Insurance Services Illinois, Inc                     Illinois                   07/08/1992
|__Great American Custom Insurance Services, Inc                              Ohio                       07/27/1983
|__Eden Park Insurance Brokers, Inc                                           California                 02/13/1990
|__Great American Custom Insurance Services California, Inc                   California                 05/18/1992
|__Great American Custom Insurance Services Massachusetts, Inc                Massachusetts              04/11/1994
|__Professional Risk Brokers of Connecticut, Inc                              Connecticut                07/09/1992
|__Professional Risk Brokers of Ohio, Inc                                     Ohio                       12/17/1986
|__Professional Risk Brokers, Inc                                             Illinois                   03/01/1990
|__Smith, Evans and Schmitt, Inc                                              California                 08/05/1988
|__Great American E & S Insurance Company                                     Delaware                   02/28/1979
|__Great American Fidelity Insurance Company                                  Delaware                   01/12/1982
|__Great American Financial Resources, Inc                                    Delaware                   11/23/1992
|__AAG Holding Company, Inc                                                   Ohio                       09/11/1996
|__American Annuity Group Capital Trust I                                     Delaware                   09/13/1996
|__American Annuity Group Capital Trust II                                    Delaware                   03/04/1997
|__American Annuity Group Capital Trust III                                   Delaware                   05/14/1997
|__Great American Life Insurance Company                                      Ohio                       12/15/1959
|__American Retirement Life Insurance Company                                 Ohio                       05/12/1978
|__Annuity Investors Life Insurance Company                                   Ohio                       11/13/1981
|__CHATBAR, Inc                                                               Massachusetts              11/02/1993
|__Chatham Enterprises, Inc                                                   Massachusetts              03/29/1954
|__Consolidated Financial Corporation                                         Michigan                   09/10/1985
|__Driskill Holdings, Inc                                                     Texas                      06/07/1995
|__GALIC Brothers, Inc                                                        Ohio                       11/12/1993
|__Great American Life Assurance Company                                      Ohio                       08/10/1967

|__FWC Corporation                                                Financial Services Company                    100
|__Great American Insurance Company                               Property/Casualty Insurance                   100
|__AFC Coal Properties, Inc                                       Real Estate Holding Company                   100
|__American Empire Surplus Lines Insurance Company                Excess and Surplus Lines Insurance            100
|__American Empire Insurance Company                              Property/Casualty Insurance                   100
|__American Empire Underwriters, Inc                              Insurance Agency                              100
|__Fidelity Excess and Surplus Insurance Company                  Property/Casualty Insurance                   100
|__American Financial Enterprises, Inc                            Closed End Investment Company                 100 (2)
|__American Insurance Agency, Inc                                 Insurance Agency                              100
|__American Signature Underwriters, Inc                           Insurance Agency                              100
|__American Special Risk, Inc                                     Insurance Broker/Managing General Agency      100
|__Aviation Specialty Managers, Inc                               Managing General Agency                       100
|__Brothers Property Corporation                                  Real Estate Holding                           80
|__Brothers Pennsylvanian Corporation                             Real Estate Holding                           100
|__Brothers Port Richey Corporation                               Real Estate Holding                           100
|__Brothers Property Management Corporation                       Real Estate Management                        100
|__Brothers Railyard Corporation                                  Real Estate Holding                           100
|__Crop Managers Insurance Agency, Inc                            Insurance Agency                              100
|__Dempsey & Siders Agency, Inc                                   Insurance Agency                              100
|__FCIA Management Company, Inc                                   Servicing Agent                               100
|__GAI Warranty Company                                           Service Warranty Provider                     100
|__GAI Warranty Company of Florida                                Service Warranty Provider                     100
|__The Gains Group, Inc                                           Marketing of Advertising                      100
|__Global Premier Finance Company                                 Premium Finance                               100
|__Great American Alliance Insurance Company                      Property/Casualty Insurance                   100
|__Great American Assurance Company                               Property/Casualty Insurance                   100
|__Great American Contemporary Insurance Company                  Property/Casualty Insurance                   100
|__Great American Custom Insurance Services Illinois, Inc         Underwriting Office                           100
|__Great American Custom Insurance Services, Inc                  Holding Company for E&S Agency/Brokerage      100
|__Eden Park Insurance Brokers, Inc                               Wholesale Agency/Brokerage for E&S Lines      100
|__Great American Custom Insurance Services California, Inc       Insurance Services                            100
|__Great American Custom Insurance Services Massachusetts, Inc    Excess and Surplus Lines Broker               100
|__Professional Risk Brokers of Connecticut, Inc                  Wholesale Agency/Brokerage for E&S Lines      100
|__Professional Risk Brokers of Ohio, Inc                         Excess and Surplus Lines Broker               100
|__Professional Risk Brokers, Inc                                 Wholesale Agency/Brokerage for E&S Lines      100
|__Smith, Evans and Schmitt, Inc                                  Insurance Agency                              100
|__Great American E & S Insurance Company                         Excess and Surplus Lines Insurance            100
|__Great American Fidelity Insurance Company                      Excess and Surplus Lines Insurance            100
|__Great American Financial Resources, Inc                        Insurance Holding Company                      82.78 (2)
|__AAG Holding Company, Inc                                       Holding Company                               100
|__American Annuity Group Capital Trust I                         Financing Entity                              100
|__American Annuity Group Capital Trust II                        Financing Entity                              100
|__American Annuity Group Capital Trust III                       Financing Entity                              100
|__Great American Life Insurance Company                          Life Insurance                                100
|__American Retirement Life Insurance Company                     Life Insurance                                100
|__Annuity Investors Life Insurance Company                       Life Insurance                                100
|__CHATBAR, Inc                                                   Hotel Operator                                100
|__Chatham Enterprises, Inc                                       Real Estate Holding Company                   100
|__Consolidated Financial Corporation                             Retirement & Financial Planning Company       100
|__Driskill Holdings, Inc                                         Real Estate Manager                           beneficial interest
|__GALIC Brothers, Inc                                            Real Estate Management                         80
|__Great American Life Assurance Company                          Life Insurance                                100

|__Great American Life Children's Foundation                                  Ohio                       08/06/1998
|__Great American Life Insurance Company of New York                          New York                   12/31/1963
|__Loyal American Life Insurance Company                                      Ohio                       05/18/1955
|__ADL Financial Services, Inc                                                North Carolina             09/10/1970
|__Purity Financial Corporation                                               Florida                    12/12/1991
|__Skipjack Marina Corp                                                       Maryland                   06/24/1999
|__United Teacher Associates, Ltd                                             Texas                      12/17/1998
|__United Teacher Associates Insurance Company                                Texas                      12/15/1958
|__AAG Insurance Agency of Alabama                                            Alabama                    09/22/1995
|__AAG Insurance Agency of Texas, Inc                                         Texas                      06/02/1995
|__AAG Insurance Agency, Inc                                                  Kentucky                   12/06/1994
|__AAG Insurance Agency of Massachusetts, Inc                                 Massachusetts              05/25/1995
|__American DataSolutions International, Inc                                  Ohio                       08/24/2001
|__American Data Source India Private Limited                                 India                      09/03/1997
|__American Memorial Marketing Services, Inc                                  Washington                 06/19/1980
|__CSW Management Services, Inc                                               Texas                      06/27/1985
|__GALIC Disbursing Company                                                   Ohio                       05/31/1994
|__Great American Advisors, Inc                                               Ohio                       12/10/1993
|__Great American Life Assurance Company of Puerto Rico                       Puerto Rico                07/01/1964
|__Keyes-Graham Insurance Agency, Inc                                         Massachusetts              08/07/1981
|__Laurentian Credit Services Corporation                                     Delaware                   10/07/1994
|__Laurentian Marketing Services, Inc                                         Delaware                   12/23/1987
|__Laurentian Securities Corporation                                          Delaware                   01/03/1990
|__Lifestyle Financial Investments, Inc                                       Ohio                       12/29/1993
|__Lifestyle Financial Investments Agency of Ohio, Inc                        Ohio                       03/07/1994
|__Lifestyle Financial Investments of Indiana, Inc                            Indiana                    02/24/1994
|__Lifestyle Financial Investments of the Northwest, Inc                      Minnesota                  06/10/1985
|__Loyal Marketing Services, Inc                                              Alabama                    07/20/1990
|__Money-Plan International, Inc                                              Florida                    12/31/1979
|__SPELCO (UK) Ltd                                                            United Kingdom
|__SWTC Hong Kong Ltd                                                         Hong Kong
|__SWTC, Inc                                                                  Delaware
|__Great American Insurance Agency, Inc                                       Ohio                       04/20/1999
|__Great American Insurance Company of New York                               New York                   08/22/1947
|__Great American Lloyd's Insurance Company                                   Texas                      10/09/1979
|__Great American Lloyd's, Inc                                                Texas                      08/02/1983
|__Great American Management Services, Inc                                    Ohio                       12/05/1974
|__Great American Protection Insurance Company                                Indiana                    01/08/1990
|__Great American Re Inc                                                      Delaware                   05/14/1971
|__Great American Security Insurance Company                                  Ohio                       07/01/1987
|__Great American Spirit Insurance Company                                    Indiana                    04/05/1988
|__Great Texas County Mutual Insurance Company                                Texas                      04/29/1954
|__Grizzly Golf Center, Inc                                                   Ohio                       11/08/1993
|__Key Largo Group, Inc                                                       Florida                    02/25/1969
|__Mid-Continent Casualty Company                                             Oklahoma                   02/26/1947
|__Mid-Continent Insurance Company                                            Oklahoma                   08/13/1992
|__Oklahoma Surety Company                                                    Oklahoma                   08/05/1968
|__National Interstate Corporation                                            Ohio                       01/26/1989
|__American Highways Insurance Agency (CA)                                    California                 05/05/1994
|__American Highways Insurance Agency (OH)                                    Ohio                       06/29/1999
|__Explorer Insurance Agency, Inc                                             Ohio                       07/17/1997
|__Hudson Indemnity, Ltd                                                      Cayman Islands             06/12/1996

|__Great American Life Children's Foundation                  Charitable Foundation                        beneficial interest
|__Great American Life Insurance Company of New York          Life Insurance Company                       100
|__Loyal American Life Insurance Company                      Life Insurance                               100
|__ADL Financial Services, Inc                                Inactive                                     100
|__Purity Financial Corporation                               Credit Union Marketing                       100
|__Skipjack Marina Corp                                       Marina Operator                              100
|__United Teacher Associates, Ltd                             Holding Company - Limited Partnership        100 (2)
|__United Teacher Associates Insurance Company                Life Insurance Company                       100
|__AAG Insurance Agency of Alabama                            Insurance Agency                             100
|__AAG Insurance Agency of Texas, Inc                         Insurance Agency                             100
|__AAG Insurance Agency, Inc                                  Insurance Agency                             100
|__AAG Insurance Agency of Massachusetts, Inc                 Insurance Agency                             100
|__American DataSolutions International, Inc                  Data Processing & Holding Company            100
|__American Data Source India Private Limited                 Software Development                          99
|__American Memorial Marketing Services, Inc                  Marketing Services                           100
|__CSW Management Services, Inc                               Inactive                                     100
|__GALIC Disbursing Company                                   Payroll Servicer                             100
|__Great American Advisors, Inc                               Broker-Dealer                                100
|__Great American Life Assurance Company of Puerto Rico       Insurance Company                             99
|__Keyes-Graham Insurance Agency, Inc                         Insurance Agency                             100
|__Laurentian Credit Services Corporation                     Inactive                                     100
|__Laurentian Marketing Services, Inc                         Inactive                                     100
|__Laurentian Securities Corporation                          Inactive                                     100
|__Lifestyle Financial Investments, Inc                       Marketing Services                           100
|__Lifestyle Financial Investments Agency of Ohio, Inc        Insurance Agency                             beneficial interest
|__Lifestyle Financial Investments of Indiana, Inc            Insurance Agency                             100
|__Lifestyle Financial Investments of the Northwest, Inc      Insurance Agency                             100
|__Loyal Marketing Services, Inc                              Inactive                                     100
|__Money-Plan International, Inc                              Insurance Agency                             100
|__SPELCO (UK) Ltd                                            Inactive                                      99
|__SWTC Hong Kong Ltd                                         Inactive                                     100
|__SWTC, Inc                                                  Inactive                                     100
|__Great American Insurance Agency, Inc                       Insurance Agency                             100
|__Great American Insurance Company of New York               Property/Casualty Insurance                  100
|__Great American Lloyd's Insurance Company                   Lloyd's Plan Insurer                         beneficial interest
|__Great American Lloyd's, Inc                                Corporate Attorney-in-Fact                   100
|__Great American Management Services, Inc                    Data Processing and Equipment Leasing        100
|__Great American Protection Insurance Company                Surplus Lines Insurer                        100
|__Great American Re Inc                                      Reinsurance Intermediary                     100
|__Great American Security Insurance Company                  Property/Casualty Insurance                  100
|__Great American Spirit Insurance Company                    Property/Casualty Insurance                  100
|__Great Texas County Mutual Insurance Company                Automobile Insurance                         beneficial interest
|__Grizzly Golf Center, Inc                                   Golf Course Management                       100
|__Key Largo Group, Inc                                       Land Developer                               100
|__Mid-Continent Casualty Company                             Property/Casualty Insurance                  100
|__Mid-Continent Insurance Company                            Property/Casualty Insurance                  100
|__Oklahoma Surety Company                                    Special Coverage Insurance Company           100
|__National Interstate Corporation                            Holding Company                               58
|__American Highways Insurance Agency (CA)                    Insurance Agency                             100
|__American Highways Insurance Agency (OH)                    Insurance Agency                             100
|__Explorer Insurance Agency, Inc                             Insurance Agency                             100
|__Hudson Indemnity, Ltd                                      Property/Casualty Insurance                  100

|__National Interstate Insurance Agency, Inc                                  Ohio                       02/13/1989
|__National Interstate Insurance Company                                      Ohio                       02/10/1989
|__National Interstate Insurance Company of Hawaii, Inc                       Hawaii                     09/20/1999
|__NorthCoast Management, Inc                                                 Nebraska                   02/09/1993
|__Safety, Claims & Litigation Services, Inc                                  Pennsylvania               06/23/1995
|__PCC 38 Corp                                                                Illinois                   12/23/1996
|__PLLS Canada Insurance Brokers Inc                                          Ontario, Canada            06/13/2001
|__Pointe Apartments, Inc                                                     Minnesota                  06/24/1993
|__Premier Dealer Services, Inc                                               Illinois                   06/24/1998
|__Stone Mountain Professional Liability Agency, Inc                          Georgia                    08/07/1995
|__Tamarack American, Inc                                                     Delaware                   06/10/1986
|__Timberglen Limited                                                         United Kingdom             10/28/1992
|__Transport Insurance Company                                                Ohio                       05/25/1976
|__Instech Corporation                                                        Texas                      09/02/1975
|__Transport Insurance Agency, Inc                                            Texas                      08/21/1989
|__Worldwide Insurance Company                                                Ohio                       09/27/1979
|__Worldwide Direct Auto Insurance Company                                    Kentucky                   11/13/1961
|__Worldwide Casualty Insurance Company                                       Kentucky                   02/17/1981
|__One East Fourth, Inc                                                       Ohio                       02/03/1964
|__Pioneer Carpet Mills, Inc                                                  Ohio                       04/29/1976
|__Superior NWVN of Ohio, Inc                                                 Ohio                       05/05/2000
|__TEJ Holdings, Inc                                                          Ohio                       12/04/1984
|__Three East Fourth, Inc                                                     Ohio                       08/10/1966
|__National Interstate Insurance Agency of Texas, Inc                         Texas                      06/07/1989

|__National Interstate Insurance Agency, Inc                   Insurance Agency                        100
|__National Interstate Insurance Company                       Property/Casualty Insurance             100
|__National Interstate Insurance Company of Hawaii, Inc        Property/Casualty Insurance             100
|__NorthCoast Management, Inc                                  Underwriting Management                 100
|__Safety, Claims & Litigation Services, Inc                   Claims Third Party Administrator        100
|__PCC 38 Corp                                                 Real Estate Holding Company             100
|__PLLS Canada Insurance Brokers Inc                           Insurance Agency                        49
|__Pointe Apartments, Inc                                      Real Estate Holding Company             100
|__Premier Dealer Services, Inc                                Third Party Administrator               100
|__Stone Mountain Professional Liability Agency, Inc           Insurance Agency                        100
|__Tamarack American, Inc                                      Management Holding Company              100
|__Timberglen Limited                                          Investments                             100
|__Transport Insurance Company                                 Property Casualty Insurance             100
|__Instech Corporation                                         Claim and Claim Adjustment Services     100
|__Transport Insurance Agency, Inc                             Insurance Agency                        beneficial interest
|__Worldwide Insurance Company                                 Property/Casualty Insurance             100
|__Worldwide Direct Auto Insurance Company                     Property/Casualty Insurance             100
|__Worldwide Casualty Insurance Company                        Property/Casualty Insurance             100
|__One East Fourth, Inc                                        Real Estate Holding Company             100
|__Pioneer Carpet Mills, Inc                                   Inactive                                100
|__Superior NWVN of Ohio, Inc                                  Holding Company                         100
|__TEJ Holdings, Inc                                           Real Estate Holding Company             100
|__Three East Fourth, Inc                                      Real Estate Holding Company             100
|__National Interstate Insurance Agency of Texas, Inc          Insurance Agency                        beneficial interest


(2) Total percentage owned by parent shown and by other affiliated company(s).
(1) Except Director's Qualifying Shares.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 2002, there were 4,442 Individual Contract Owners, of which 3,983 were qualified and 459 were non-qualified.


ITEM 28.  INDEMNIFICATION

       (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:

              The Corporations shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

              Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

       (b) The directors and officers of Annuity Investors Life Insurance Company are covered under A directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2002. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

ITEM 29.  PRINCIPAL UNDERWRITER

       Great American Advisors, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(r) Variable Account B.

       (a) Great American Advisors, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

       (b)    Directors and Officers of Great American Advisors, Inc.

       Name and Principal                     Position with
       Business Address                       Great American Advisors, Inc.
       ----------------                       ----------------------------
       James Lee Henderson  (1)               President
       James T. McVey  (1)                    Chief Operating Officer and Senior Vice President
       Christopher Gryzen  (1)                Vice President and Chief Compliance Officer
       Mark Francis Muething  (1)             Vice President, Secretary and Director
       Peter J. Nerone  (1)                   Vice President
       Paul Ohlin  (1)                        Treasurer
       Thomas E. Mischell  (1)                Assistant Treasurer
       Fred J. Runk  (1)                      Assistant Treasurer


(1)    525 Vine Street, 7th Floor, Cincinnati, Ohio  45202
       (c)    Not Applicable

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

       All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Teresa C. Caprio, Vice President and Treasurer of the Company at the Administrative Office.

ITEM 31.  MANAGEMENT SERVICES

       Not Applicable

ITEM 32.  UNDERTAKINGS

       (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

       (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

       (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 1st day of May, 2002.


                      Annuity Investors Variable Account A
                                  (Registrant)


                           By: /s/ Charles R. Scheper
                             ----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director
                    Annuity Investors Life Insurance Company

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)


                           By: /s/ Charles R. Scheper
                             -----------------------
                               Charles R. Scheper*
                                   President,
                      Chief Executive Officer and Director


As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/  David B. Rich             Chief Operating Officer            April 22, 2002
------------------             and Director
David B. Rich*

/s  Teresa C. Caprio           Vice President and Treasurer       April 22, 2002
--------------------
Teresa C. Caprio*

/s/  Stephen Craig Lindner     Director                           April 22, 2002
--------------------------
Stephen Craig Lindner*

/s/  Christopher P. Miliano    Director                           April 22, 2002
---------------------------
William Jack Maney, II*

/s/  Mark Francis Muething     Director                           April 22, 2002
--------------------------
Mark Francis Muething*

* Executed by Carol Edwards Dunn on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.           Description of Exhibit
-----------           ----------------------

(10)                Consent of Independent Auditors (filed herewith).

                         CONSENT OF INDEPENDENT AUDITORS

We consent to the reference to our firm under the captions "Experts" and "Financial Statements" and to the use of our reports dated March 8, 2002, with respect to the statutory-basis financial statements of Annuity Investors Life Insurance Company, and April 5, 2002, with respect to the financial statements of Annuity Investors Variable Account A, in Post-effective Amendment No. 6 (Form N-4 No. 33-65409) and Post-effective Amendment No. 15 (Form N-4 No. 811-07299) to the Registration Statements and related Statement of Additional Information of Annuity Investors Variable Account A filed with the Securities and Exchange Commission.



                                          /s/ Ernst & Young LLP



Cincinnati, Ohio
April 26, 2002